Quarterly Report
September 30, 2019
SSGA Active Trust
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.2%
COMMODITIES — 20.8%
Invesco DB Gold Fund	67,127	$3,017,694
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	1,153,721	18,021,122
		21,038,816
INFLATION LINKED — 16.1%
SPDR Bloomberg Barclays TIPS ETF (a)	571,875	16,309,875
INTERNATIONAL EQUITY — 11.2%
SPDR S&P Global Infrastructure ETF (a)(b)	173,569	9,267,717
VanEck Vectors Agribusiness ETF	30,844	2,031,386
		11,299,103
INTERNATIONAL FIXED INCOME — 6.1%
SPDR FTSE International Government Inflation-Protected Bond ETF (a)	112,228	6,139,534
NATURAL RESOURCES — 24.7%
SPDR S&P Global Natural Resources ETF (a)(b)	466,182	20,078,459
SPDR S&P Metals & Mining ETF (a)(b)	75,380	1,918,421
The Energy Select Sector SPDR Fund (a)(b)	50,092	2,965,446
		24,962,326
REAL ESTATE — 19.3%
SPDR Dow Jones International Real Estate ETF (a)(b)	235,177	9,294,195
SPDR Dow Jones REIT ETF (a)	98,111	10,259,467
		19,553,662
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $103,020,445)		99,303,316
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 8.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (c)(d)	1,807,647	$1,807,647
State Street Navigator Securities Lending Portfolio III (e)(f)	6,953,802	6,953,802
TOTAL SHORT-TERM INVESTMENTS (Cost $8,761,449)		$8,761,449
TOTAL INVESTMENTS—106.9% (Cost $111,781,894)		108,064,765
LIABILITIES IN EXCESS OF OTHER ASSETS—(6.9)%		(6,953,318)
NET ASSETS—100.0%		$101,111,447
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$99,303,316	$—	$—	$99,303,316
Short-Term Investments	8,761,449	—	—	8,761,449
TOTAL INVESTMENTS	$108,064,765	$—	$—	$108,064,765
See accompanying notes to schedule of investments.

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
SPDR Bloomberg Barclays TIPS ETF	295,379	$16,715,498	$1,046,451	$1,582,945	$39,911	$90,960	571,875	$16,309,875	$144,464
SPDR Dow Jones International Real Estate ETF	254,986	9,880,708	144,253	918,040	35,461	151,813	235,177	9,294,195	88,457
SPDR Dow Jones REIT ETF	99,368	9,817,558	957,846	1,093,075	167,385	409,753	98,111	10,259,467	86,937
SPDR FTSE International Government Inflation-Protected Bond ETF	120,728	6,710,062	370,502	838,318	(9,046)	(93,666)	112,228	6,139,534	57,128
SPDR S&P Global Infrastructure ETF	212,055	11,266,482	66,366	2,120,490	181,932	(126,573)	173,569	9,267,717	—
SPDR S&P Global Natural Resources ETF	520,207	23,861,895	291,310	2,652,842	(23,492)	(1,398,412)	466,182	20,078,459	—
SPDR S&P Metals & Mining ETF	122,057	3,463,978	62,977	1,309,604	(247,773)	(51,157)	75,380	1,918,421	7,440
State Street Institutional U.S. Government Money Market Fund, Class G Shares	200,382	200,382	2,369,467	762,202	—	—	1,807,647	1,807,647	10,448
State Street Navigator Securities Lending Portfolio III	8,210,284	8,210,284	70,042,408	71,298,890	—	—	6,953,802	6,953,802	26,220
The Energy Select Sector SPDR Fund	89,126	5,678,217	170,888	2,673,120	(425,164)	214,625	50,092	2,965,446	29,100
Total		$95,805,064	$75,522,468	$85,249,526	$(280,786)	$(802,657)		$84,994,563	$450,194
See accompanying notes to schedule of investments.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.2%
DOMESTIC EQUITY — 31.9%
Invesco KBW Premium Yield Equity REIT ETF	347,695	$10,858,515
iShares Mortgage Real Estate ETF	147,792	6,226,477
SPDR Portfolio S&P 500 High Dividend ETF (a)(b)	450,402	17,106,268
SPDR Wells Fargo Preferred Stock ETF (a)(b)	146,307	6,460,917
		40,652,177
DOMESTIC FIXED INCOME — 43.7%
SPDR Blackstone / GSO Senior Loan ETF (a)(b)	273,790	12,681,953
SPDR Bloomberg Barclays Convertible Securities ETF (a)(b)	118,153	6,197,125
SPDR Bloomberg Barclays High Yield Bond ETF (a)	141,008	15,333,210
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	71,590	2,525,695
SPDR Portfolio Long Term Corporate Bond ETF (a)	211,310	6,358,318
SPDR Portfolio Long Term Treasury ETF (a)	307,837	12,630,552
		55,726,853
INFLATION LINKED — 3.4%
SPDR Bloomberg Barclays TIPS ETF (a)	153,728	4,384,323
INTERNATIONAL EQUITY — 9.2%
SPDR S&P Global Infrastructure ETF (a)	122,702	6,551,673
SPDR S&P International Dividend ETF (a)	33,019	1,286,090
SPDR STOXX Europe 50 ETF (a)	116,367	3,869,331
		11,707,094
Security Description	Shares	Value
INTERNATIONAL FIXED INCOME — 10.0%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)(b)	468,453	$12,746,606
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $122,926,930)		125,217,053
SHORT-TERM INVESTMENTS — 12.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (c)(d)	2,353,533	2,353,533
State Street Navigator Securities Lending Portfolio III (e)(f)	13,122,865	13,122,865
TOTAL SHORT-TERM INVESTMENTS (Cost $15,476,398)		$15,476,398
TOTAL INVESTMENTS—110.3% (Cost $138,403,328)		140,693,451
LIABILITIES IN EXCESS OF OTHER ASSETS—(10.3)%		(13,120,613)
NET ASSETS—100.0%		$127,572,838
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$125,217,053	$—	$—	$125,217,053
Short-Term Investments	15,476,398	—	—	15,476,398
TOTAL INVESTMENTS	$140,693,451	$—	$—	$140,693,451
See accompanying notes to schedule of investments.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
SPDR Blackstone / GSO Senior Loan ETF	221,297	$10,228,347	$3,321,219	$896,911	$(1,909)	$31,207	273,790	$12,681,953	$158,423
SPDR Bloomberg Barclays Convertible Securities ETF	98,095	5,186,283	1,504,656	440,709	45,882	(98,987)	118,153	6,197,125	28,805
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	379,704	10,563,365	3,320,228	893,773	52,195	(295,409)	468,453	12,746,606	143,365
SPDR Bloomberg Barclays High Yield Bond ETF	134,592	14,662,453	3,937,878	3,215,093	(168,541)	116,513	141,008	15,333,210	203,318
SPDR Bloomberg Barclays TIPS ETF	46,570	2,635,396	2,040,172	322,144	19,635	11,264	153,728	4,384,323	27,027
SPDR Portfolio Intermediate Term Corporate Bond ETF	30,296	1,058,239	1,624,648	173,784	12,026	4,566	71,590	2,525,695	11,567
SPDR Portfolio Long Term Corporate Bond ETF	188,290	5,413,338	1,545,498	845,546	80,949	164,079	211,310	6,358,318	55,767
SPDR Portfolio Long Term Treasury ETF	278,234	10,617,409	3,096,816	1,855,363	222,680	549,010	307,837	12,630,552	69,249
SPDR Portfolio S&P 500 High Dividend ETF	361,461	13,749,976	5,622,792	2,373,313	(28,096)	134,909	450,402	17,106,268	192,472
SPDR S&P Global Infrastructure ETF	99,667	5,295,308	1,740,260	519,802	52,093	(16,186)	122,702	6,551,673	—
SPDR S&P International Dividend ETF	106,418	4,188,613	383,046	3,253,387	173,163	(205,345)	33,019	1,286,090	12,190
SPDR STOXX Europe 50 ETF	91,861	3,138,890	1,082,917	268,062	12,438	(96,852)	116,367	3,869,331	14,361
SPDR Wells Fargo Preferred Stock ETF	120,314	5,198,768	1,602,239	459,742	34,130	85,522	146,307	6,460,917	77,369
State Street Institutional U.S. Government Money Market Fund, Class G Shares	241,663	241,663	4,236,971	2,125,101	—	—	2,353,533	2,353,533	13,795
State Street Navigator Securities Lending Portfolio III	4,478,400	4,478,400	72,842,556	64,198,091	—	—	13,122,865	13,122,865	62,024
Total		$96,656,448	$107,901,896	$81,840,821	$506,645	$384,291		$123,608,459	$1,069,732
See accompanying notes to schedule of investments.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 94.3%
COMMODITIES — 5.8%
Invesco DB Gold Fund (a)	335,857	$15,098,451
DOMESTIC EQUITY — 27.2%
SPDR Portfolio Small Cap ETF (a)(b)	86,635	2,599,050
SPDR S&P 500 ETF Trust (a)	177,550	52,691,514
SPDR S&P MidCap 400 ETF Trust (a)(b)	14,594	5,143,947
The Communication Services Select Sector SPDR Fund (a)(b)	102,871	5,094,172
The Technology Select Sector SPDR Fund (a)	66,047	5,318,765
		70,847,448
DOMESTIC FIXED INCOME — 20.8%
SPDR Bloomberg Barclays High Yield Bond ETF (a)	238,119	25,893,060
SPDR Bloomberg Barclays Intermediate Term Treasury ETF (a)(b)	163,612	5,116,147
SPDR Bloomberg Barclays International Treasury Bond ETF (a)	263,874	7,573,184
SPDR Portfolio Aggregate Bond ETF (a)(b)	346,876	10,281,405
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	145,632	5,137,897
		54,001,693
INFLATION LINKED — 4.9%
SPDR Bloomberg Barclays TIPS ETF (a)	448,151	12,781,267
INTERNATIONAL EQUITY — 18.3%
SPDR Portfolio Developed World ex-US ETF (a)(b)	1,175,565	34,514,588
SPDR Portfolio Emerging Markets ETF (a)(b)	75,922	2,602,606
SPDR S&P Emerging Markets SmallCap ETF (a)(b)	57,000	2,476,080
SPDR S&P International Small Cap ETF (a)	268,220	7,882,986
		47,476,260
INTERNATIONAL FIXED INCOME — 2.9%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)	95,348	2,594,419
Security Description	Shares	Value
SPDR Bloomberg Barclays International Corporate Bond ETF (a)	149,488	$4,977,950
		7,572,369
REAL ESTATE — 14.4%
SPDR Dow Jones International Real Estate ETF (a)(b)	268,300	10,603,216
SPDR Dow Jones REIT ETF (a)(b)	204,141	21,347,025
The Real Estate Select Sector SPDR Fund (a)	136,454	5,368,100
		37,318,341
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $227,181,137)		245,095,829
SHORT-TERM INVESTMENTS — 10.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (c)(d)	14,535,259	14,535,259
State Street Navigator Securities Lending Portfolio III (e)(f)	13,668,469	13,668,469
TOTAL SHORT-TERM INVESTMENTS (Cost $28,203,728)		$28,203,728
TOTAL INVESTMENTS—105.1% (Cost $255,384,865)		273,299,557
LIABILITIES IN EXCESS OF OTHER ASSETS—(5.1)%		(13,311,456)
NET ASSETS—100.0%		$259,988,101
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$245,095,829	$—	$—	$245,095,829
Short-Term Investments	28,203,728	—	—	28,203,728
TOTAL INVESTMENTS	$273,299,557	$—	$—	$273,299,557
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	94,356	$2,624,984	$34,657	$7,801	$365	$(57,786)	95,348	$2,594,419	$33,664
SPDR Bloomberg Barclays High Yield Bond ETF	330,621	36,017,852	389,806	10,349,977	(29,851)	(134,770)	238,119	25,893,060	444,738
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	84,943	5,249,478	69,597	264,783	12,318	49,537	163,612	5,116,147	25,603
SPDR Bloomberg Barclays International Corporate Bond ETF	153,181	5,237,549	68,221	194,800	(5,399)	(127,621)	149,488	4,977,950	8,729
SPDR Bloomberg Barclays International Treasury Bond ETF	268,338	7,760,335	102,929	232,496	7,635	(65,219)	263,874	7,573,184	21,339
SPDR Bloomberg Barclays TIPS ETF	228,037	12,904,614	173,058	397,588	(3,368)	104,551	448,151	12,781,267	111,899
SPDR Dow Jones International Real Estate ETF	196,691	7,621,776	2,774,396	27,050	1,448	232,646	268,300	10,603,216	99,018
SPDR Dow Jones REIT ETF	177,621	17,548,955	2,900,509	208,066	9,538	1,096,089	204,141	21,347,025	177,492
SPDR Portfolio Aggregate Bond ETF	176,602	5,151,480	5,040,911	22,886	1,292	110,608	346,876	10,281,405	50,091
SPDR Portfolio Developed World ex-US ETF	1,382,195	40,899,150	1,326,913	7,474,034	436,348	(673,789)	1,175,565	34,514,588	—
SPDR Portfolio Emerging Markets ETF	364,020	13,028,276	55,327	10,138,959	901,917	(1,243,955)	75,922	2,602,606	—
SPDR Portfolio Intermediate Term Corporate Bond ETF	149,799	5,232,479	69,392	215,037	3,512	47,551	145,632	5,137,897	39,804
SPDR Portfolio Small Cap ETF	170,359	5,219,800	34,112	2,598,723	50,856	(106,995)	86,635	2,599,050	10,760
SPDR S&P 500 ETF Trust	176,029	51,576,497	1,521,612	1,114,504	142,523	565,386	177,550	52,691,514	244,570
SPDR S&P Emerging Markets SmallCap ETF	56,408	2,521,438	32,838	7,641	431	(70,986)	57,000	2,476,080	—
SPDR S&P International Small Cap ETF	250,396	7,499,360	545,010	23,357	747	(138,774)	268,220	7,882,986	—
SPDR S&P MidCap 400 ETF Trust	14,440	5,120,280	68,043	15,840	3,644	(32,180)	14,594	5,143,947	19,941
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,263,193	2,263,193	14,123,751	1,851,685	—	—	14,535,259	14,535,259	76,113
State Street Navigator Securities Lending Portfolio III	10,451,625	10,451,625	314,439,291	311,222,447	—	—	13,668,469	13,668,469	72,769
The Communication Services Select Sector SPDR Fund	—	—	5,267,245	—	—	(173,073)	102,871	5,094,172	12,221
The Consumer Staples Select Sector SPDR Fund	86,816	5,041,405	—	5,160,696	50,854	68,437	—	—	—
The Health Care Select Sector SPDR Fund	56,856	5,267,140	22,425	5,196,154	18,700	(112,111)	—	—	—
The Industrial Select Sector SPDR Fund	66,672	5,161,746	44,758	5,274,230	264,778	(197,052)	—	—	—
The Real Estate Select Sector SPDR Fund	—	—	5,217,398	15,375	57	166,020	136,454	5,368,100	35,758
The Technology Select Sector SPDR Fund	—	—	5,225,050	7,970	307	101,378	66,047	5,318,765	16,616
Total		$259,399,412	$359,547,249	$362,022,099	$1,868,652	$(592,108)		$258,201,106	$1,501,125
See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 89.1% (a)
ADVERTISING SERVICES — 0.7%
AppLovin Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 5.79%, 8/15/2025	$7,375,343	$7,381,501
Red Ventures LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.04%, 11/8/2024	8,992,397	9,039,248
		16,420,749
AEROSPACE & DEFENSE — 1.4%
TransDigm, Inc.:
Senior Secured 2018 Term Loan E, 3 Month USD LIBOR + 2.50%, 4.54%, 5/30/2025	22,707,167	22,646,539
Senior Secured 2018 Term Loan F, 1 Month USD LIBOR + 2.50%, 4.54%, 6/9/2023	7,986,297	7,977,392
		30,623,931
AIR FREIGHT & LOGISTICS — 0.0% (b)
XPO Logistics, Inc. Senior Secured 2019 Term Loan B1, 1 Month USD LIBOR + 2.50%, 4.54%, 2/24/2025	936,508	944,042
AUTO COMPONENTS — 0.8%
Panther BF Aggregator 2 L.P. Senior Secured USD Term Loan B, 1 Month USD LIBOR + 3.50%, 5.54%, 4/30/2026	1,856,024	1,843,848
USI, Inc. Senior Secured 2017 Repriced Term Loan, 3 Month USD LIBOR + 3.00%, 5.10%, 5/16/2024	16,466,300	16,215,930
		18,059,778
BUILDING PRODUCTS — 0.2%
AZEK Co. LLC Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 3.75%, 5.93%, 5/5/2024	1,969,696	1,965,590
Security Description	Principal Amount	Value
Builders FirstSource, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.04%, 2/29/2024	$653,724	$656,479
JELD-WEN Holding, Inc. Senior Secured 2017 1st Lien Term Loan, 12/14/2024 (c)	2,065,581	2,068,937
		4,691,006
CAPITAL MARKETS — 0.9%
AqGen Ascensus, Inc. Senior Secured 2017 Repriced Term Loan, 6 Month USD LIBOR + 4.00%, 6.20%, 12/3/2022	3,779,826	3,796,382
Deerfield Dakota Holdings, LLC. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.29%, 2/13/2025	17,458,939	17,201,419
		20,997,801
CHEMICALS — 2.5%
Alpha 3 B.V. Senior Secured 2017 Term Loan B1, 3 Month USD LIBOR + 3.00%, 5.10%, 1/31/2024	3,860,386	3,817,922
Ascend Performance Materials Operations LLC Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 5.25%, 7.35%, 8/27/2026	9,000,000	9,045,045
Avantor, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.04%, 11/21/2024	1,058,915	1,068,514
Axalta Coating Systems US Holdings, Inc. Senior Secured USD Term Loan B3, 6/1/2024 (c)	10,473,418	10,491,380
Composite Resins Holding B.V. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 4.25%, 6.46%, 8/1/2025	3,865,340	3,865,359
Starfruit Finco B.V. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 5.29%, 10/1/2025	24,715,022	24,263,973

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Vantage Specialty Chemicals, Inc. Senior Secured 2017 1st Lien Term Loan, 2 Month USD LIBOR + 3.50%, 5.54%, 10/28/2024	$3,438,260	$3,197,582
		55,749,775
COMMERCIAL SERVICES & SUPPLIES — 10.9%
Allied Universal Holdco LLC Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 4.25%, 6.51%, 7/10/2026	15,468,468	15,509,537
Ancestry.com Operations, Inc. Senior Secured 2019 Extended Term Loan B, 1 Month USD LIBOR + 4.25%, 6.30%, 8/27/2026	19,950,000	19,551,000
APX Group, Inc. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 4.00%, 7.04%, 4/1/2024	4,242,874	4,168,624
Asurion LLC:
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 6.50%, 8.54%, 8/4/2025	12,446,519	12,662,778
Senior Secured 2017 Term Loan B4, 1 Month USD LIBOR + 3.00%, 5.04%, 8/4/2022	5,862,455	5,891,767
Senior Secured 2018 Term Loan B6, 1 Month USD LIBOR + 3.00%, 5.04%, 11/3/2023	19,619,444	19,717,541
Senior Secured 2018 Term Loan B7, 1 Month USD LIBOR + 3.00%, 5.04%, 11/3/2024	18,459,567	18,545,496
Cast and Crew Payroll LLC Senior Secured 2019 1st Lien Term Loan, 1 Month USD LIBOR + 4.00%, 6.05%, 2/9/2026	3,778,481	3,811,543
Comet Acquisition, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50%, 5.62%, 10/24/2025	4,060,227	4,019,625
Emerald TopCo, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 5.54%, 7/24/2026	8,571,429	8,560,714
Security Description	Principal Amount	Value
ExamWorks Group, Inc. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 3.25%, 5.29%, 7/27/2023	$2,984,655	$3,000,205
GFL Environmental, Inc. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.00%, 5.04%, 5/30/2025	16,620,842	16,506,574
KUEHG Corp. Senior Secured 2018 Incremental Term Loan, 3 Month USD LIBOR + 3.75%, 5.85%, 2/21/2025	4,829,885	4,832,904
Learning Care Group, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.51%, 3/13/2025	4,985,927	4,975,008
Lineage Logistics Holdings LLC Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 3.00%, 5.04%, 2/27/2025	4,407,497	4,414,835
Packers Holdings LLC Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.32%, 12/4/2024	2,810,822	2,797,653
Prime Security Services Borrower LLC Senior Secured 2019 Term Loan B1, 9/23/2026 (c)	51,321,170	50,832,079
Prometric Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.05%, 1/29/2025	898,393	885,478
Seminole Tribe of Florida, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75%, 3.79%, 7/8/2024	2,493,661	2,510,294
SSH Group Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.25%, 6.29%, 7/30/2025	5,536,322	5,541,526
Sunshine Luxembourg VII S.A.R.L. Senior Secured USD 1st Lien Term Loan, 7/16/2026 (c)	9,259,259	9,314,259

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
TruGreen, Ltd. Partnership Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 3.75%, 5.79%, 3/19/2026	$1,656,171	$1,664,461
US Ecology, Inc. Senior Secured Term Loan B, 8/14/2026 (c)	2,272,727	2,287,648
USS Ultimate Holdings, Inc. Senior Secured 1st Lien Term Loan, 6 Month USD LIBOR + 3.75%, 5.95%, 8/25/2024	811,489	813,417
Verscend Holding Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 6.54%, 8/27/2025	16,668,845	16,755,689
VT Topco, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 5.85%, 8/1/2025	4,261,691	4,253,700
		243,824,355
COMPUTER SERVICES — 3.1%
ConvergeOne Holdings, Inc. Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 5.00%, 7.04%, 1/4/2026	23,157,421	20,934,309
Dell International LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 4.05%, 9/19/2025	19,608,262	19,723,852
Genuine Financial Holdings LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 5.79%, 7/12/2025	16,074,650	15,672,784
Perforce Software, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.50%, 6.54%, 7/1/2026	7,080,645	7,088,009
Tempo Acquisition LLC Senior Secured Term Loan, 1 Month USD LIBOR + 3.00%, 5.04%, 5/1/2024	4,813,913	4,836,995
		68,255,949
CONSTRUCTION & ENGINEERING — 0.8%
APi Group DE, Inc. Senior Secured Term Loan B, 10/1/2026 (c)	6,331,169	6,362,825
Security Description	Principal Amount	Value
CNT Holdings III Corp. Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 3.00%, 5.20%, 1/22/2023	$4,899,244	$4,870,657
Dynasty Acquisition Co., Inc. Senior Secured 2019 Term Loan B1, 3 Month USD LIBOR + 4.00%, 6.10%, 4/6/2026	3,333,042	3,352,823
MX Holdings US, Inc. Senior Secured 2018 USD Term Loan B1C, 1 Month USD LIBOR + 3.00%, 5.04%, 7/31/2025	1,989,802	1,999,761
Pike Corp. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.30%, 7/19/2026	1,109,770	1,115,241
		17,701,307
CONSTRUCTION MATERIALS — 1.5%
Advanced Drainage Systems, Inc. Senior Secured Term Loan B, 9/19/2026 (c)	4,060,914	4,084,609
ERM Emerald US, Inc. Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.75%, 5.85%, 6/26/2026	5,141,752	5,173,889
Quikrete Holdings, Inc. Senior Secured 2016 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 4.79%, 11/15/2023	18,000,000	17,957,250
Tamko Building Products, Inc Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 5.37%, 6/1/2026	4,477,612	4,486,007
Traverse Midstream Partners LLC Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 4.00%, 6.05%, 9/27/2024	872,559	774,396
		32,476,151
CONTAINERS & PACKAGING — 2.2%
Berlin Packaging LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.11%, 11/7/2025	582,548	573,337

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Berry Global, Inc. Senior Secured USD Term Loan U, 1 Month USD LIBOR + 2.50%, 4.55%, 7/1/2026	$20,247,128	$20,368,307
Charter NEX US Holdings, Inc. Senior Secured Incremental Term Loan, 1 Month USD LIBOR + 3.50%, 5.54%, 5/16/2024	5,384,233	5,396,563
Reynolds Group Holdings, Inc. Senior Secured USD 2017 Term Loan, 1 Month USD LIBOR + 2.75%, 4.79%, 2/5/2023	20,069,699	20,129,507
Trident TPI Holdings, Inc. Senior Secured 2017 USD Term Loan B1, 1 Month USD LIBOR + 3.25%, 5.29%, 10/17/2024	2,606,938	2,527,518
		48,995,232
DIAGNOSTIC EQUIPMENT — 0.0% (b)
Lifescan Global Corp. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 6.00%, 8.66%, 10/1/2024	585,036	531,655
DISTRIBUTION/WHOLESALE — 0.2%
KAR Auction Services, Inc. Senior Secured 2019 Term Loan B6, 1 Month USD LIBOR + 2.25%, 4.31%, 9/19/2026	2,790,673	2,807,250
Univar USA, Inc. Senior Secured 2019 USD Term Loan B, 1 Month USD LIBOR + 2.50%, 4.54%, 7/1/2024	951,203	956,297
		3,763,547
DISTRIBUTORS — 0.4%
Explorer Holdings, Inc. Senior Secured 2016 Term Loan B, 3 Month USD LIBOR + 3.75%, 5.85%, 5/2/2023	5,440,602	5,438,045
Spin Holdco, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.57%, 11/14/2022	2,474,683	2,437,563
		7,875,608
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 3.1%
Advisor Group, Inc. Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 5.00%, 7.04%, 7/31/2026	$2,777,778	$2,726,847
Avolon TLB Borrower 1 (U.S.) LLC Senior Secured Term Loan B3, 1 Month USD LIBOR + 1.75%, 3.79%, 1/15/2025	15,000,000	15,074,325
Edelman Financial Center LLC:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.31%, 7/21/2025	4,965,009	4,978,738
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 8.81%, 7/20/2026	769,231	770,673
Focus Financial Partners LLC Senior Secured 2018 Incremental Term Loan, 1 Month USD LIBOR + 2.50%, 4.54%, 7/3/2024	3,913,170	3,935,866
IG Investment Holdings LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.00%, 6.04%, 5/23/2025	2,201,858	2,195,253
LDiscovery LLC Senior Secured Term Loan, 3 Month USD LIBOR + 5.88%, 8.19%, 12/9/2022	3,160,173	3,141,734
Minotaur Acquisition, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 5.00%, 7.04%, 3/27/2026	5,446,950	5,303,967
UFC Holdings LLC Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 3.25%, 5.30%, 4/29/2026	12,627,425	12,675,662
William Morris Endeavor Entertainment LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 4.80%, 5/18/2025	18,090,613	17,615,734
		68,418,799
DIVERSIFIED OPERATIONS — 1.1%
Travelport Finance (Luxembourg) S.a.r.l.:

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2019 2nd Lien Term Loan, 3 Month USD LIBOR + 9.00%, 11.10%, 5/28/2027	$15,000,000	$13,125,000
Senior Secured 2019 Term Loan, 3 Month USD LIBOR + 5.00%, 7.10%, 5/29/2026	13,719,772	12,460,503
		25,585,503
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
CenturyLink, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 4.79%, 1/31/2025	49,607,791	49,346,110
Consolidated Communications, Inc. Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.05%, 10/4/2023	6,451,001	6,217,152
Telesat Canada Senior Secured Term Loan B4, 3 Month USD LIBOR + 2.50%, 4.61%, 11/17/2023	951,986	955,675
		56,518,937
ELECTRICAL EQUIPMENT — 0.1%
EXC Holdings III Corp. Senior Secured USD 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 5.60%, 12/2/2024	2,287,282	2,291,582
ELECTRIC-GENERATION — 0.1%
1199169 B.C. ULC Senior Secured 2019 Term Loan B2, 3 Month USD LIBOR + 4.00%, 6.10%, 4/6/2026	1,791,958	1,802,593
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
CPI International, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.55%, 7/26/2024	9,534,922	9,379,980
GrafTech Finance, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.54%, 2/12/2025	15,678,598	15,293,139
Security Description	Principal Amount	Value
TTM Technologies, Inc. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 2.50%, 4.60%, 9/28/2024	$1,399,601	$1,402,666
		26,075,785
ENERGY EQUIPMENT & SERVICES — 0.1%
BCP Renaissance Parent LLC Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.50%, 5.76%, 10/31/2024	2,257,143	2,161,226
ENTERTAINMENT — 2.2%
AMC Entertainment Holdings, Inc. Senior Secured 2019 Term Loan B, 6 Month USD LIBOR + 3.00%, 5.23%, 4/22/2026	995,000	1,000,109
Crown Finance US, Inc.:
Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 2.25%, 4.29%, 2/28/2025	20,085,179	19,977,321
Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 2.25%, 9/20/2026	6,896,552	6,892,241
Diamond Sports Group LLC Senior Secured Term Loan, 1 Month USD LIBOR + 3.25%, 5.30%, 8/24/2026	10,937,500	11,016,141
NASCAR Holdings, Inc. Senior Secured Term Loan B, 7/27/2026 (c)	10,494,505	10,577,307
Six Flags Theme Parks, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 4.05%, 4/17/2026	789,578	791,552
		50,254,671
FINANCIAL SERVICES — 0.2%
AI Alpine AT Bidco GmbH Senior Secured 2018 USD Term Loan B, 3 Month USD LIBOR + 2.75%, 4.81%, 10/31/2025	4,020,712	3,935,272
FOOD & STAPLES RETAILING — 1.5%
Hostess Brands LLC Senior Secured 2019 Term Loan, 8/30/2025 (c)	16,259,174	16,280,961

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Mastronardi Produce, Ltd. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 5.29%, 5/1/2025	$2,343,750	$2,340,820
US Foods, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 4.05%, 9/13/2026	15,680,751	15,755,941
		34,377,722
FOOD PRODUCTS — 0.3%
Chobani LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.54%, 10/10/2023	5,969,333	5,931,099
Dole Food Co., Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 1.75%, 6.75%, 4/6/2024	1,585,840	1,568,285
		7,499,384
HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Carestream Health, Inc. Senior Secured 2nd Lien Term Loan, 1 Month USD LIBOR + 9.50%, 11.54%, 6/7/2021	17,069,077	16,386,314
HEALTH CARE PROVIDERS & SERVICES — 7.0%
Air Medical Group Holdings, Inc.:
Senior Secured 2017 Term Loan B2, 1 Month USD LIBOR + 4.25%, 6.29%, 3/14/2025	5,486,783	5,152,994
Senior Secured 2018 Term Loan B1, 1 Month USD LIBOR + 3.25%, 5.31%, 4/28/2022	322,388	302,576
Athenahealth, Inc. Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 4.50%, 6.68%, 2/11/2026	20,892,506	20,872,972
Auris Luxembourg III S.A.R.L. Senior Secured 2019 USD Term Loan B2, 1 Month USD LIBOR + 3.75%, 5.79%, 2/27/2026	1,530,770	1,524,547
Security Description	Principal Amount	Value
Catalent Pharma Solutions, Inc. Senior Secured Term Loan B2, 1 Month USD LIBOR + 2.25%, 4.29%, 5/18/2026	$1,150,065	$1,155,096
Certara L.P. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.54%, 8/15/2024	1,648,736	1,642,553
CHG Healthcare Services, Inc. Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 3.00%, 5.04%, 6/7/2023	2,168,440	2,170,478
DaVita, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.25%, 4.29%, 8/12/2026	4,406,844	4,436,899
Envision Healthcare Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 5.79%, 10/10/2025	40,782,588	33,403,386
GHX Ultimate Parent Corp. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.35%, 6/28/2024	3,617,220	3,587,830
Heartland Dental LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 5.79%, 4/30/2025	6,671,368	6,543,145
MPH Acquisition Holdings LLC Senior Secured 2016 Term Loan B, 3 Month USD LIBOR + 2.75%, 4.85%, 6/7/2023	8,254,906	7,886,861
Ortho-Clinical Diagnostics SA. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.56%, 6/30/2025	14,843,416	14,398,113
Phoenix Guarantor, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.50%, 6.57%, 3/5/2026	11,436,306	11,470,843
RegionalCare Hospital Partners Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 6.55%, 11/17/2025	16,218,278	16,257,607

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Surgery Center Holdings, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.30%, 9/2/2024	$6,868,516	$6,729,429
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 4.79%, 2/6/2024	20,245,156	16,786,575
U.S. Anesthesia Partners, Inc. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 3.00%, 5.04%, 6/23/2024	2,020,149	1,971,545
		156,293,449
HEALTH CARE TECHNOLOGY — 1.1%
Agiliti Health, Inc Senior Secured Term Loan, 1 Month USD LIBOR + 3.00%, 1/4/2026 (c)	2,689,189	2,689,189
Change Healthcare Holdings LLC. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.50%, 4.54%, 3/1/2024	21,286,386	21,215,928
		23,905,117
HOTELS, RESTAURANTS & LEISURE — 3.8%
1011778 BC ULC Senior Secured Term Loan B3, 1 Month USD LIBOR + 2.25%, 4.29%, 2/16/2024	807,187	810,819
Alterra Mountain Co. Senior Secured Term Loan B1, 1 Month USD LIBOR + 3.00%, 5.04%, 7/31/2024	2,095,933	2,105,763
Caesars Resort Collection LLC Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 2.75%, 4.79%, 12/22/2024	24,507,939	24,374,739
Delta 2 (LUX) S.A.R.L. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 2.50%, 4.54%, 2/1/2024	20,346,487	20,137,936
Golden Nugget, Inc. Senior Secured 2017 Incremental Term Loan B, 1 Month USD LIBOR + 2.75%, 4.79%, 10/4/2023	11,832,549	11,836,276
Security Description	Principal Amount	Value
Scientific Games International, Inc. Senior Secured 2018 Term Loan B5, 2 Month USD LIBOR + 2.75%, 4.90%, 8/14/2024	$25,574,367	$25,395,474
		84,661,007
INSURANCE — 3.8%
Acrisure LLC:
Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 4.25%, 6.35%, 11/22/2023	15,173,960	15,131,322
Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.75%, 5.85%, 11/22/2023	2,165,865	2,137,438
Alliant Holdings I, Inc. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.00%, 5.05%, 5/9/2025	6,419,494	6,323,233
Alliant Holdings Intermediate LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 5.29%, 5/9/2025	1,584,265	1,575,353
AmWINS Group, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 4.79%, 1/25/2024	1,322,295	1,324,675
Assured Partners, Inc. Senior Secured 2017 1st Lien Add-On Term Loan, 1 Month USD LIBOR + 3.50%, 5.54%, 10/22/2024	8,112,667	8,091,128
Broadstreet Partners, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.29%, 11/8/2023	3,849,976	3,858,003
Hub International, Ltd. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.00%, 5.27%, 4/25/2025	20,589,051	20,384,293
Hyperion Insurance Group Ltd. Senior Secured 2017 Repriced Term Loan, 1 Month USD LIBOR + 3.50%, 5.56%, 12/20/2024	1,472,523	1,475,799
NFP Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 5.04%, 1/8/2024	4,703,032	4,628,089

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Sedgwick Claims Management Services, Inc.:
Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.29%, 12/31/2025	$10,215,240	$10,061,194
Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.00%, 6.04%, 9/3/2026	9,609,456	9,637,084
		84,627,611
INTERACTIVE MEDIA & SERVICES — 0.5%
Ivanti Software, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.30%, 1/20/2024	11,712,489	11,692,402
INTERNET & CATALOG RETAIL — 0.7%
Harbor Freight Tools USA, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.50%, 4.54%, 8/18/2023	15,020,198	14,617,807
IT SERVICES — 0.9%
Access CIG LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 6.07%, 2/27/2025	9,534,865	9,433,605
DigiCert, Inc. Senior Secured 2019 Term Loan B, 8/31/2026 (c)	5,432,927	5,422,740
Presidio, Inc. Senior Secured 2017 Refinanced Term Loan B, 1 Month USD LIBOR + 2.75%, 4.79%, 2/2/2024	862,911	865,068
Web.com Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 5.78%, 10/10/2025	5,452,054	5,372,591
		21,094,004
LIFE SCIENCES TOOLS & SERVICES — 0.9%
Albany Molecular Research, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.29%, 8/30/2024	4,200,168	4,151,173
Security Description	Principal Amount	Value
Jaguar Holding Co. II Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 2.50%, 4.54%, 8/18/2022	$12,687,309	$12,711,796
Parexel International Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 4.79%, 9/27/2024	4,559,278	4,340,273
		21,203,242
MACHINERY — 0.7%
Engineered Machinery Holdings, Inc. Senior Secured USD 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.35%, 7/19/2024	4,912,500	4,830,609
Hillman Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.00%, 6.04%, 5/31/2025	3,429,952	3,337,240
Titan Acquisition, Ltd. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.04%, 3/28/2025	7,663,200	7,376,712
		15,544,561
MACHINERY-CONSTRUCTION & MINING — 0.5%
Brookfield WEC Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.54%, 8/1/2025	11,679,476	11,731,333
MEDIA — 7.2%
CBS Radio, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 4.80%, 11/18/2024	1,185,097	1,188,060
Charter Communications Operating LLC Senior Secured 2017 Term Loan B , 4/30/2025 (c)	9,974,619	10,046,337
Clear Channel Outdoor Holdings, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.50%, 5.54%, 8/21/2026	9,888,889	9,930,373
CSC Holdings LLC:

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 2.25%, 4.28%, 7/17/2025	$5,997,449	$6,003,326
Senior Secured 2019 Delayed Draw Term Loan, 4/27/2027 (c)	4,151,292	4,159,075
Senior Secured 2019 Term Loan B4, 4/15/2027 (c)	3,785,978	3,799,002
Entravision Communications Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 4.79%, 11/29/2024	6,777,778	6,625,278
iHeartCommunications, Inc. Senior Secured Exit Term Loan, 1 Month USD LIBOR + 4.00%, 6.10%, 5/1/2026	16,009,399	16,132,191
MH Sub I LLC Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 5.79%, 9/13/2024	11,643,078	11,585,794
Nexstar Broadcasting, Inc. Senior Secured 2019 Term Loan B4, 3 Month USD LIBOR + 2.75%, 4.81%, 9/18/2026	22,689,441	22,818,771
Nielsen Finance LLC Senior Secured USD Term Loan B4, 10/4/2023 (c)	3,000,000	3,001,875
Radiate Holdco LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.04%, 2/1/2024	20,724,090	20,675,802
Univision Communications, Inc. Senior Secured Term Loan C5, 1 Month USD LIBOR + 2.75%, 4.79%, 3/15/2024	41,591,271	40,514,681
Virgin Media Bristol LLC Senior Secured USD Term Loan K, 1 Month USD LIBOR + 2.50%, 4.53%, 1/15/2026	371,485	372,163
Ziggo Secured Finance Partnership Senior Secured USD Term Loan E, 1 Month USD LIBOR + 2.50%, 4.53%, 4/15/2025	4,552,716	4,549,051
		161,401,779
Security Description	Principal Amount	Value
METALS & MINING — 0.2%
Aleris International, Inc. Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 4.75%, 6.79%, 2/27/2023	$4,995,741	$5,010,104
OIL, GAS & CONSUMABLE FUELS — 1.0%
BCP Raptor LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.25%, 6.29%, 6/24/2024	1,790,701	1,650,579
Calpine Corporation Senior Secured 2019 Term Loan B10, 1 Month USD LIBOR + 2.50%, 4.54%, 8/12/2026	9,740,260	9,774,107
EG America LLC. Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00%, 6.10%, 2/7/2025	10,080,947	9,983,918
		21,408,604
OIL-FIELD SERVICES — 0.0% (b)
MRC Global (US) Inc. Senior Secured 2018 1st Lien Term Loan B, 1 Month USD LIBOR + 3.00%, 5.04%, 9/20/2024	831,894	833,974
PAPER&RELATED PRODUCTS — 0.2%
Flex Acquisition Co., Inc. Senior Secured 2018 Incremental Term Loan, 3 Month USD LIBOR + 3.25%, 5.57%, 6/29/2025	3,731,850	3,603,568
PHARMACEUTICALS — 2.9%
Amneal Pharmaceuticals LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.56%, 5/4/2025	1,695,873	1,456,331
Endo Luxembourg Finance Co. I S.A.R.L. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.31%, 4/29/2024	23,770,269	21,709,030
Horizon Pharma, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.50%, 4.63%, 5/22/2026	923,233	926,552
Pearl Intermediate Parent LLC:

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 4.79%, 2/14/2025	$10,133,803	$9,842,456
Senior Secured 2018 Delayed Draw Term Loan, 3 Month USD LIBOR + 1.00%, 1.00%, 2/14/2025	2,282,816	2,217,185
Valeant Pharmaceuticals International, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.04%, 6/2/2025	28,140,373	28,286,985
		64,438,539
PIPELINES — 0.3%
Lower Cadence Holdings LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00%, 6.05%, 5/22/2026	7,765,497	7,588,366
POLLUTION CONTROL — 0.3%
Core & Main L.P. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 4.88%, 8/1/2024	4,264,829	4,238,195
EnergySolutions LLC Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.75%, 5.85%, 5/9/2025	1,620,002	1,518,752
		5,756,947
PROFESSIONAL SERVICES — 0.4%
Advantage Sales & Marketing, Inc. Senior Secured 2014 2nd Lien Term Loan, 1 Month USD LIBOR + 6.50%, 8.54%, 7/25/2022	9,255,211	8,046,897
REAL ESTATE — 0.1%
ESH Hospitality, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 4.04%, 9/18/2026	1,365,484	1,373,486
RECYCLING — 0.2%
Tunnel Hill Partners LP Senior Secured Term Loan B, 1 Month USD LIBOR + 3.50%, 5.54%, 2/6/2026	4,719,646	4,704,921
Security Description	Principal Amount	Value
RETAIL-RESTAURANTS — 1.6%
Albertson's LLC Senior Secured 2019 Term Loan B8, 1 Month USD LIBOR + 2.75%, 4.79%, 8/17/2026	$11,342,662	$11,426,711
Flynn Restaurant Group L.P. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.54%, 6/27/2025	7,128,766	6,873,343
Fogo De Chao, Inc. Senior Secured 2018 Add On Term Loan, 1 Month USD LIBOR + 4.25%, 6.29%, 4/7/2025	5,513,048	5,537,167
Hilton Worldwide Finance LLC Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 1.75%, 3.77%, 6/22/2026	965,218	972,037
K-Mac Holdings Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.04%, 3/14/2025	2,351,389	2,315,636
Tacala LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.04%, 1/31/2025	2,174,040	2,149,582
Whatabrands LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25%, 5.52%, 8/2/2026	6,715,481	6,754,129
		36,028,605
SEMICONDUCTOR EQUIPMENT — 0.5%
MA FinanceCo. LLC Senior Secured USD Term Loan B3, 1 Month USD LIBOR + 2.50%, 4.54%, 6/21/2024	1,590,990	1,573,752
Seattle Spinco, Inc. Senior Secured USD Term Loan B3, 1 Month USD LIBOR + 2.50%, 4.54%, 6/21/2024	10,744,351	10,627,936
		12,201,688

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%
ON Semiconductor Corp. Senior Secured 2019 Term Loan B, 9/6/2026 (c)	$6,618,575	$6,655,837
SOFTWARE — 9.1%
Almonde, Inc. Senior Secured USD 1st Lien Term Loan, 6 Month USD LIBOR + 3.50%, 5.70%, 6/13/2024	19,330,749	18,848,447
Compuware Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.00%, 6.04%, 8/22/2025	3,512,280	3,531,316
Cypress Intermediate Holdings III, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 4.80%, 4/26/2024	3,480,475	3,470,521
Dun & Bradstreet Corp. Senior Secured Term Loan, 1 Month USD LIBOR + 5.00%, 7.05%, 2/6/2026	27,837,838	28,044,116
Dynatrace LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 7.25%, 8/22/2025	1,712,789	1,722,064
Epicor Software Corp. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.30%, 6/1/2022	4,651,273	4,658,529
Flexera Software LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.55%, 2/26/2025	1,487,440	1,492,401
GlobalLogic Holdings, Inc. Senior Secured 2018 Add On 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.29%, 8/1/2025	4,081,806	4,102,215
Help/Systems Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 5.79%, 3/28/2025	2,758,561	2,755,113
Hyland Software, Inc.:
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 7.00%, 9.04%, 7/7/2025	2,853,801	2,872,536
Security Description	Principal Amount	Value
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.29%, 7/1/2024	$5,199,386	$5,205,236
Imperva, Inc.:
Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 6.30%, 1/12/2026	1,405,568	1,370,429
Senior Secured 2nd Lien Term Loan, 1 Month USD LIBOR + 7.75%, 9.93%, 1/10/2027	2,312,694	2,254,876
Informatica Corp. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 3.25%, 5.29%, 8/5/2022	1,917,505	1,927,495
Kronos, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.00%, 5.25%, 11/1/2023	24,609,479	24,682,200
McAfee LLC Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.75%, 5.79%, 9/30/2024	24,396,183	24,480,715
Mitchell International, Inc. Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 7.25%, 9.29%, 12/1/2025	7,487,862	6,926,272
NAVEX TopCo, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.38%, 9/5/2025	3,459,438	3,433,492
Project Alpha Intermediate Holding, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.50%, 5.81%, 4/26/2024	7,279,629	7,197,733
Project Boost Purchaser LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.54%, 6/1/2026	13,539,945	13,470,553
Project Ruby Ultimate Parent Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.54%, 2/9/2024	2,331,042	2,312,592
Quest Software US Holdings, Inc.:

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 6.51%, 5/16/2025	$2,558,074	$2,531,956
Senior Secured 2018 2nd Lien Term Loan, 3 Month USD LIBOR + 8.25%, 10.51%, 5/16/2026	8,886,053	8,739,434
Rocket Software, Inc. Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 8.25%, 10.29%, 11/27/2026	14,000,000	13,183,380
Sophia L.P. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.35%, 9/30/2022	1,277,951	1,279,817
SS&C Technologies Holdings, Inc. S.A.R.L. Senior Secured 2018 Term Loan B4, 4/16/2025 (c)	3,931,633	3,949,718
SS&C Technologies, Inc. Senior Secured 2018 Term Loan B3, 4/16/2025 (c)	5,952,300	5,979,681
Vero Parent, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 6.54%, 8/16/2024	3,248,873	3,240,751
		203,663,588
SPECIALTY RETAIL — 2.8%
Bass Pro Group LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 5.00%, 7.04%, 9/25/2024	18,854,268	18,194,368
Party City Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.50%, 4.55%, 8/19/2022	353,891	351,385
Petco Animal Supplies, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.51%, 1/26/2023	21,382,125	16,288,582
PetSmart, Inc.:
Senior Secured Consenting Term Loan, 1 Month USD LIBOR + 4.00%, 6.04%, 3/11/2022	24,480,480	23,928,446
Security Description	Principal Amount	Value
Senior Secured Non-Consenting Term Loan B, 1 Month USD LIBOR + 3.00%, 5.04%, 3/11/2022	$4,961,140	$4,795,760
		63,558,541
TELECOM SERVICES — 2.7%
Avaya, Inc. Senior Secured 2018 Term Loan B, 2 Month USD LIBOR + 4.25%, 6.28%, 12/15/2024	20,825,800	19,843,135
Level 3 Financing, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.25%, 4.29%, 2/22/2024	20,000,000	20,062,500
SBA Senior Finance II LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.00%, 4.05%, 4/11/2025	8,977,273	8,993,701
Sprint Communications, Inc. Senior Secured 1st Lien Term Loan B, 1 Month USD LIBOR + 2.50%, 4.56%, 2/2/2024	11,709,469	11,643,603
		60,542,939
TELECOMMUNICATION EQUIP — 0.1%
MLN US HoldCo LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 6.61%, 11/30/2025	1,261,746	1,176,578
THRIFTS & MORTGAGE FINANCE — 0.3%
Capri Finance LLC Senior Secured USD 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 5.26%, 11/1/2024	7,146,688	7,072,970
TRANSPORT-AIR FREIGHT — 0.3%
WestJet Airlines, Ltd. Senior Secured Term Loan B, 8/6/2026 (c)	6,043,478	6,095,905
TOTAL SENIOR FLOATING RATE LOANS (Cost $2,005,923,475)		1,992,753,043

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 6.7%
AEROSPACE & DEFENSE — 0.0% (b)
TransDigm, Inc. 6.25%, 3/15/2026 (d)	$500,000	$536,920
AUTO PARTS & EQUIPMENT — 0.2%
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc. 6.25%, 5/15/2026 (d)	4,204,000	4,424,206
BUILDING MATERIALS — 0.1%
Builders FirstSource, Inc. 6.75%, 6/1/2027 (d)	824,000	887,934
CHEMICALS — 0.1%
Avantor, Inc. 9.00%, 10/1/2025 (d)	2,000,000	2,251,340
COMMERCIAL SERVICES — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 7/15/2027 (d)	3,000,000	3,094,980
ELECTRIC — 0.2%
NRG Energy, Inc. 5.25%, 6/15/2029 (d)	1,250,000	1,343,900
Vistra Operations Co. LLC 5.00%, 7/31/2027 (d)	2,544,000	2,621,694
		3,965,594
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Energizer Holdings, Inc. 7.75%, 1/15/2027 (d)	1,900,000	2,115,118
ENGINEERING & CONSTRUCTION — 0.0% (b)
frontdoor, Inc. 6.75%, 8/15/2026 (d)	250,000	273,540
ENTERTAINMENT — 0.1%
AMC Entertainment Holdings, Inc. 5.75%, 6/15/2025	1,000,000	954,160
Cedar Fair L.P. 5.25%, 7/15/2029 (d)	810,000	868,126
Scientific Games International, Inc. 5.00%, 10/15/2025 (d)	1,000,000	1,033,100
		2,855,386
Security Description	Principal Amount	Value
FOOD — 0.5%
Albertsons Cos. LLC/Safeway, Inc./New Albertson's Inc./Albertson's LLC 5.75%, 3/15/2025	$2,024,000	$2,088,262
Albertsons Cos. LLC/Safeway, Inc./New Albertsons L.P./Albertson's LLC 5.88%, 2/15/2028 (d)	8,738,000	9,262,105
		11,350,367
HAND & MACHINE TOOLS — 0.1%
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.00%, 2/15/2023 (d)	2,550,000	2,268,761
HEALTH CARE PRODUCTS — 0.0% (b)
Kinetic Concepts, Inc./KCI USA, Inc. 7.88%, 2/15/2021 (d)	727,000	741,838
HEALTH CARE SERVICES — 0.5%
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (d)	10,000,000	9,226,900
Tenet Healthcare Corp. 6.25%, 2/1/2027 (d)	1,000,000	1,040,730
		10,267,630
INSURANCE — 0.3%
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (d)	4,773,000	4,934,805
HUB International, Ltd. 7.00%, 5/1/2026 (d)	964,000	989,584
USI, Inc. 6.88%, 5/1/2025 (d)	1,000,000	1,015,770
		6,940,159
LODGING — 0.0% (b)
Boyd Gaming Corp. 6.38%, 4/1/2026	670,000	710,729
MACHINERY-DIVERSIFIED — 0.1%
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (d)	2,499,000	2,342,663
MEDIA — 1.6%
CSC Holdings LLC:
5.38%, 2/1/2028 (d)	1,000,000	1,055,620
5.75%, 1/15/2030 (d)	2,856,000	2,984,377
7.50%, 4/1/2028 (d)	887,000	1,000,873
Entercom Media Corp. 6.50%, 5/1/2027 (d)	1,200,000	1,253,604
iHeartCommunications, Inc.:
5.25%, 8/15/2027 (d)	10,417,000	10,871,494
6.38%, 5/1/2026	9,997,980	10,827,012

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (d)	$6,000,000	$6,178,860
Univision Communications, Inc. 5.13%, 5/15/2023 (d)	1,000,000	1,003,050
		35,174,890
PACKAGING & CONTAINERS — 0.1%
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (d)	1,478,000	1,352,473
Trident Merger Sub, Inc. 6.63%, 11/1/2025 (d)	1,688,000	1,485,356
		2,837,829
PHARMACEUTICALS — 0.7%
Bausch Health Cos., Inc.:
7.00%, 1/15/2028 (d)	2,273,000	2,445,748
9.00%, 12/15/2025 (d)	1,000,000	1,122,570
NVA Holdings, Inc. 6.88%, 4/1/2026 (d)	2,998,000	3,188,523
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (d)	10,000,000	9,167,300
		15,924,141
RETAIL — 0.5%
eG Global Finance PLC 6.75%, 2/7/2025 (d)	7,042,000	6,882,780
IRB Holding Corp. 6.75%, 2/15/2026 (d)	1,000,000	1,007,430
Party City Holdings, Inc. 6.63%, 8/1/2026 (d)	2,500,000	2,475,000
		10,365,210
SOFTWARE — 0.3%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (d)	5,000,000	5,080,250
Infor US, Inc. 6.50%, 5/15/2022	1,000,000	1,017,750
IQVIA, Inc. 5.00%, 5/15/2027 (d)	1,000,000	1,048,980
		7,146,980
Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 1.1%
Altice France SA 5.50%, 1/15/2028 (d)	$24,000,000	$24,340,560
TOTAL CORPORATE BONDS & NOTES (Cost $148,252,810)		150,816,775
	Shares
SHORT-TERM INVESTMENT — 12.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (e) (f) (Cost $281,343,163)	281,343,163	281,343,163
TOTAL INVESTMENTS — 108.4% (Cost $2,435,519,448)		2,424,912,981
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.4)%		(188,007,142)
NET ASSETS — 100.0%		$2,236,905,839
(a)	The rate shown represents the rate at September 30, 2019.
(b)	Amount is less than 0.05% of net assets.
(c)	Position is unsettled. Contract rate was not determined at September 30, 2019 and does not take effect until settlement date.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.0% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2019.
LIBOR	= London Interbank Offered Rate
LP	= Limited Partnership

At September 30, 2019, the Fund had unfunded loan commitments of $2,399,442, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Heartland Dental LLC	150,056	147,172	(2,884)
Pearl Intermediate Parent LLC	717,855	697,216	(20,639)
Allied Universal Holdco LLC	1,531,531	1,535,598	4,067
			$(19,456)
See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$150,816,775	$—	$150,816,775
Senior Floating Rate Loans	—	1,992,753,043	—	1,992,753,043
Short-Term Investment	281,343,163	—	—	281,343,163
TOTAL INVESTMENTS	$281,343,163	$2,143,569,818	$—	$2,424,912,981
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans	—	(19,456)	—	(19,456)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(19,456)	$—	$(19,456)
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	72,656,687	$72,656,687	$405,836,870	$197,150,394	$—	$—	281,343,163	$281,343,163	$320,276
See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 63.6%
AEROSPACE & DEFENSE — 1.2%
United Technologies Corp.:
3 Month USD LIBOR + 0.35%, 2.60%, 11/1/2019 (a)	$250,000	$250,087
3 Month USD LIBOR + 0.65%, 2.82%, 8/16/2021 (a)	2,384,000	2,385,216
		2,635,303
AGRICULTURE — 1.2%
Philip Morris International, Inc.:
2.00%, 2/21/2020	1,500,000	1,499,040
3 Month USD LIBOR + 0.42%, 2.57%, 2/21/2020 (a)	1,000,000	1,001,200
		2,500,240
AUTO MANUFACTURERS — 13.6%
American Honda Finance Corp.:
Series GMTN, 3 Month USD LIBOR + 0.21%, 2.39%, 2/12/2021 (a)	300,000	299,904
Series MTN, 3 Month USD LIBOR + 0.27%, 2.55%, 7/20/2020 (a)	400,000	400,524
Series MTN, 3 Month USD LIBOR + 0.47%, 2.64%, 11/16/2022 (a)	1,200,000	1,201,140
Daimler Finance North America LLC:
3 Month USD LIBOR + 0.39%, 2.68%, 5/4/2020 (a) (b)	500,000	500,260
3 Month USD LIBOR + 0.45%, 2.60%, 2/22/2021 (a) (b)	1,515,000	1,514,697
3 Month USD LIBOR + 0.88%, 3.03%, 2/22/2022 (a) (b)	2,000,000	2,007,880
Ford Motor Credit Co. LLC 3 Month USD LIBOR + 1.00%, 3.31%, 1/9/2020 (a)	2,812,000	2,811,128
General Motors Financial Co., Inc.:
3 Month USD LIBOR + 0.93%, 3.23%, 4/13/2020 (a)	2,542,000	2,548,431
3 Month USD LIBOR + 1.27%, 3.58%, 10/4/2019 (a)	1,045,000	1,045,073
3 Month USD LIBOR + 1.31%, 3.41%, 6/30/2022 (a)	3,500,000	3,501,610
Harley-Davidson Financial Services, Inc. 3 Month USD LIBOR + 0.50%, 2.65%, 5/21/2020 (a) (b)	2,660,000	2,661,011
Hyundai Capital America 3 Month USD LIBOR + 0.94%, 3.24%, 7/8/2021 (a) (b)	1,480,000	1,482,368
Nissan Motor Acceptance Corp.:
3 Month USD LIBOR + 0.39%, 2.69%, 7/13/2020 (a) (b)	600,000	599,958
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.63%, 2.79%, 9/21/2021 (a) (b)	$1,500,000	$1,499,520
3 Month USD LIBOR + 0.65%, 2.95%, 7/13/2022 (a) (b)	3,000,000	2,991,300
Toyota Motor Credit Corp.:
3 Month USD LIBOR + 0.10%, 2.44%, 1/10/2020 (a)	450,000	450,063
Series MTN, 3 Month USD LIBOR + 0.48%, 2.58%, 9/8/2022 (a)	2,000,000	2,005,480
Volkswagen Group of America Finance LLC 3 Month USD LIBOR + 0.94%, 3.12%, 11/12/2021 (a) (b)	1,250,000	1,256,663
		28,777,010
BANKS — 19.6%
Bank of America Corp.:
3 Month USD LIBOR + 0.38%, 2.64%, 1/23/2022 (a)	625,000	624,525
Series MTN, 3 Month USD LIBOR + 0.65%, 2.75%, 10/1/2021 (a)	1,400,000	1,403,878
Series MTN, 3 Month USD LIBOR + 1.18%, 3.46%, 10/21/2022 (a)	1,814,000	1,836,548
Citigroup, Inc. 3 Month USD LIBOR + 0.96%, 3.24%, 4/25/2022 (a)	1,250,000	1,262,662
Commonwealth Bank of Australia 3 Month USD LIBOR + 0.45%, 2.58%, 3/10/2020 (a) (b)	450,000	450,747
Cooperatieve Rabobank UA 3 Month USD LIBOR + 0.48%, 2.82%, 1/10/2023 (a)	250,000	248,843
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 1.02%, 3.28%, 10/23/2019 (a)	659,000	659,468
3 Month USD LIBOR + 1.36%, 3.64%, 4/23/2021 (a)	2,250,000	2,280,397
Series FRN, 3 Month USD LIBOR + 1.77%, 3.90%, 2/25/2021 (a)	250,000	254,813
HSBC Holdings PLC:
3 Month USD LIBOR + 0.60%, 2.72%, 5/18/2021 (a)	2,000,000	2,001,500
3 Month USD LIBOR + 1.50%, 3.79%, 1/5/2022 (a)	1,500,000	1,527,480
3 Month USD LIBOR + 1.66%, 3.79%, 5/25/2021 (a)	730,000	743,571
JPMorgan Chase & Co. 3 Month USD LIBOR + 1.10%, 3.20%, 6/7/2021 (a)	1,750,000	1,770,702
KeyBank NA Series BKNT, 3 Month USD LIBOR + 0.66%, 2.91%, 2/1/2022 (a)	1,000,000	1,004,220

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 7/26/2021	$2,000,000	$2,044,120
3 Month USD LIBOR + 0.65%, 2.92%, 7/26/2021 (a)	436,000	437,391
3 Month USD LIBOR + 0.79%, 3.07%, 7/25/2022 (a)	1,500,000	1,505,835
3 Month USD LIBOR + 1.06%, 3.19%, 9/13/2021 (a)	300,000	303,258
Morgan Stanley:
2.74%, 6/10/2022 (a)	3,000,000	3,005,190
Series GMTN, 3 Month USD LIBOR + 0.55%, 2.73%, 2/10/2021 (a)	500,000	500,425
Series GMTN, 3 Month USD LIBOR + 1.40%, 3.68%, 4/21/2021 (a)	1,000,000	1,015,200
National Australia Bank, Ltd.:
3 Month USD LIBOR + 0.58%, 2.74%, 9/20/2021 (a) (b)	750,000	753,705
3 Month USD LIBOR + 0.71%, 2.95%, 11/4/2021 (a) (b)	500,000	503,765
National Bank of Canada Series MTN, 3 Month USD LIBOR + 0.60%, 2.90%, 1/17/2020 (a)	665,000	666,024
PNC Bank NA Series BKNT, 3 Month USD LIBOR + 0.36%, 2.48%, 5/19/2020 (a)	600,000	600,684
Santander UK PLC:
3 Month USD LIBOR + 0.30%, 2.59%, 11/3/2020 (a)	600,000	599,760
3 Month USD LIBOR + 0.62%, 2.76%, 6/1/2021 (a)	300,000	300,333
Skandinaviska Enskilda Banken AB 3 Month USD LIBOR + 0.43%, 2.55%, 5/17/2021 (a) (b)	1,500,000	1,503,930
Sumitomo Mitsui Banking Corp. 3 Month USD LIBOR + 0.37%, 2.69%, 10/16/2020 (a)	1,000,000	1,001,640
Sumitomo Mitsui Financial Group, Inc. 3 Month USD LIBOR + 1.14%, 3.44%, 10/19/2021 (a)	1,237,000	1,251,931
Sumitomo Mitsui Trust Bank, Ltd. 3 Month USD LIBOR + 0.91%, 3.21%, 10/18/2019 (a) (b)	150,000	150,062
SunTrust Bank Series BKNT, 3 Month USD LIBOR + 0.50%, 2.77%, 10/26/2021 (a)	1,000,000	1,000,490
Toronto-Dominion Bank:
3 Month USD LIBOR + 0.90%, 3.20%, 7/13/2021 (a)	400,000	404,756
Series MTN, 3 Month USD LIBOR + 0.56%, 2.80%, 11/5/2019 (a)	253,000	253,164
Security Description	Principal Amount	Value
UBS AG:
3 Month USD LIBOR + 0.48%, 2.62%, 12/1/2020 (a) (b)	$550,000	$551,699
3 Month USD LIBOR + 0.58%, 2.68%, 6/8/2020 (a) (b)	1,000,000	1,002,830
UBS Group Funding Switzerland AG 3 Month USD LIBOR + 1.53%, 3.78%, 2/1/2022 (a) (b)	3,000,000	3,067,320
US Bank NA Series BKNT, 3 Month USD LIBOR + 0.32%, 2.59%, 4/26/2021 (a)	1,000,000	1,001,870
Wells Fargo & Co. 3 Month USD LIBOR + 0.93%, 3.11%, 2/11/2022 (a)	1,000,000	1,005,790
Westpac Banking Corp. 3 Month USD LIBOR + 0.34%, 2.62%, 1/25/2021 (a)	1,000,000	1,001,430
		41,501,956
BEVERAGES — 1.3%
Anheuser-Busch InBev Finance, Inc. 2.65%, 2/1/2021	1,500,000	1,513,665
Constellation Brands, Inc. 3 Month USD LIBOR + 0.70%, 2.86%, 11/15/2021 (a)	1,200,000	1,201,332
		2,714,997
BIOTECHNOLOGY — 0.7%
Amgen, Inc. 3 Month USD LIBOR + 0.45%, 2.63%, 5/11/2020 (a)	1,407,000	1,408,843
CHEMICALS — 0.7%
DuPont de Nemours, Inc. 3 Month USD LIBOR + 1.11%, 3.27%, 11/15/2023 (a)	1,460,000	1,477,243
COMPUTERS — 2.2%
Apple, Inc.:
3 Month USD LIBOR + 0.07%, 2.25%, 5/11/2020 (a)	680,000	680,170
3 Month USD LIBOR + 0.25%, 2.43%, 2/7/2020 (a)	790,000	790,679
3 Month USD LIBOR + 0.50%, 2.68%, 2/9/2022 (a)	750,000	756,225
IBM Credit LLC 3 Month USD LIBOR + 0.16%, 2.45%, 2/5/2021 (a)	725,000	724,812
International Business Machines Corp. 3 Month USD LIBOR + 0.40%, 2.58%, 5/13/2021 (a)	1,800,000	1,806,444
		4,758,330

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 1.2%
American Express Credit Corp. Series MTN, 3 Month USD LIBOR + 0.70%, 2.84%, 3/3/2022 (a)	$619,000	$622,609
Capital One Financial Corp. 3 Month USD LIBOR + 0.76%, 2.94%, 5/12/2020 (a)	1,946,000	1,951,779
		2,574,388
ELECTRIC — 2.2%
Duke Energy Corp.:
3 Month USD LIBOR + 0.50%, 2.68%, 5/14/2021 (a) (b)	1,000,000	1,003,870
3 Month USD LIBOR + 0.65%, 2.79%, 3/11/2022 (a)	2,200,000	2,212,892
Sempra Energy 3 Month USD LIBOR + 0.45%, 2.57%, 3/15/2021 (a)	1,395,000	1,391,485
		4,608,247
FOOD — 0.5%
Conagra Brands, Inc. 3 Month USD LIBOR + 0.50%, 2.81%, 10/9/2020 (a)	602,000	602,006
Tyson Foods, Inc. 3 Month USD LIBOR + 0.45%, 2.60%, 8/21/2020 (a)	550,000	549,610
		1,151,616
GAS — 1.4%
Dominion Energy Gas Holdings LLC Series A, 3 Month USD LIBOR + 0.60%, 2.72%, 6/15/2021 (a)	3,000,000	3,012,780
HEALTH CARE SERVICES — 0.3%
UnitedHealth Group, Inc. 3 Month USD LIBOR + 0.26%, 2.38%, 6/15/2021 (a)	600,000	599,358
INSURANCE — 0.5%
Metropolitan Life Global Funding I 3 Month USD LIBOR + 0.57%, 2.39%, 9/7/2020 (a) (b)	1,000,000	1,002,740
MACHINERY, CONSTRUCTION & MINING — 1.8%
Caterpillar Financial Services Corp.:
Series MTN, 3 Month USD LIBOR + 0.23%, 2.35%, 3/15/2021 (a)	1,426,000	1,425,472
Series MTN, 3 Month USD LIBOR + 0.28%, 2.38%, 9/7/2021 (a)	500,000	499,925
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.59%, 2.70%, 6/6/2022 (a)	$2,000,000	$2,010,700
		3,936,097
MACHINERY-DIVERSIFIED — 0.6%
John Deere Capital Corp. Series MTN, 3 Month USD LIBOR + 0.48%, 2.58%, 9/8/2022 (a)	1,395,000	1,395,949
MEDIA — 1.4%
Comcast Corp.:
3 Month USD LIBOR + 0.33%, 2.43%, 10/1/2020 (a)	1,000,000	1,001,810
3 Month USD LIBOR + 0.44%, 2.54%, 10/1/2021 (a)	1,500,000	1,504,845
NBCUniversal Enterprise, Inc. 3 Month USD LIBOR + 0.40%, 2.50%, 4/1/2021 (a) (b)	400,000	400,844
		2,907,499
MINING — 0.9%
Glencore Funding LLC 2.88%, 4/16/2020 (b)	1,963,000	1,966,690
MISCELLANEOUS MANUFACTURER — 1.2%
General Electric Co. Series GMTN, 3 Month USD LIBOR + 0.62%, 2.93%, 1/9/2020 (a)	2,090,000	2,088,203
Siemens Financieringsmaatschappij NV 3 Month USD LIBOR + 0.34%, 2.46%, 3/16/2020 (a) (b)	450,000	450,441
		2,538,644
OIL & GAS — 2.1%
BP Capital Markets America, Inc. 3 Month USD LIBOR + 0.65%, 2.81%, 9/19/2022 (a)	250,000	250,562
Chevron Corp. 3 Month USD LIBOR + 0.48%, 2.62%, 3/3/2022 (a)	500,000	502,340
ConocoPhillips Co. 3 Month USD LIBOR + 0.90%, 3.06%, 5/15/2022 (a)	2,100,000	2,124,528
Occidental Petroleum Corp. 3 Month USD LIBOR + 1.25%, 3.44%, 8/13/2021 (a)	1,500,000	1,508,475
		4,385,905
PHARMACEUTICALS — 3.0%
Allergan Funding SCS 3 Month USD LIBOR + 1.26%, 3.39%, 3/12/2020 (a)	438,000	439,879

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
AstraZeneca PLC 3 Month USD LIBOR + 0.62%, 2.75%, 6/10/2022 (a)	$690,000	$689,600
Bristol-Myers Squibb Co. 3 Month USD LIBOR + 0.38%, 2.55%, 5/16/2022 (a) (b)	2,000,000	2,000,540
Cigna Corp. 3 Month USD LIBOR + 0.35%, 2.49%, 3/17/2020 (a)	1,000,000	1,000,380
CVS Health Corp. 3 Month USD LIBOR + 0.72%, 2.82%, 3/9/2021 (a)	2,250,000	2,261,250
		6,391,649
PIPELINES — 1.4%
Kinder Morgan Energy Partners L.P. 3.50%, 3/1/2021	1,000,000	1,015,720
MPLX L.P. 3 Month USD LIBOR + 1.10%, 3.20%, 9/9/2022 (a)	1,925,000	1,932,469
		2,948,189
RETAIL — 1.2%
Dollar Tree, Inc. 3 Month USD LIBOR + 0.70%, 3.00%, 4/17/2020 (a)	1,700,000	1,700,136
Home Depot, Inc.:
3 Month USD LIBOR + 0.15%, 2.28%, 6/5/2020 (a)	350,000	350,126
3 Month USD LIBOR + 0.31%, 2.45%, 3/1/2022 (a)	500,000	500,490
		2,550,752
TELECOMMUNICATIONS — 3.3%
AT&T, Inc.:
3 Month USD LIBOR + 0.65%, 2.95%, 1/15/2020 (a)	800,000	801,200
3 Month USD LIBOR + 0.75%, 2.89%, 6/1/2021 (a)	3,500,000	3,517,780
3 Month USD LIBOR + 0.93%, 3.03%, 6/30/2020 (a)	1,300,000	1,306,435
Verizon Communications, Inc. 3 Month USD LIBOR + 1.00%, 3.12%, 3/16/2022 (a)	1,450,000	1,471,648
		7,097,063
TRANSPORTATION — 0.1%
United Parcel Service, Inc. 3 Month USD LIBOR + 0.45%, 2.55%, 4/1/2023 (a)	200,000	200,686
TOTAL CORPORATE BONDS & NOTES (Cost $134,894,268)		135,042,174
Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 27.6%
AUTOMOBILE — 15.6%
Ally Auto Receivables Trust Series 2016-3, Class A4, 1.72%, 4/15/2021	$627,413	$627,050
BMW Floorplan Master Owner Trust Series 2018-1, Class A2, 1 Month USD LIBOR + 0.32%, 2.35%, 5/15/2023 (a) (b)	500,000	499,704
CarMax Auto Owner Trust Series 2016-2, Class A3, 1.52%, 2/16/2021	114,182	114,116
Chrysler Capital Auto Receivables Trust Series 2016-AA, Class D, 4.22%, 2/15/2023 (b)	1,500,000	1,515,816
Enterprise Fleet Financing LLC:
Series 2017-1, Class A3, 2.60%, 7/20/2022 (b)	2,670,000	2,672,931
Series 2019-1, Class A2, 2.98%, 10/22/2024 (b)	2,400,000	2,426,642
Series 2018-3, Class A2, 3.38%, 5/20/2024 (b)	2,295,550	2,323,737
Ford Credit Auto Lease Trust Series 2017-B, Class A4, 2.17%, 2/15/2021	2,000,000	1,999,452
Ford Credit Auto Owner Trust Series 2015-1, Class A, 2.12%, 7/15/2026 (b)	1,000,000	999,425
Ford Credit Floorplan Master Owner Trust A Series 2017-2, Class A2, 1 Month USD LIBOR + 0.35%, 2.38%, 9/15/2022 (a)	1,270,000	1,270,144
GM Financial Automobile Leasing Trust:
Series 2017-1, Class A4, 2.26%, 8/20/2020	62,987	62,981
Series 2018-2, Class A3, 3.06%, 6/21/2021	1,750,000	1,758,154
GMF Floorplan Owner Revolving Trust:
Series 2018-1, Class A, 1 Month USD LIBOR + 0.30%, 2.79%, 3/15/2022 (a) (b)	700,000	700,219
Series 2017-2, Class A2, 1 Month USD LIBOR + 0.43%, 2.46%, 7/15/2022 (a) (b)	2,100,000	2,102,016
Series 2018-3, Class A, 3 Month USD LIBOR + 0.32%, 2.35%, 9/15/2022 (a) (b)	3,100,000	3,101,337
Nissan Auto Lease Trust Series 2017-B, Class A4, 2.17%, 12/15/2021	125,000	124,971

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Nissan Auto Receivables Owner Trust Series 2018-A, Class A2A, 2.39%, 12/15/2020	$86,167	$86,173
Nissan Master Owner Trust Receivables:
Series 2017-B, Class A, 1 Month LIBOR + 0.43%, 2.46%, 4/18/2022 (a)	1,140,000	1,141,456
Series 2017-C, Class A, 1 Month USD LIBOR + 0.32%, 2.35%, 10/17/2022 (a)	5,105,000	5,107,169
Securitized Term Auto Receivables Trust Series 2019-1A, Class A2, 2.86%, 5/25/2021 (b)	1,236,404	1,239,751
World Omni Auto Receivables Trust:
Series 2018-A, Class A2, 2.19%, 5/17/2021	108,187	108,168
Series 2018-C, Class A2, 2.80%, 1/18/2022	935,405	937,488
World Omni Automobile Lease Securitization Trust:
Series 2018-A, Class A3, 2.83%, 7/15/2021	1,200,000	1,205,381
Series 2018-B, Class A2A, 2.96%, 6/15/2021	957,056	960,857
		33,085,138
CREDIT CARD — 11.8%
CARDS II Trust:
Series 2017-2A, Class A, 1 Month USD LIBOR + 0.26%, 2.29%, 10/17/2022 (a) (b)	1,800,000	1,800,000
Series 2018-1A, Class A, 1 Month USD LIBOR + 0.35%, 2.38%, 4/17/2023 (a) (b)	500,000	500,390
Citibank Credit Card Issuance Trust Series 2017-A4, Class A4, 1 Month LIBOR + 0.22%, 2.26%, 4/7/2022 (a)	1,750,000	1,750,856
Discover Card Execution Note Trust Series 2019-A2, Class A, 1 Month USD LIBOR + 0.27%, 2.30%, 12/15/2023 (a)	1,000,000	1,001,472
Evergreen Credit Card Trust:
Series 2017-1, Class A, 1 Month USD LIBOR + 0.26%, 2.29%, 10/15/2021 (a) (b)	700,000	700,000
Series 2019-1, Class A, 1 Month USD LIBOR + 0.48%, 2.51%, 1/15/2023 (a) (b)	4,500,000	4,513,685
Evergreen Credit Card Trust Series 2018-2 Series 2018-2, Class A, 1 Month USD LIBOR + 0.35%, 2.38%, 7/15/2022 (a) (b)	250,000	250,176
Security Description	Principal Amount	Value
Golden Credit Card Trust Series 2018-3A, Class A, 1 Month USD LIBOR + 0.32%, 2.35%, 5/15/2023 (a) (b)	$600,000	$599,417
Gracechurch Card Funding PLC Series 2018-1A, Class A, 1 Month USD LIBOR + 0.40%, 2.43%, 7/15/2022 (a) (b)	500,000	499,368
Master Credit Card Trust Series 2019-1A, Class A, 1 Month USD LIBOR + 0.48%, 2.53%, 7/21/2022 (a) (b)	3,400,000	3,404,891
Master Credit Card Trust II:
Series 2018-3A, Class A, 1 Month USD LIBOR + 0.34%, 2.39%, 1/21/2022 (a) (b)	1,000,000	1,000,405
Series 2019-2A, Class A, 1 Month USD LIBOR + 0.39%, 2.44%, 1/23/2023 (a) (b)	3,150,000	3,150,562
Trillium Credit Card Trust II:
Series 2018-1A, Class A, 1 Month USD LIBOR + 0.25%, 2.73%, 2/27/2023 (a) (b)	1,200,000	1,200,124
Series 2018-2A, Class A, 1 Month USD LIBOR + 0.35%, 2.40%, 9/26/2023 (a) (b)	2,850,000	2,851,424
Series 2019-1A, Class A, 1 Month USD LIBOR + 0.48%, 2.53%, 1/26/2024 (a) (b)	550,000	550,799
World Financial Network Credit Card Master Trust Series 2016-C, Class A, 1.72%, 8/15/2023	1,300,000	1,299,750
		25,073,319
TELECOMMUNICATIONS — 0.2%
Verizon Owner Trust Series 2017-1A, Class A, 2.06%, 9/20/2021 (b)	457,463	457,283
TOTAL ASSET-BACKED SECURITIES (Cost $58,549,198)		58,615,740
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
CANADA — 0.1%
Province of Quebec Canada Series MTN, 3 Month USD LIBOR + 0.13%, 2.29%, 9/21/2020 (a) (Cost $250,000)	250,000	250,207
U.S. TREASURY OBLIGATIONS — 3.5%
Treasury Note 1.00%, 11/15/2019	7,340,000	7,332,259

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
MORTGAGE-BACKED SECURITIES — 2.0%
BHMS Series 2018-ATLS, Class A, 1 Month USD LIBOR + 1.25%, 3.28%, 7/15/2035 (a) (b)	$1,500,000	$1,500,311
BX Commercial Mortgage Trust Series 2018-BIOA, Class A, 1 Month USD LIBOR + 0.67%, 2.70%, 3/15/2037 (a) (b)	1,437,000	1,435,579
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class A, 1 Month USD LIBOR + 0.98%, 3.01%, 5/15/2036 (a) (b)	1,210,000	1,211,519
TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,134,005)		4,147,409
Shares
CERTIFICATE OF DEPOSIT — 0.2%
Bank of Nova Scotia 2.33%, 2/21/2020 (a) (Cost $499,901)	500,000	499,901

SHORT-TERM INVESTMENT — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (c) (d) (Cost $5,326,491)	5,326,491	5,326,491
TOTAL INVESTMENTS — 99.5% (Cost $210,985,687)		211,214,181
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		965,494
NET ASSETS — 100.0%		$212,179,675

(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 34.2% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
BKNT	Bank Notes
FRN	Floating Rate Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$135,042,174	$—	$135,042,174
Asset-Backed Securities	—	58,615,740	—	58,615,740
Foreign Government Obligations	—	250,207	—	250,207
U.S. Treasury Obligations	—	7,332,259	—	7,332,259
Mortgage-Backed Securities	—	4,147,409	—	4,147,409
Certificate of Deposit	—	499,901	—	499,901
Short-Term Investment	5,326,491	—	—	5,326,491
TOTAL INVESTMENTS	$5,326,491	$205,887,690	$—	$211,214,181
See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,317,630	$2,317,630	$32,246,796	$29,237,935	$—	$—	5,326,491	$5,326,491	$27,617
See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 17.2%
ARGENTINA — 0.2%
Banco Macro SA:
USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (a) (b)	$450,000	$311,207
Series REGS, USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (b)	2,500,000	1,728,925
Pampa Energia SA Series REGS, 7.50%, 1/24/2027	3,050,000	2,332,121
YPF SA:
Series REGS, 6.95%, 7/21/2027	900,000	684,126
Series REGS, 8.50%, 7/28/2025	2,100,000	1,649,025
		6,705,404
AUSTRALIA — 0.3%
Commonwealth Bank of Australia 3.90%, 7/12/2047 (a)	2,528,000	2,828,099
Macquarie Group, Ltd.:
3 Month USD LIBOR + 1.02%, 3.19%, 11/28/2023 (a) (b)	1,155,000	1,178,146
3 Month USD LIBOR + 1.33%, 4.15%, 3/27/2024 (a) (b)	1,990,000	2,097,679
Westpac Banking Corp. 3.30%, 2/26/2024	3,205,000	3,359,161
		9,463,085
BELGIUM — 0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 1/23/2049	1,605,000	2,098,778
BRAZIL — 0.8%
Banco BTG Pactual SA 5 Year CMT + 5.26%, 7.75%, 2/15/2029 (a) (b)	4,800,000	5,010,480
Banco do Brasil SA Series REGS, 10 Year CMT + 4.40%, 6.25%, 4/15/2024 (b)	4,900,000	4,826,549
Braskem Finance, Ltd. Series REGS, 5.75%, 4/15/2021	600,000	622,008
CIMPOR Financial Operations B.V. Series REGS, 5.75%, 7/17/2024	1,000,000	750,380
CSN Islands XII Corp. Series REGS, 7.00%, 12/23/2019	1,600,000	1,399,984
CSN Resources SA:
7.63%, 4/17/2026 (a)	1,800,000	1,864,008
Security Description	Principal Amount	Value
Series REGS, 7.63%, 2/13/2023	$1,200,000	$1,251,636
Itau Unibanco Holding SA:
Series REGS, 6.20%, 12/21/2021	300,000	318,366
Series REGS, 5 Year CMT + 3.86%, 6.50%, 3/19/2023 (b)	200,000	205,844
JBS USA LUX SA/JBS USA Finance, Inc.:
5.75%, 6/15/2025 (a)	85,000	88,497
5.88%, 7/15/2024 (a)	130,000	133,873
6.75%, 2/15/2028 (a)	530,000	586,901
MARB BondCo PLC:
7.00%, 3/15/2024 (a)	600,000	625,914
Series REGS, 6.88%, 1/19/2025	2,200,000	2,300,100
NBM US Holdings, Inc. 7.00%, 5/14/2026 (a)	1,000,000	1,047,600
Petrobras Global Finance B.V.:
5.75%, 2/1/2029	3,600,000	3,970,188
6.90%, 3/19/2049	700,000	805,315
		25,807,643
CANADA — 0.7%
1011778 BC ULC/New Red Finance, Inc. 5.00%, 10/15/2025 (a)	1,195,000	1,237,709
Bank of Nova Scotia 3.40%, 2/11/2024	1,675,000	1,752,033
Bombardier, Inc.:
6.00%, 10/15/2022 (a)	300,000	298,536
7.88%, 4/15/2027 (a)	350,000	348,019
Calfrac Holdings L.P. 8.50%, 6/15/2026 (a)	135,000	60,334
Canadian Natural Resources, Ltd. 2.95%, 1/15/2023	3,175,000	3,230,404
Cenovus Energy, Inc. 5.40%, 6/15/2047	1,550,000	1,743,890
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)	675,000	700,495
Fortis, Inc. 2.10%, 10/4/2021	1,395,000	1,389,071
Garda World Security Corp. 8.75%, 5/15/2025 (a)	645,000	663,492
GFL Environmental, Inc. 8.50%, 5/1/2027 (a)	285,000	315,934
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	420,000	373,737
MEG Energy Corp. 7.00%, 3/31/2024 (a)	275,000	265,444
Parkland Fuel Corp. 5.88%, 7/15/2027 (a)	355,000	372,423

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Royal Bank of Canada Series GMTN, 2.55%, 7/16/2024	$4,630,000	$4,692,644
Stoneway Capital Corp. Series REGS, 10.00%, 3/1/2027	2,523,911	1,483,202
Superior Plus L.P./Superior General Partner, Inc. 7.00%, 7/15/2026 (a)	655,000	690,560
Telesat Canada/Telesat LLC:
6.50%, 10/15/2027 (a)	215,000	219,160
8.88%, 11/15/2024 (a)	780,000	836,698
Tervita Corp. 7.63%, 12/1/2021 (a)	1,035,000	1,052,502
		21,726,287
CAYMAN ISLANDS — 0.2%
Cosan Overseas, Ltd. 8.25%, 11/5/2019	4,314,000	4,459,641
Global Aircraft Leasing Co., Ltd. PIK, 6.50%, 9/15/2024 (a)	690,000	698,701
		5,158,342
CHILE — 0.9%
AES Gener SA:
USD 5 Year Swap Rate + 4.64%, 7.13%, 3/26/2079 (a) (b)	1,000,000	1,053,420
Series REGS, 5.00%, 7/14/2025	200,000	210,078
Series REGS, USD 5 Year Swap Rate + 4.64%, 7.13%, 3/26/2079 (b)	3,000,000	3,160,260
Banco de Credito e Inversiones SA Series REGS, 4.00%, 2/11/2023	2,000,000	2,097,180
Celulosa Arauco y Constitucion SA:
4.75%, 1/11/2022	1,400,000	1,453,522
5.50%, 4/30/2049 (a)	600,000	665,628
Embotelladora Andina SA Series REGS, 5.00%, 10/1/2023	1,804,000	1,936,828
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	1,739,000	1,818,768
Empresa Electrica Guacolda SA Series REGS, 4.56%, 4/30/2025	1,900,000	1,715,396
Empresa Nacional de Telecomunicaciones SA:
Series REGS, 4.75%, 8/1/2026	2,200,000	2,321,748
Series REGS, 4.88%, 10/30/2024	200,000	211,288
GNL Quintero SA Series REGS, 4.63%, 7/31/2029	200,000	214,614
Security Description	Principal Amount	Value
Guanay Finance, Ltd. Series REGS, 6.00%, 12/15/2020	$561,582	$566,507
Inversiones CMPC SA Series REGS, 4.50%, 4/25/2022	2,300,000	2,393,518
Latam Finance, Ltd. 7.00%, 3/1/2026 (a)	2,700,000	2,873,124
SACI Falabella Series REGS, 3.75%, 4/30/2023	3,600,000	3,708,936
Sociedad Quimica y Minera de Chile SA Series REGS, 4.38%, 1/28/2025	300,000	317,157
Transelec SA:
Series REGS, 3.88%, 1/12/2029	1,000,000	1,027,420
Series REGS, 4.63%, 7/26/2023	200,000	213,040
VTR Finance B.V.:
6.88%, 1/15/2024 (a)	500,000	514,590
Series REGS, 6.88%, 1/15/2024	3,200,000	3,293,376
		31,766,398
CHINA — 0.2%
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	1,500,000	1,568,385
Gran Tierra Energy International Holdings, Ltd. Series REGS, 6.25%, 2/15/2025	2,600,000	2,366,052
Sinopec Group Overseas Development 2016, Ltd. Series REGS, 2.75%, 9/29/2026	1,500,000	1,503,510
Sinopec Group Overseas Development 2017, Ltd. 3.63%, 4/12/2027 (a)	700,000	738,822
		6,176,769
COLOMBIA — 0.3%
Banco Bilbao Vizcaya Argentaria Colombia SA Series REGS, 4.88%, 4/21/2025	500,000	536,270
Bancolombia SA:
5.13%, 9/11/2022	1,200,000	1,262,292
5 Year CMT + 2.93%, 4.88%, 10/18/2027 (b)	1,700,000	1,745,747
Empresas Publicas de Medellin ESP 4.25%, 7/18/2029 (a)	1,100,000	1,156,892
Geopark, Ltd. Series REGS, 6.50%, 9/21/2024	800,000	820,968
Grupo Aval, Ltd. Series REGS, 4.75%, 9/26/2022	500,000	516,260
Millicom International Cellular SA:
6.25%, 3/25/2029 (a)	1,700,000	1,858,644

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
6.63%, 10/15/2026 (a)	$1,500,000	$1,638,360
Series REGS, 6.00%, 3/15/2025	400,000	414,500
		9,949,933
COSTA RICA — 0.0% (c)
Banco Nacional de Costa Rica Series REGS, 5.88%, 4/25/2021 (a)	1,295,000	1,316,536
DOMINICAN REPUBLIC — 0.2%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It:
7.95%, 5/11/2026 (a)	2,200,000	2,344,122
Series REGS, 7.95%, 5/11/2026	1,200,000	1,278,612
Banco de Reservas de la Republica Dominicana Series REGS, 7.00%, 2/1/2023 (a)	3,950,000	4,139,442
		7,762,176
FRANCE — 0.0% (c)
Altice France SA 7.38%, 5/1/2026 (a)	725,000	777,860
HONG KONG — 0.0% (c)
CK Hutchison International 17, Ltd. 3.50%, 4/5/2027 (a)	1,100,000	1,153,702
INDIA — 1.1%
Adani Ports & Special Economic Zone, Ltd. Series REGS, 3.95%, 1/19/2022	2,500,000	2,557,450
Bharat Petroleum Corp., Ltd. 4.63%, 10/25/2022	500,000	526,280
Bharti Airtel International Netherlands B.V. Series REGS, 5.13%, 3/11/2023	3,400,000	3,585,198
Bharti Airtel, Ltd. Series REGS, 4.38%, 6/10/2025	4,000,000	4,138,280
BPRL International Singapore Pte, Ltd. Series EMTN, 4.38%, 1/18/2027	3,900,000	4,166,253
Indian Oil Corp., Ltd.:
5.63%, 8/2/2021	2,000,000	2,105,740
5.75%, 8/1/2023	4,900,000	5,394,575
ONGC Videsh Vankorneft Pte, Ltd. 3.75%, 7/27/2026	5,500,000	5,699,540
Reliance Holding USA, Inc. Series REGS, 5.40%, 2/14/2022	4,500,000	4,782,060
Vedanta Resources Finance II PLC 9.25%, 4/23/2026 (a)	1,400,000	1,394,722
Security Description	Principal Amount	Value
Vedanta Resources PLC:
Series REGS, 6.13%, 8/9/2024	$3,800,000	$3,507,476
Series REGS, 7.13%, 5/31/2023	600,000	592,446
		38,450,020
INDONESIA — 0.1%
Pertamina Persero PT Series REGS, 4.30%, 5/20/2023	3,000,000	3,160,770
Star Energy Geothermal Wayang Windu, Ltd. Series REGS, 6.75%, 4/24/2033	1,053,800	1,101,442
		4,262,212
IRELAND — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
5.25%, 8/15/2027 (a)	300,000	304,317
6.00%, 2/15/2025 (a)	595,000	621,906
Avolon Holdings Funding, Ltd.:
3.95%, 7/1/2024 (a)	1,190,000	1,222,927
5.25%, 5/15/2024 (a)	700,000	750,855
C&W Senior Financing DAC:
7.50%, 10/15/2026 (a)	1,300,000	1,381,341
Series REGS, 6.88%, 9/15/2027	4,200,000	4,355,442
		8,636,788
ISRAEL — 0.1%
Delek & Avner Tamar Bond, Ltd.:
4.44%, 12/30/2020 (a)	1,600,000	1,618,736
5.41%, 12/30/2025 (a)	340,000	350,057
Israel Electric Corp., Ltd. Series 6, 5.00%, 11/12/2024 (a)	600,000	657,984
		2,626,777
JAMAICA — 0.0% (c)
Digicel Group Two, Ltd.:
8.25%, 9/30/2022 (a)	1,400,000	294,812
PIK, 9.13%, 4/1/2024 (a)	3,314,116	341,685
		636,497
JAPAN — 0.1%
Mitsubishi UFJ Financial Group, Inc. 3 Month USD LIBOR + 0.74%, 2.88%, 3/2/2023 (b)	1,650,000	1,650,050
Sumitomo Mitsui Financial Group, Inc. 3 Month USD LIBOR + 0.74%, 3.04%, 1/17/2023 (b)	2,165,000	2,167,295
		3,817,345

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
LUXEMBOURG — 0.3%
Altice Luxembourg SA 7.75%, 5/15/2022 (a)	$200,000	$204,214
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023	215,000	201,047
8.50%, 10/15/2024 (a)	610,000	615,246
JSL Europe SA Series REGS, 7.75%, 7/26/2024	2,200,000	2,344,364
Millicom International Cellular SA Series REGS, 5.13%, 1/15/2028	1,100,000	1,146,508
Minerva Luxembourg SA:
Series REGS, 5.88%, 1/19/2028	1,700,000	1,706,494
Series REGS, 6.50%, 9/20/2026	2,800,000	2,912,028
		9,129,901
MALAYSIA — 0.4%
Gohl Capital, Ltd. 4.25%, 1/24/2027	5,000,000	5,225,350
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (b)	7,000,000	7,115,780
		12,341,130
MAURITIUS — 0.1%
UPL Corp., Ltd. 4.50%, 3/8/2028	3,000,000	3,113,760
MEXICO — 1.1%
Banco Mercantil del Norte SA:
10 year CMT + 5.47%, 7.50%, 6/27/2029 (a) (b)	1,600,000	1,619,344
Series REGS, 10 Year CMT + 5.35%, 7.63%, 1/10/2028 (b)	3,210,000	3,268,101
Series REGS, 5 year CMT + 4.45%, 5.75%, 10/4/2031 (b)	1,200,000	1,198,620
Series REGS, 5 Year CMT + 5.04%, 6.88%, 7/6/2022 (b)	1,264,000	1,268,538
Banco Santander Mexico SA 5 Year CMT + 3.00%, 5.95%, 10/1/2028 (a) (b)	1,700,000	1,820,241
BBVA Bancomer SA:
5 year CMT + 4.31%, 5.88%, 9/13/2034 (a) (b)	200,000	199,280
Series REGS, 5 Year CMT + 2.65%, 5.13%, 1/18/2033 (b)	5,500,000	5,234,240
Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (b)	200,000	199,034
Cometa Energia SA de CV Series REGS, 6.38%, 4/24/2035	5,557,500	5,917,181
Security Description	Principal Amount	Value
Controladora Mabe SA de CV Series REGS, 5.60%, 10/23/2028	$700,000	$755,993
Credito Real SAB de CV:
9.50%, 2/7/2026 (a)	2,500,000	2,879,375
Series REGS, 5 Year CMT + 7.03%, 9.13%, 11/29/2022 (b)	1,500,000	1,540,140
Docuformas SAPI de CV 10.25%, 7/24/2024 (a)	1,400,000	1,376,844
Grupo Bimbo SAB de CV Series REGS, 5 Year CMT + 3.28%, 5.95%, 4/17/2023 (b)	1,400,000	1,473,010
Grupo Idesa SA de CV Series REGS, 7.88%, 12/18/2020	2,000,000	1,462,620
Mexico Generadora de Energia S de rl Series REGS, 5.50%, 12/6/2032	1,512,918	1,628,974
Unifin Financiera SAB de CV:
Series REGS, 7.38%, 2/12/2026	700,000	688,317
Series REGS, 5 Year CMT + 6.31%, 8.88%, 1/29/2025 (b)	3,900,000	3,470,766
		36,000,618
NETHERLANDS — 0.3%
Ajecorp B.V. Series REGS, 6.50%, 5/14/2022	150,000	142,578
Minejesa Capital B.V.:
Series REGS, 4.63%, 8/10/2030	2,000,000	2,055,360
Series REGS, 5.63%, 8/10/2037	1,700,000	1,838,482
Starfruit Finco B.V./Starfruit US Holdco LLC 8.00%, 10/1/2026 (a)	150,000	149,567
Stars Group Holdings B.V. 7.00%, 7/15/2026 (a)	695,000	736,915
Syngenta Finance NV Series REGS, 5.68%, 4/24/2048	4,000,000	4,128,320
Trivium Packaging Finance B.V. 5.50%, 8/15/2026 (a)	400,000	419,276
		9,470,498
NORWAY — 0.0% (c)
Aker BP ASA 4.75%, 6/15/2024 (a)	360,000	375,764
PANAMA — 0.1%
Banco General SA Series REGS, 4.13%, 8/7/2027	500,000	522,630
Global Bank Corp.:
3 Month USD LIBOR + 3.30%, 5.25%, 4/16/2029 (a) (b)	3,700,000	3,936,319

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series REGS, 4.50%, 10/20/2021	$200,000	$205,256
		4,664,205
PERU — 0.0% (c)
Banco Internacional del Peru SAA Series REGS, 3 Month USD LIBOR + 6.74%, 8.50%, 4/23/2070 (b)	500,000	513,755
PHILIPPINES — 0.2%
BDO Unibank, Inc. Series EMTN, 2.95%, 3/6/2023	6,200,000	6,273,407
SINGAPORE — 0.5%
DBS Group Holdings, Ltd.:
Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (b)	4,100,000	4,110,250
Series REGS, VRN, USD 5 year ICE Swap Rate + 1.59%, 4.52%, 12/11/2028 (b)	500,000	532,100
LLPL Capital Pte, Ltd. 6.88%, 2/4/2039 (a)	2,174,040	2,526,408
Oversea-Chinese Banking Corp., Ltd. Series REGS, 3 Month USD LIBOR + 0.45%, 2.57%, 5/17/2021 (b)	500,000	500,365
Temasek Financial I, Ltd. Series REGS, 2.38%, 1/23/2023	3,500,000	3,547,845
United Overseas Bank, Ltd.:
Series EMTN, USD 5 Year Swap Rate + 1.79%, 3.88%, 10/19/2023 (b)	2,000,000	2,007,036
Series EMTN, USD 5 Year Swap Rate + 2.24%, 3.50%, 9/16/2026 (b)	4,000,000	4,044,520
		17,268,524
SPAIN — 0.1%
AI Candelaria Spain SLU:
7.50%, 12/15/2028 (a)	250,000	284,838
Series REGS, 7.50%, 12/15/2028	1,550,000	1,765,992
		2,050,830
SWITZERLAND — 0.0% (c)
Syngenta Finance NV 4.38%, 3/28/2042	200,000	181,870
THAILAND — 0.0% (c)
PTTEP Treasury Center Co., Ltd. Series REGS, 5 Year CMT + 2.72%, 4.60%, 7/17/2022 (b)	500,000	510,355
Security Description	Principal Amount	Value
UNITED KINGDOM — 0.3%
AstraZeneca PLC 2.38%, 6/12/2022	$1,600,000	$1,610,720
Avation Capital SA 6.50%, 5/15/2021 (a)	600,000	620,232
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/1/2026 (a) (d)	935,000	954,055
MARB BondCo PLC Series REGS, 7.00%, 3/15/2024	400,000	417,276
Radiant Access, Ltd. 4.60%, 5/18/2020	3,950,000	3,871,000
Reynolds American, Inc. 4.00%, 6/12/2022	3,295,000	3,430,227
		10,903,510
UNITED STATES — 8.2%
AbbVie, Inc. 3.20%, 11/6/2022	1,450,000	1,486,250
Acrisure LLC/Acrisure Finance, Inc. 8.13%, 2/15/2024 (a)	555,000	597,913
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	125,000	127,118
AECOM 5.13%, 3/15/2027	730,000	765,887
Air Lease Corp. 3.25%, 3/1/2025	3,490,000	3,549,819
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (a)	465,000	406,145
AK Steel Corp.:
6.38%, 10/15/2025	185,000	157,626
7.63%, 10/1/2021	150,000	148,808
Albertsons Cos. LLC/Safeway, Inc./New Albertsons L.P./Albertson's LLC 5.88%, 2/15/2028 (a)	830,000	879,783
Alcoa Nederland Holding B.V. 6.13%, 5/15/2028 (a)	820,000	873,751
Allergan Funding SCS 3.85%, 6/15/2024	1,590,000	1,669,277
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 8.25%, 8/1/2023 (a)	1,080,000	1,103,836
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	405,000	427,478
9.75%, 7/15/2027 (a)	290,000	302,603
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	915,000	935,459
Altria Group, Inc. 5.95%, 2/14/2049	1,500,000	1,762,665
Amazon.com, Inc.:

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.80%, 8/22/2024	$2,090,000	$2,173,119
3.80%, 12/5/2024	1,255,000	1,363,721
American Axle & Manufacturing, Inc. 6.25%, 3/15/2026	325,000	310,424
American Express Co. 2.50%, 8/1/2022	1,530,000	1,545,178
Amsted Industries, Inc. 5.63%, 7/1/2027 (a)	350,000	369,016
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.75%, 3/1/2027 (a)	435,000	363,499
Anthem, Inc. 3.30%, 1/15/2023	3,377,000	3,485,874
Aramark Services, Inc. 5.00%, 4/1/2025 (a)	935,000	965,855
Arrow Electronics, Inc. 3.88%, 1/12/2028	717,000	734,932
Ascend Learning LLC 6.88%, 8/1/2025 (a)	1,030,000	1,072,848
ASP AMC Merger Sub, Inc. 8.00%, 5/15/2025 (a)	358,000	249,089
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	952,000	956,770
AT&T, Inc. 3.40%, 5/15/2025	2,530,000	2,640,080
Avantor, Inc. 9.00%, 10/1/2025 (a)	980,000	1,103,157
B&G Foods, Inc.:
5.25%, 4/1/2025	605,000	619,587
5.25%, 9/15/2027	380,000	389,253
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a)	195,000	186,268
Bank of America Corp. Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (b)	3,180,000	3,184,420
Bausch Health Cos., Inc.:
5.75%, 8/15/2027 (a)	295,000	318,559
7.00%, 3/15/2024 (a)	240,000	252,314
7.00%, 1/15/2028 (a)	730,000	785,480
7.25%, 5/30/2029 (a)	730,000	798,160
Beacon Roofing Supply, Inc.:
4.50%, 11/15/2026 (a) (d)	250,000	252,515
4.88%, 11/1/2025 (a)	1,120,000	1,098,328
Becton Dickinson and Co. 2.89%, 6/6/2022	3,370,000	3,421,190
Berry Global Escrow Corp. 5.63%, 7/15/2027 (a)	360,000	372,704
Boston Properties L.P. 3.65%, 2/1/2026	3,045,000	3,220,209
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	1,115,000	1,217,848
Builders FirstSource, Inc.:
5.63%, 9/1/2024 (a)	857,000	893,114
6.75%, 6/1/2027 (a)	205,000	220,906
Security Description	Principal Amount	Value
Calpine Corp.:
5.25%, 6/1/2026 (a)	$370,000	$383,350
5.75%, 1/15/2025	375,000	383,944
Camelot Finance SA 7.88%, 10/15/2024 (a)	695,000	722,453
Cardinal Health, Inc. 3.41%, 6/15/2027	3,280,000	3,251,497
Carvana Co. 8.88%, 10/1/2023 (a)	365,000	376,136
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	585,000	606,832
Caterpillar, Inc. 3.40%, 5/15/2024	2,791,000	2,949,724
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/2028 (a)	475,000	491,487
5.75%, 2/15/2026 (a)	1,600,000	1,690,032
CDK Global, Inc.:
5.25%, 5/15/2029 (a)	260,000	269,857
5.88%, 6/15/2026	200,000	213,378
Cedar Fair L.P. 5.25%, 7/15/2029 (a)	430,000	460,857
Celgene Corp. 4.35%, 11/15/2047	3,360,000	3,930,427
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	485,000	446,021
Centene Corp. 4.75%, 1/15/2025	880,000	904,341
Centene Escrow I Corp. 5.38%, 6/1/2026 (a)	505,000	528,477
Century Communities, Inc. 6.75%, 6/1/2027 (a)	360,000	386,568
Charter Communications Operating LLC/Charter Communications Operating Capital 4.46%, 7/23/2022	1,475,000	1,552,659
Cheniere Energy Partners L.P.:
4.50%, 10/1/2029 (a)	245,000	251,544
5.25%, 10/1/2025	935,000	970,820
5.63%, 10/1/2026	455,000	483,119
Cigna Corp.:
4.90%, 12/15/2048	1,610,000	1,847,894
3 Month USD LIBOR + 0.89%, 3.19%, 7/15/2023 (b)	1,665,000	1,667,115
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	604,000	560,476
Citigroup, Inc. 3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	3,385,000	3,580,755
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	460,000	481,776
5.13%, 7/15/2029 (a)	145,000	153,904
Clear Channel Worldwide Holdings, Inc.:
5.13%, 8/15/2027 (a)	465,000	485,623

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
9.25%, 2/15/2024 (a)	$395,000	$434,243
CNO Financial Group, Inc. 5.25%, 5/30/2029	255,000	279,669
CNX Midstream Partners L.P./CNX Midstream Finance Corp. 6.50%, 3/15/2026 (a)	970,000	894,932
Colfax Corp.:
6.00%, 2/15/2024 (a)	280,000	296,761
6.38%, 2/15/2026 (a)	570,000	613,844
Comcast Corp. 4.70%, 10/15/2048	1,530,000	1,872,949
CommScope Finance LLC 6.00%, 3/1/2026 (a)	145,000	150,098
CommScope, Inc. 5.50%, 3/1/2024 (a)	445,000	457,206
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	440,000	374,607
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	655,000	670,026
Credit Acceptance Corp. 6.63%, 3/15/2026 (a)	680,000	731,034
Crown Americas LLC/Crown Americas Capital Corp. 4.75%, 2/1/2026	810,000	849,220
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023	400,000	420,612
Crown Castle International Corp. 4.30%, 2/15/2029	1,605,000	1,777,056
CSC Holdings LLC:
5.25%, 6/1/2024	810,000	870,969
5.75%, 1/15/2030 (a)	810,000	846,409
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a)	865,000	851,861
CSX Corp. 3.35%, 9/15/2049	1,935,000	1,900,615
CVS Health Corp. 3.70%, 3/9/2023	3,325,000	3,462,289
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a)	715,000	732,525
Delta Air Lines, Inc. 3.63%, 3/15/2022	2,105,000	2,164,340
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 8/15/2026 (a)	315,000	326,869
Discover Financial Services 4.10%, 2/9/2027	1,565,000	1,665,755
DISH DBS Corp. 5.88%, 11/15/2024	420,000	416,275
Dollar Tree, Inc. 4.00%, 5/15/2025	1,550,000	1,641,636
DowDuPont, Inc. 5.42%, 11/15/2048	1,395,000	1,766,293
Security Description	Principal Amount	Value
Duke Energy Corp. 2.65%, 9/1/2026	$3,535,000	$3,554,018
Eagle Holding Co. II LLC PIK, 7.75%, 5/15/2022 (a)	405,000	408,669
Eldorado Resorts, Inc. 6.00%, 4/1/2025	550,000	580,943
Embarq Corp. 8.00%, 6/1/2036	660,000	652,377
Encompass Health Corp.:
4.50%, 2/1/2028	185,000	187,573
4.75%, 2/1/2030	60,000	60,785
Energizer Holdings, Inc. 7.75%, 1/15/2027 (a)	525,000	584,441
Energy Transfer Operating L.P. 4.75%, 1/15/2026	1,455,000	1,577,729
Enterprise Products Operating LLC 3.75%, 2/15/2025	2,155,000	2,295,721
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	120,000	73,200
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75%, 5/15/2026 (a)	335,000	251,166
ESH Hospitality, Inc.:
4.63%, 10/1/2027 (a)	240,000	241,579
5.25%, 5/1/2025 (a)	1,195,000	1,235,451
Expedia Group, Inc. 3.80%, 2/15/2028	2,515,000	2,632,501
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	190,000	189,329
Extraction Oil & Gas, Inc. 5.63%, 2/1/2026 (a)	155,000	94,908
FedEx Corp. 4.75%, 11/15/2045	815,000	878,228
Financial & Risk US Holdings, Inc.:
6.25%, 5/15/2026 (a)	485,000	520,851
8.25%, 11/15/2026 (a)	500,000	552,180
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (a)	590,000	539,891
Foresight Energy LLC/Foresight Energy Finance Corp. 11.50%, 4/1/2023 (a)	510,000	114,760
Freeport-McMoRan, Inc.:
5.40%, 11/14/2034	2,950,000	2,830,790
5.45%, 3/15/2043	2,550,000	2,300,074
frontdoor, Inc. 6.75%, 8/15/2026 (a)	690,000	754,970
Frontier Communications Corp.:
7.13%, 1/15/2023	285,000	126,443
8.00%, 4/1/2027 (a)	410,000	433,169
8.50%, 4/15/2020	135,000	72,018
8.50%, 4/1/2026 (a)	230,000	230,205
FTS International, Inc. 6.25%, 5/1/2022	320,000	264,528

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
General Electric Co. Series MTN, 5.88%, 1/14/2038	$1,420,000	$1,706,897
General Motors Co. 3 Month USD LIBOR + 0.80%, 3.01%, 8/7/2020 (b)	645,000	646,142
General Motors Financial Co., Inc.:
3.95%, 4/13/2024	125,000	128,548
3 Month USD LIBOR + 0.99%, 3.28%, 1/5/2023 (b)	2,691,000	2,666,270
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	1,095,000	1,185,250
Georgia-Pacific LLC 3.60%, 3/1/2025 (a)	1,543,000	1,636,027
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	575,000	616,412
Golden Entertainment, Inc. 7.63%, 4/15/2026 (a)	315,000	328,378
Golden Nugget, Inc.:
6.75%, 10/15/2024 (a)	1,120,000	1,135,232
8.75%, 10/1/2025 (a)	150,000	156,477
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 0.78%, 3.04%, 10/31/2022 (b)	1,115,000	1,118,256
Series ., 3 Month USD LIBOR + 1.17%, 3.33%, 5/15/2026 (b)	2,285,000	2,295,831
Gray Escrow, Inc. 7.00%, 5/15/2027 (a)	575,000	631,385
Gray Television, Inc. 5.13%, 10/15/2024 (a)	195,000	202,002
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	260,000	265,658
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	400,000	223,816
Gulfport Energy Corp. 6.38%, 5/15/2025	555,000	393,711
Hasbro, Inc. 3.50%, 9/15/2027	1,685,000	1,719,610
HCA, Inc.:
4.13%, 6/15/2029	1,080,000	1,134,378
5.25%, 4/15/2025	190,000	211,491
5.38%, 9/1/2026	1,575,000	1,728,877
5.88%, 2/1/2029	65,000	73,116
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	1,455,000	1,519,966
Hexion, Inc. 7.88%, 7/15/2027 (a)	300,000	297,012
Security Description	Principal Amount	Value
Hilcorp Energy I L.P./Hilcorp Finance Co. 6.25%, 11/1/2028 (a)	$420,000	$394,262
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	185,000	189,682
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024	1,570,000	1,599,783
Home Depot, Inc. 3.90%, 6/15/2047	1,590,000	1,817,815
Horizon Pharma USA, Inc. 5.50%, 8/1/2027 (a)	250,000	261,520
IAA, Inc. 5.50%, 6/15/2027 (a)	440,000	467,139
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
6.25%, 2/1/2022	805,000	825,970
6.25%, 5/15/2026 (a)	915,000	960,851
6.38%, 12/15/2025	200,000	210,514
iHeartCommunications, Inc.:
5.25%, 8/15/2027 (a)	310,000	323,525
6.38%, 5/1/2026	145,000	157,023
8.38%, 5/1/2027	75,000	81,092
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	265,000	239,176
Informatica LLC 7.13%, 7/15/2023 (a)	975,000	992,881
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	435,000	449,590
IQVIA, Inc. 5.00%, 5/15/2027 (a)	640,000	671,347
IRB Holding Corp. 6.75%, 2/15/2026 (a)	745,000	750,535
Iridium Communications, Inc. 10.25%, 4/15/2023 (a)	820,000	887,306
Iron Mountain, Inc. 4.88%, 9/15/2029 (a)	385,000	391,718
iStar, Inc. 4.75%, 10/1/2024	305,000	310,777
JBS Investments II GmbH:
5.75%, 1/15/2028 (a)	2,200,000	2,290,354
7.00%, 1/15/2026 (a)	800,000	864,168
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
5.50%, 1/15/2030 (a)	190,000	201,322
6.50%, 4/15/2029 (a)	510,000	566,743
Jeld-Wen, Inc. 4.63%, 12/15/2025 (a)	905,000	907,624
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	790,000	819,506
Kinder Morgan, Inc. 4.30%, 3/1/2028	1,435,000	1,557,377
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/2025 (a)	475,000	507,519

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Laboratory Corp. of America Holdings 3.60%, 2/1/2025	$3,096,000	$3,246,342
Level 3 Financing, Inc.:
4.63%, 9/15/2027 (a)	460,000	466,279
5.38%, 1/15/2024	975,000	994,831
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024 (a)	575,000	608,517
Live Nation Entertainment, Inc. 5.63%, 3/15/2026 (a)	960,000	1,023,475
LTF Merger Sub, Inc. 8.50%, 6/15/2023 (a)	1,105,000	1,134,028
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 9/15/2026	620,000	669,501
Match Group, Inc. 5.00%, 12/15/2027 (a)	775,000	807,325
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc. 8.50%, 6/1/2026 (a)	210,000	157,355
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 5.75%, 2/1/2027 (a)	735,000	826,353
MGM Resorts International 5.75%, 6/15/2025	690,000	760,801
Monongahela Power Co. 5.40%, 12/15/2043 (a)	675,000	902,151
Morgan Stanley 3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (b)	3,265,000	3,409,933
Mosaic Co. 4.05%, 11/15/2027	1,540,000	1,601,692
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	265,000	195,093
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	860,000	793,513
MPT Operating Partnership L.P./MPT Finance Corp.:
4.63%, 8/1/2029	405,000	417,454
5.25%, 8/1/2026	1,060,000	1,111,866
Murphy Oil USA, Inc. 4.75%, 9/15/2029	285,000	292,914
Nabors Industries, Inc. 5.75%, 2/1/2025	370,000	279,727
Nationstar Mortgage Holdings, Inc. 8.13%, 7/15/2023 (a)	600,000	624,816
Navient Corp. 6.50%, 6/15/2022	895,000	958,151
Netflix, Inc.:
5.38%, 11/15/2029 (a)	240,000	250,488
5.88%, 2/15/2025	410,000	450,553
Security Description	Principal Amount	Value
New York Life Global Funding 2.30%, 6/10/2022 (a)	$1,555,000	$1,559,743
NFP Corp. 6.88%, 7/15/2025 (a)	990,000	984,050
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 4/15/2026 (a)	365,000	367,274
NRG Energy, Inc. 5.25%, 6/15/2029 (a)	575,000	618,194
NuStar Logistics L.P. 6.00%, 6/1/2026	510,000	551,473
NUVEEN FINANCE LLC 4.13%, 11/1/2024 (a)	3,045,000	3,291,767
NVA Holdings, Inc. 6.88%, 4/1/2026 (a)	430,000	457,327
Oasis Petroleum, Inc.:
6.25%, 5/1/2026 (a)	330,000	268,739
6.88%, 3/15/2022	500,000	470,815
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.:
6.25%, 5/15/2026 (a)	440,000	463,047
8.50%, 5/15/2027 (a)	225,000	227,844
Par Petroleum LLC/Petroleum Finance Corp. 7.75%, 12/15/2025 (a)	425,000	422,476
Parsley Energy LLC/Parsley Finance Corp. 5.63%, 10/15/2027 (a)	715,000	739,281
Peabody Energy Corp. 6.00%, 3/31/2022 (a)	758,000	760,759
Penn National Gaming, Inc. 5.63%, 1/15/2027 (a)	795,000	816,656
Penske Truck Leasing Co. L.P./PTL Finance Corp. 4.20%, 4/1/2027 (a)	675,000	717,869
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	440,000	464,376
PetSmart, Inc.:
5.88%, 6/1/2025 (a)	272,000	271,927
7.13%, 3/15/2023 (a)	390,000	366,120
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (a)	945,000	1,016,612
Polaris Intermediate Corp. PIK PIK, 8.50%, 12/1/2022 (a)	200,000	170,066
Post Holdings, Inc.:
5.50%, 3/1/2025 (a)	730,000	764,405
5.50%, 12/15/2029 (a)	140,000	146,145
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (a)	400,000	420,408
QEP Resources, Inc. 5.25%, 5/1/2023	755,000	700,066
Radiate Holdco LLC/Radiate Finance, Inc. 6.88%, 2/15/2023 (a)	465,000	478,969

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Resideo Funding, Inc. 6.13%, 11/1/2026 (a)	$680,000	$718,930
Riverbed Technology, Inc. 8.88%, 3/1/2023 (a)	255,000	138,429
Roper Technologies, Inc. 4.20%, 9/15/2028	1,505,000	1,653,092
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	1,485,000	1,637,613
Santander Holdings USA, Inc. 3.40%, 1/18/2023	1,670,000	1,706,907
Schweitzer-Mauduit International, Inc. 6.88%, 10/1/2026 (a)	475,000	502,256
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	580,000	599,198
8.25%, 3/15/2026 (a)	355,000	376,620
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	280,000	284,631
Select Medical Corp. 6.25%, 8/15/2026 (a)	585,000	614,010
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	780,000	813,080
Sirius XM Radio, Inc.:
5.38%, 7/15/2026 (a)	695,000	730,494
5.50%, 7/1/2029 (a)	340,000	362,933
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	930,000	963,340
Smithfield Foods, Inc. 4.25%, 2/1/2027 (a)	1,620,000	1,679,292
Sophia L.P./Sophia Finance, Inc. 9.00%, 9/30/2023 (a)	843,000	865,129
Southern California Edison Co. 4.00%, 4/1/2047	825,000	884,317
Spectrum Brands, Inc. 5.00%, 10/1/2029 (a)	60,000	61,232
Springleaf Finance Corp.:
6.63%, 1/15/2028	125,000	134,958
7.13%, 3/15/2026	569,000	631,067
Sprint Capital Corp. 6.88%, 11/15/2028	1,270,000	1,384,363
Sprint Corp. 7.13%, 6/15/2024	1,355,000	1,459,660
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	765,000	798,438
Staples, Inc.:
7.50%, 4/15/2026 (a)	450,000	463,289
10.75%, 4/15/2027 (a)	150,000	154,880
Star Merger Sub, Inc.:
6.88%, 8/15/2026 (a)	430,000	469,491
10.25%, 2/15/2027 (a)	135,000	149,333
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (a)	405,000	431,434
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	780,000	696,049
Security Description	Principal Amount	Value
Sunoco L.P./Sunoco Finance Corp.:
6.00%, 4/15/2027	$300,000	$319,959
Series WI, 5.50%, 2/15/2026	570,000	595,428
Sysco Corp. 3.25%, 7/15/2027	1,595,000	1,672,118
Talen Energy Supply LLC 6.63%, 1/15/2028 (a)	335,000	329,493
Tapstone Energy LLC/Tapstone Energy Finance Corp. 9.75%, 6/1/2022 (a)	225,000	54,045
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
5.88%, 4/15/2026	615,000	651,789
6.50%, 7/15/2027 (a)	200,000	218,146
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	1,110,000	1,143,744
Tempur Sealy International, Inc. 5.50%, 6/15/2026	937,000	978,696
Tenet Healthcare Corp.:
4.88%, 1/1/2026 (a)	545,000	559,998
5.13%, 11/1/2027 (a)	230,000	237,510
6.25%, 2/1/2027 (a)	610,000	634,845
7.00%, 8/1/2025	560,000	572,158
TerraForm Power Operating LLC 4.25%, 1/31/2023 (a)	535,000	548,070
T-Mobile USA, Inc. 4.50%, 2/1/2026	1,405,000	1,447,824
TransDigm, Inc.:
6.25%, 3/15/2026 (a)	675,000	724,842
6.38%, 6/15/2026	430,000	452,480
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	195,800	198,529
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	900,000	944,397
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	375,000	383,490
Transocean, Inc. 7.25%, 11/1/2025 (a)	355,000	312,872
Trident Merger Sub, Inc. 6.63%, 11/1/2025 (a)	410,000	360,780
Triumph Group, Inc.:
6.25%, 9/15/2024 (a)	160,000	166,768
7.75%, 8/15/2025	547,000	552,470
Twin River Worldwide Holdings, Inc. 6.75%, 6/1/2027 (a)	430,000	452,141
Uber Technologies, Inc.:
7.50%, 9/15/2027 (a)	210,000	209,168
8.00%, 11/1/2026 (a)	490,000	496,321
Union Pacific Corp. 4.30%, 3/1/2049	1,590,000	1,847,882
United Rentals North America, Inc.:

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 1/15/2030	$70,000	$73,449
6.50%, 12/15/2026	815,000	888,611
Univision Communications, Inc. 5.13%, 5/15/2023 (a)	185,000	185,564
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 9/1/2027 (a)	1,065,000	1,099,655
Verizon Communications, Inc.:
4.02%, 12/3/2029	1,541,000	1,717,645
4.27%, 1/15/2036	765,000	861,214
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	760,000	810,061
Viking Cruises, Ltd. 5.88%, 9/15/2027 (a)	1,040,000	1,100,684
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp. 8.75%, 4/15/2023 (a)	230,000	106,587
Vistra Operations Co. LLC 5.63%, 2/15/2027 (a)	730,000	768,960
Vizient, Inc. 6.25%, 5/15/2027 (a)	720,000	777,334
Waste Management, Inc. 3.45%, 6/15/2029	1,620,000	1,748,450
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	820,000	846,224
Weatherford International, Ltd. 9.88%, 2/15/2024 (e)	220,000	77,920
WellCare Health Plans, Inc.:
5.25%, 4/1/2025	575,000	600,496
5.38%, 8/15/2026 (a)	730,000	779,910
Wells Fargo & Co.:
3.07%, 1/24/2023	1,535,000	1,562,737
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (b)	1,585,000	1,678,911
Welltower, Inc. 4.13%, 3/15/2029	3,325,000	3,624,416
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (a)	155,000	143,431
WeWork Cos., Inc. 7.88%, 5/1/2025 (a)	215,000	182,122
Whiting Petroleum Corp. 6.63%, 1/15/2026	750,000	506,595
William Carter Co. 5.63%, 3/15/2027 (a)	485,000	519,813
Williams Cos., Inc. 3.75%, 6/15/2027	1,510,000	1,559,634
Willis North America, Inc. 3.88%, 9/15/2049	1,940,000	1,918,524
WPX Energy, Inc. 5.25%, 10/15/2027	435,000	439,598
WRKCo, Inc. 3.75%, 3/15/2025	1,460,000	1,534,694
Security Description	Principal Amount	Value
Yum! Brands, Inc. 4.75%, 1/15/2030 (a)	$375,000	$387,829
		276,645,414
TOTAL CORPORATE BONDS & NOTES (Cost $559,977,682)		577,736,093
ASSET-BACKED SECURITIES — 2.2%
AccessLex Institute Series 2004-2, Class A3, 3 Month USD LIBOR + 0.19%, 2.47%, 10/25/2024 (b)	1,361,131	1,347,242
Aegis Asset Backed Securities Trust Series 2006-1, Class A2, 1 Month USD LIBOR + 0.17%, 2.19%, 1/25/2037 (b)	27,890,534	23,482,953
Ajax Mortgage Loan Trust Series 2017-C, Class A, 3.75%, 7/25/2060 (a) (f)	6,009,341	6,030,006
BDS, Ltd. Series 2019-FL4, Class A, 1 Month USD LIBOR + 1.10%, 3.13%, 8/15/2036 (a) (b)	2,320,000	2,320,726
CLI Funding VI LLC Series 2019-1A, Class A, 3.71%, 5/18/2044 (a)	1,445,360	1,469,977
DT Auto Owner Trust Series 2019-2A, Class A, 2.85%, 9/15/2022 (a)	1,141,861	1,146,011
Flagship Credit Auto Trust Series 2016-3, Class B, 2.43%, 6/15/2021 (a)	126,863	126,856
GPMT, Ltd. Series 2019-FL2, Class A, 1 Month USD LIBOR + 1.30%, 3.33%, 2/22/2036 (a) (b)	3,168,000	3,175,920
GSAA Home Equity Trust Series 2007-10, Class A2A, 6.50%, 11/25/2037	2,491,634	1,717,952
JOL Air, Ltd. Series 2019-1, Class A, 3.97%, 4/15/2044 (a)	2,880,894	2,904,690
LoanCore Issuer, Ltd. Series 2019-CRE2, Class AS, 1 Month USD LIBOR + 1.50%, 3.53%, 5/15/2036 (a) (b)	3,382,000	3,390,455
Marlette Funding Trust Series 2019-2A, Class A, 3.13%, 7/16/2029 (a)	1,635,694	1,647,562
Navient Private Education Refi Loan Trust Series 2019-CA, Class A1, 2.82%, 2/15/2068 (a)	1,318,607	1,326,885

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Pretium Mortgage Credit Partners I LLC Series 2019-NPL2, Class A1, 3.84%, 12/25/2058 (a) (f)	$6,885,611	$6,914,393
Sofi Consumer Loan Program LLC Series 2017-6, Class A2, 2.82%, 11/25/2026 (a)	1,380,567	1,384,674
START Ireland Series 2019-1, Class A, 4.09%, 3/15/2044 (a)	964,286	982,916
STRU JPM 2312 COLL 2.29%, 10/25/2031	3,502,000	3,504,189
Structured Asset Investment Loan Trust Series 2006-BNC2, Class A5, 1 Month USD LIBOR + 0.16%, 2.18%, 5/25/2036 (b)	3,461,481	3,401,317
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 Month USD LIBOR + 0.17%, 2.19%, 12/25/2036 (b)	2,136,996	2,076,840
Textainer Marine Containers VII, Ltd. Series 2019-1A, Class A, 3.96%, 4/20/2044 (a)	1,450,000	1,460,104
Vericrest Opportunity Loan Trust Series 2019-NPL3, Class A1, 3.97%, 3/25/2049 (a) (f)	1,946,836	1,957,715
VOLT LXXX LLC Series 2019-NPL6, Class A1A, ABS, 3.23%, 10/25/2049 (a) (f)	3,000,000	3,001,951
TOTAL ASSET-BACKED SECURITIES (Cost $73,309,691)		74,771,334
FOREIGN GOVERNMENT OBLIGATIONS — 0.9%
BRAZIL — 0.1%
Itau Unibanco Holding SA Series REGS, 5 Year CMT + 3.98%, 6.13%, 12/12/2022 (b)	2,500,000	2,528,900
CANADA — 0.0% (c)
Masonite International Corp. 5.75%, 9/15/2026 (a)	490,000	518,415
CHILE — 0.1%
Chile Government International Bond 3.13%, 1/21/2026	1,500,000	1,576,020
COLOMBIA — 0.0% (c)
Colombia Government International Bond:
4.50%, 3/15/2029	200,000	222,458
5.20%, 5/15/2049	400,000	483,948
		706,406
Security Description	Principal Amount	Value
COSTA RICA — 0.1%
Costa Rica Government International Bond Series REGS, 10.00%, 8/1/2020	$2,905,000	$3,049,931
DOMINICAN REPUBLIC — 0.0% (c)
Dominican Republic International Bond Series 144A, 6.40%, 6/5/2049 (a)	1,000,000	1,065,560
INDONESIA — 0.2%
Perusahaan Penerbit SBSN Indonesia III:
Series 144A, 4.15%, 3/29/2027 (a)	4,500,000	4,821,885
Series REGS, 3.75%, 3/1/2023	700,000	726,418
Series REGS, 4.15%, 3/29/2027	2,000,000	2,143,060
		7,691,363
ISRAEL — 0.0% (c)
Israel Government International Bond 2.88%, 3/16/2026	1,300,000	1,367,548
LUXEMBOURG — 0.0% (c)
Adecoagro SA Series REGS, 6.00%, 9/21/2027	150,000	143,652
MEXICO — 0.1%
Banco Nacional de Costa Rica Series REGS, 5 year CMT + 3.00%, 3.80%, 8/11/2026	2,000,000	2,024,640
PANAMA — 0.1%
Panama Government International Bond 4.00%, 9/22/2024	4,000,000	4,272,600
PHILIPPINES — 0.2%
Philippine Government International Bond 4.20%, 1/21/2024	5,000,000	5,424,350
THAILAND — 0.0% (c)
Export Import Bank of Thailand:
Series EMTN, 3 Month USD LIBOR + 0.85%, 3.00%, 5/23/2024 (b)	900,000	901,413
Series EMTN, 3 Month USD LIBOR + 0.90%, 3.04%, 11/20/2023 (b)	200,000	200,896
		1,102,309
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $30,296,832)		31,471,694

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 2.1% (g)
AEROSPACE & DEFENSE — 0.0% (c)
TransDigm, Inc. Senior Secured 2018 Term Loan E, 3 Month USD LIBOR + 2.50%, 4.54%, 5/30/2025	$1,140,493	$1,137,448
AUTO COMPONENTS — 0.0% (c)
Mavis Tire Express Services Corp.:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.29%, 3/20/2025	255,216	250,430
Senior Secured 2018 Delayed Draw Term Loan, 3 Month USD LIBOR + 3.00%, 3.00%, 3/20/2025	7,305	7,168
Panther BF Aggregator 2 L.P. Senior Secured USD Term Loan B, 1 Month USD LIBOR + 3.50%, 5.54%, 4/30/2026	190,894	189,642
		447,240
BUILDING PRODUCTS — 0.0% (c)
NCI Building Systems, Inc. Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 3.75%, 5.79%, 4/12/2025	181,322	177,922
CAPITAL MARKETS — 0.0% (c)
Deerfield Dakota Holdings, LLC. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.29%, 2/13/2025	181,698	179,018
CASINO SERVICES — 0.0% (c)
Stars Group Holdings B.V. (The) Senior Secured 2018 USD Incremental Term Loan, 3 Month USD LIBOR + 3.50%, 5.60%, 7/10/2025	702,782	706,771
CHEMICALS — 0.0% (c)
Avantor, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.04%, 11/21/2024	445,495	449,533
Security Description	Principal Amount	Value
Messer Industries, L.L.C. Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 2.50%, 4.60%, 3/1/2026	$178,248	$178,137
Starfruit Finco B.V. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 5.29%, 10/1/2025	179,944	176,660
		804,330
COMMERCIAL SERVICES — 0.0% (c)
Wand NewCo 3, Inc. Senior Secured 2019 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.54%, 2/5/2026	1,007,475	1,013,772
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Allied Universal Holdco LLC Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 4.25%, 6.51%, 7/10/2026	632,387	634,066
Emerald TopCo, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 5.54%, 7/24/2026	335,000	334,581
Garda World Security Corporation Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.50%, 7.50%, 5/24/2024	812,921	814,697
Prime Security Services Borrower LLC Senior Secured 2019 Term Loan B1, 9/23/2026 (h)	265,000	262,475
Refinitiv US Holdings, Inc. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 3.75%, 5.79%, 10/1/2025	719,225	723,871
Verscend Holding Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 6.54%, 8/27/2025	1,122,775	1,128,625
		3,898,315
COMMUNICATIONS EQUIPMENT — 0.0% (c)
CommScope, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.29%, 4/6/2026	177,225	176,909

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
COMPUTER SERVICES — 0.0% (c)
Dell International LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 4.05%, 9/19/2025	$575,000	$578,390
CONSTRUCTION & ENGINEERING — 0.0% (c)
Dynasty Acquisition Co., Inc. Senior Secured 2019 Term Loan B1, 3 Month USD LIBOR + 4.00%, 6.10%, 4/6/2026	334,930	336,918
CONSTRUCTION MATERIALS — 0.0% (c)
Forterra Finance, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.04%, 10/25/2023	228,627	216,910
CONTAINERS & PACKAGING — 0.1%
Berry Global, Inc. Senior Secured USD Term Loan U, 1 Month USD LIBOR + 2.50%, 4.55%, 7/1/2026	1,415,281	1,423,752
Reynolds Group Holdings, Inc. Senior Secured USD 2017 Term Loan, 1 Month USD LIBOR + 2.75%, 4.79%, 2/5/2023	564,531	566,213
		1,989,965
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Edelman Financial Center LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.31%, 7/21/2025	397,000	398,098
UFC Holdings LLC Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 3.25%, 5.30%, 4/29/2026	1,055,063	1,059,093
		1,457,191
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (c)
Intelsat Jackson Holdings S.A. Senior Secured 2017 Term Loan B3, 1 Month USD LIBOR + 3.75%, 5.80%, 11/27/2023	177,174	177,922
Telesat Canada Senior Secured Term Loan B4, 3 Month USD LIBOR + 2.50%, 4.61%, 11/17/2023	176,977	177,662
		355,584
Security Description	Principal Amount	Value
ELECTRICAL EQUIPMENT — 0.0% (c)
Gates Global LLC Senior Secured 2017 USD Repriced Term Loan B, 1 Month USD LIBOR + 2.75%, 4.79%, 4/1/2024	$177,961	$175,555
ELECTRIC-GENERATION — 0.0% (c)
1199169 B.C. ULC Senior Secured 2019 Term Loan B2, 3 Month USD LIBOR + 4.00%, 6.10%, 4/6/2026	180,070	181,139
Edgewater Generation, L.L.C. Senior Secured Term Loan, 1 Month USD LIBOR + 3.75%, 5.79%, 12/13/2025	352,051	348,532
		529,671
ENTERTAINMENT — 0.0% (c)
NASCAR Holdings, Inc. Senior Secured Term Loan B, 7/27/2026 (h)	360,000	362,840
FINANCIAL SERVICES — 0.0% (c)
GTCR Valor Companies, Inc. Senior Secured 2017 Term Loan B1, 3 Month USD LIBOR + 2.75%, 4.85%, 6/16/2023	716,266	716,266
FOOD & STAPLES RETAILING — 0.1%
BJ's Wholesale Club, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 4.79%, 2/3/2024	974,504	978,767
US Foods, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 4.05%, 9/13/2026	525,000	527,518
		1,506,285
FOOD PRODUCTS — 0.1%
Albertsons, LLC Senior Secured 2019 Term Loan B7, 1 Month USD LIBOR + 2.75%, 4.79%, 11/17/2025	590,226	594,511
JBS USA Lux S.A. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.50%, 4.54%, 5/1/2026	1,411,958	1,420,197
		2,014,708

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE PROVIDERS & SERVICES — 0.3%
Athenahealth, Inc. Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 4.50%, 6.68%, 2/11/2026	$694,624	$693,974
Auris Luxembourg III S.A.R.L. Senior Secured 2019 USD Term Loan B2, 1 Month USD LIBOR + 3.75%, 5.79%, 2/27/2026	805,950	802,674
CHG Healthcare Services, Inc. Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 3.00%, 5.04%, 6/7/2023	847,681	848,478
Concentra Inc. Senior Secured 2018 1st Lien Term Loan , 3 Month USD LIBOR + 2.75%, 4.54%, 6/1/2022	1,569,285	1,581,055
DaVita, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.25%, 4.29%, 8/12/2026	330,000	332,251
Envision Healthcare Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 5.79%, 10/10/2025	199,340	163,272
Gentiva Health Services, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 5.81%, 7/2/2025	1,399,924	1,409,548
RegionalCare Hospital Partners Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 6.55%, 11/17/2025	562,896	564,261
Select Medical Corp. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.50%, 4.58%, 3/6/2025	1,407,846	1,412,245
Zelis Healthcare Corporation Senior Secured Term Loan B, 9/26/2026 (h)	940,000	934,125
		8,741,883
HEALTH CARE TECHNOLOGY — 0.0% (c)
Change Healthcare Holdings LLC. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.50%, 4.54%, 3/1/2024	832,100	829,346
Security Description	Principal Amount	Value
HOTELS, RESTAURANTS & LEISURE — 0.1%
Alterra Mountain Co. Senior Secured Term Loan B1, 1 Month USD LIBOR + 3.00%, 5.04%, 7/31/2024	$982,381	$986,988
Caesars Resort Collection LLC Senior Secured Exit Term Loan, 1 Month USD LIBOR + 2.00%, 4.04%, 10/6/2024	598,236	598,610
ClubCorp Club Operations, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.75%, 4.85%, 9/18/2024	226,632	202,741
LTF Merger Sub, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.75%, 4.87%, 6/10/2022	601,400	602,324
MGM Growth Properties Operating Partnership LP Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 2.00%, 4.04%, 3/21/2025	903,647	906,973
Penn National Gaming, Inc. Senior Secured 2018 1st Lien Term Loan B, 1 Month USD LIBOR + 2.25%, 4.29%, 10/15/2025	233,822	235,309
Scientific Games International, Inc. Senior Secured 2018 Term Loan B5, 2 Month USD LIBOR + 2.75%, 4.90%, 8/14/2024	603,342	599,122
		4,132,067
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (c)
Calpine Corporation Senior Secured Term Loan B9, 3 Month USD LIBOR + 2.75%, 4.86%, 4/5/2026	990,247	994,025
INSURANCE — 0.1%
Acrisure LLC Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 4.25%, 6.35%, 11/22/2023	846,015	843,638
Assured Partners, Inc. Senior Secured 2017 1st Lien Add-On Term Loan, 1 Month USD LIBOR + 3.50%, 5.54%, 10/22/2024	1,058,662	1,055,851

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Sedgwick Claims Management Services, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.29%, 12/31/2025	$847,488	$834,708
		2,734,197
INTERACTIVE MEDIA & SERVICES — 0.0% (c)
GTT Communications, Inc. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 2.75%, 4.79%, 5/31/2025	402,894	326,027
ION Trading Technologies S.A.R.L. Senior Secured USD Incremental Term Loan B, 3 Month USD LIBOR + 4.00%, 6.06%, 11/21/2024	143,777	137,236
		463,263
IT SERVICES — 0.1%
Blackhawk Network Holdings, Inc Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.04%, 6/15/2025	605,264	604,254
DigiCert, Inc. Senior Secured 2019 Term Loan B, 8/31/2026 (h)	545,000	543,978
TKC Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 5.80%, 2/1/2023	865,802	852,659
Web.com Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 5.78%, 10/10/2025	178,696	176,091
		2,176,982
LIFE SCIENCES TOOLS & SERVICES — 0.0% (c)
Jaguar Holding Co. II Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 2.50%, 4.54%, 8/18/2022	600,943	602,103
Parexel International Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 4.79%, 9/27/2024	172,786	164,486
Syneos Health, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.00%, 4.04%, 8/1/2024	457,835	460,220
		1,226,809
Security Description	Principal Amount	Value
MACHINERY — 0.1%
Filtration Group Corporation Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.04%, 3/29/2025	$1,402,875	$1,408,382
Milacron LLC Senior Secured Amended Term Loan B, 1 Month USD LIBOR + 2.50%, 4.54%, 9/28/2023	664,276	665,106
Titan Acquisition, Ltd. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.04%, 3/28/2025	147,529	142,014
		2,215,502
MACHINERY-CONSTRUCTION & MINING — 0.0% (c)
Brookfield WEC Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.54%, 8/1/2025	957,036	961,285
MEDIA — 0.2%
Clear Channel Outdoor Holdings, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.50%, 5.54%, 8/21/2026	420,000	421,762
CSC Holdings LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.03%, 4/15/2027	1,411,381	1,414,614
NEP/NCP Holdco, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.29%, 10/20/2025	272,938	268,615
Nexstar Broadcasting, Inc. Senior Secured 2019 Term Loan B4, 3 Month USD LIBOR + 2.75%, 4.81%, 9/18/2026	1,235,000	1,242,039
Rentpath, Inc. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 4.75%, 6.80%, 12/17/2021	487,643	259,368
Sinclair Television Group Inc. Senior Secured Term Loan B2B, 1 Month USD LIBOR + 2.50%, 4.54%, 9/30/2026	280,000	281,518
Virgin Media Bristol LLC Senior Secured USD Term Loan K, 1 Month USD LIBOR + 2.50%, 4.53%, 1/15/2026	1,415,421	1,418,004
		5,305,920

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
METAL-DIVERSIFIED — 0.0% (c)
Covia Holdings Corp. Senior Secured Term Loan, 3 Month USD LIBOR + 4.00%, 6.31%, 6/1/2025	$170,335	$139,810
METALS & MINING — 0.0% (c)
Aleris International, Inc. Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 4.75%, 6.79%, 2/27/2023	846,447	848,880
MRI/MEDICAL DIAG IMAGING — 0.0% (c)
IQVIA Inc. Senior Secured 2018 USD Term Loan B3, 3 Month USD LIBOR + 1.75%, 3.85%, 6/11/2025	457,683	458,900
Radiology Partners Holdings LLC Senior Secured 2018 1st Lien Term Loan B, 3 Month USD LIBOR + 4.75%, 7.39%, 7/9/2025	596,735	589,810
		1,048,710
OIL REFINING & MARKETING — 0.0% (c)
Gulf Finance LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 5.25%, 7.36%, 8/25/2023	350,438	268,525
OIL, GAS & CONSUMABLE FUELS — 0.0% (c)
Calpine Corporation Senior Secured 2019 Term Loan B10, 1 Month USD LIBOR + 2.50%, 4.54%, 8/12/2026	80,000	80,278
EG America LLC. Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00%, 6.10%, 2/7/2025	568,649	563,175
		643,453
PHARMACEUTICALS — 0.1%
Bausch Health Companies Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 4.79%, 11/27/2025	1,010,625	1,013,849
Valeant Pharmaceuticals International, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.04%, 6/2/2025	430,654	432,898
		1,446,747
Security Description	Principal Amount	Value
PIPELINES — 0.0% (c)
Lower Cadence Holdings LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00%, 6.05%, 5/22/2026	$705,267	$689,180
REAL ESTATE — 0.0% (c)
ESH Hospitality, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 4.04%, 9/18/2026	345,925	347,952
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Forest City Enterprises, L.P. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00%, 6.04%, 12/7/2025	1,161,225	1,171,206
VICI Properties 1 LLC Senior Secured Replacement Term Loan B, 1 Month USD LIBOR + 2.00%, 4.05%, 12/20/2024	1,423,068	1,428,554
		2,599,760
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (c)
Bright Bidco B.V. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.54%, 6/30/2024	256,013	123,003
RETAIL-RESTAURANTS — 0.1%
IRB Holding Corp. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.55%, 2/5/2025	993,392	990,357
Whatabrands LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25%, 5.52%, 8/2/2026	310,000	311,784
		1,302,141
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0% (c)
ON Semiconductor Corp. Senior Secured 2019 Term Loan B, 9/6/2026 (h)	235,000	236,323
SOFTWARE — 0.2%
Almonde, Inc. Senior Secured USD 1st Lien Term Loan, 6 Month USD LIBOR + 3.50%, 5.70%, 6/13/2024	377,212	367,800

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Applied Systems, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 5.10%, 9/19/2024	$588,606	$588,442
Greeneden U.S. Holdings II LLC Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 5.29%, 12/1/2023	857,000	853,427
Hyland Software, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.29%, 7/1/2024	962,626	963,709
Kronos, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.00%, 5.25%, 11/1/2023	604,959	606,746
Solera, Inc. Senior Secured USD Term Loan B, 1 Month USD LIBOR + 2.75%, 4.79%, 3/3/2023	850,581	847,540
Sophia L.P. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.35%, 9/30/2022	827,130	828,337
SS&C Technologies, Inc. Senior Secured 2018 Term Loan B5, 1 Month USD LIBOR + 2.25%, 4.29%, 4/16/2025	970,086	975,189
Ultimate Software Group Inc(The) Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75%, 5.79%, 5/4/2026	530,000	533,768
Vertafore, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.29%, 7/2/2025	728,874	709,745
		7,274,703
TELECOM SERVICES — 0.1%
Avaya, Inc. Senior Secured 2018 Term Loan B, 2 Month USD LIBOR + 4.25%, 6.28%, 12/15/2024	134,145	127,815
Inmarsat Finance plc Senior Secured Term Loan B, 9/23/2026 (h)	175,000	172,553
Level 3 Financing, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.25%, 4.29%, 2/22/2024	1,419,288	1,423,723
Security Description	Principal Amount	Value
Sprint Communications, Inc. Senior Secured 1st Lien Term Loan B, 1 Month USD LIBOR + 2.50%, 4.56%, 2/2/2024	$429,622	$427,205
		2,151,296
TELECOMMUNICATION EQUIP — 0.0% (c)
MLN US HoldCo LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 6.61%, 11/30/2025	182,352	170,043
TELEVISION — 0.1%
Gray Television, Inc. Senior Secured 2018 Term Loan C, 3 Month USD LIBOR + 2.50%, 4.83%, 1/2/2026	1,412,958	1,419,923
TRADING COMPANIES & DISTRIBUTORS — 0.0% (c)
HD Supply, Inc. Senior Secured Term Loan B5, 1 Month USD LIBOR + 1.75%, 3.79%, 10/17/2023	343,266	344,912
TRANSPORT-AIR FREIGHT — 0.0% (c)
WestJet Airlines, Ltd. Senior Secured Term Loan B, 8/6/2026 (h)	640,000	645,552
TOTAL SENIOR FLOATING RATE LOANS (Cost $70,538,900)		70,264,200
U.S. GOVERNMENT AGENCY OBLIGATIONS — 41.2%
Federal Home Loan Mortgage Corp.:
2.50%, 4/1/2033	2,942,589	2,980,338
3.00%, 11/1/2042	15,227,583	15,686,778
3.00%, 12/1/2042	13,144,402	13,459,098
3.00%, 1/1/2045	2,419,767	2,485,552
3.00%, 2/1/2045	1,708,688	1,753,677
3.00%, 3/1/2045	1,811,090	1,858,776
3.00%, 4/1/2045	37,121,161	38,117,853
3.00%, 5/1/2045	6,363,652	6,531,206
3.00%, 8/1/2045	17,324,847	17,781,007
3.00%, 7/1/2047	5,894,198	6,035,313
3.50%, 2/1/2045	3,038,554	3,171,287
3.50%, 4/1/2045	27,341,851	28,677,808
3.50%, 6/1/2045	12,575,329	13,235,192
3.50%, 10/1/2045	14,808,768	15,584,831
3.50%, 2/1/2046	14,479,795	15,064,692
4.00%, 4/1/2047	35,660,664	37,360,851
4.00%, 7/1/2047	11,090,662	11,620,427

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 10/1/2047	$22,786,843	$23,875,298
4.50%, 6/1/2044	2,114,947	2,278,044
Series 326, Class 300, CMO, 3.00%, 3/15/2044	30,150,725	30,601,099
Series 358, Class 300, CMO, 3.00%, 10/15/2047	30,805,861	32,267,101
Series 3822, Class ZG, CMO, REMIC, 4.00%, 2/15/2041	3,861,422	4,222,089
Series 3852, Class NS, CMO, IO, REMIC, 6.00% - 1 Month USD LIBOR 3.97%, 5/15/2041 (b)	10,146,940	1,156,619
Series 3889, Class VZ, CMO, REMIC, 4.00%, 7/15/2041	10,374,287	10,733,685
Series 3935, Class SJ, CMO, IO, REMIC, 6.65% - 1 Month USD LIBOR 4.62%, 5/15/2041 (b)	2,119,639	189,250
Series 4120, Class KA, CMO, REMIC, 1.75%, 10/15/2032	14,913,457	14,741,965
Series 4165, Class ZT, CMO, REMIC, 3.00%, 2/15/2043	16,314,250	16,462,167
Series 4215, Class KC, CMO, REMIC, 2.25%, 3/15/2038	8,008,284	8,008,571
Series 4364, Class ZX, CMO, REMIC, 4.00%, 7/15/2044	29,550,818	32,245,170
Series 4434, Class LZ, CMO, REMIC, 3.00%, 2/15/2045	3,441,615	3,545,549
Series 4444, Class CZ, CMO, REMIC, 3.00%, 2/15/2045	12,619,253	12,985,862
Series 4447, Class A, CMO, REMIC, 3.00%, 6/15/2041	1,631,623	1,660,599
Series 4447, Class Z, CMO, REMIC, 3.00%, 3/15/2045	4,165,153	4,281,638
Series 4471, Class BA, CMO, REMIC, 3.00%, 12/15/2041	5,753,064	5,881,710
Series 4471, Class GA, CMO, REMIC, 3.00%, 2/15/2044	8,875,486	9,111,033
Series 4474, Class ZX, CMO, REMIC, 4.00%, 4/15/2045	12,304,588	13,419,464
Series 4481, Class B, CMO, REMIC, 3.00%, 12/15/2042	5,946,647	6,093,043
Security Description	Principal Amount	Value
Series 4483, Class CA, CMO, REMIC, 3.00%, 6/15/2044	$10,955,742	$11,246,560
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	11,017,689	10,788,853
Series 4491, Class B, CMO, REMIC, 3.00%, 8/15/2040	10,607,202	10,791,086
Series 4492, Class GZ, CMO, REMIC, 3.50%, 7/15/2045	8,789,718	9,376,082
Series 4499, Class AB, CMO, REMIC, 3.00%, 6/15/2042	11,780,358	12,052,987
Series 4504, Class CA, CMO, REMIC, 3.00%, 4/15/2044	11,782,348	12,094,770
Series 4511, Class QA, CMO, REMIC, 3.00%, 1/15/2041	9,287,558	9,444,439
Series 4511, Class QC, CMO, REMIC, 3.00%, 12/15/2040	7,707,205	7,842,471
Series 4533, Class AB, CMO, REMIC, 3.00%, 6/15/2044	8,348,558	8,572,309
Series 4543, Class HG, CMO, REMIC, 2.70%, 4/15/2044	15,461,591	15,673,106
Series 4582, Class HA, CMO, REMIC, 3.00%, 9/15/2045	12,087,498	12,469,093
Series 4629, Class KA, CMO, REMIC, 3.00%, 3/15/2045	38,536,954	39,304,869
Series 4750, Class PA, 3.00%, 7/15/2046	21,435,263	21,747,623
Series 4792, Class A, CMO, REMIC, 3.00%, 5/15/2048	22,316,805	22,552,289
Series K053, Class A2, 3.00%, 12/25/2025	2,232,000	2,347,117
Federal National Mortgage Association:
2.50%, 9/1/2046	4,691,019	4,665,696
2.50%, 2/1/2047	12,796,242	12,805,095
2.69%, 8/1/2030	24,660,029	25,462,081
2.77%, 7/1/2031	4,000,000	4,132,460
3.00%, 5/1/2035	8,615,076	8,868,720
3.00%, 10/1/2041	28,867,426	29,558,653
3.00%, 3/1/2043	4,953,574	5,093,510
3.00%, 7/1/2043	8,212,012	8,393,801
3.00%, 1/1/2045	1,881,505	1,919,834
3.00%, 3/1/2045	2,547,760	2,613,497
3.00%, 4/1/2045	10,549,562	10,756,163
3.00%, 7/1/2045	29,844,596	30,687,689

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 11/1/2045	$19,882,922	$20,395,941
3.00%, 10/1/2046	7,826,806	8,014,218
3.00%, 2/1/2047	24,655,373	25,245,743
3.00%, 11/1/2048	15,189,738	15,553,454
3.50%, 9/1/2034	2,281,094	2,372,491
3.50%, 12/1/2034	2,038,669	2,120,353
3.50%, 2/1/2035	1,294,474	1,346,340
3.50%, 1/1/2045	12,865,067	13,532,891
3.50%, 2/1/2045	4,142,808	4,321,721
3.50%, 6/1/2045	11,952,196	12,572,990
4.50%, 3/1/2044	2,288,650	2,464,097
4.50%, 6/1/2044	1,129,916	1,216,535
4.50%, 7/1/2044	1,080,113	1,162,914
4.50%, 2/1/2045	1,420,295	1,529,174
Series 2010-109, Class N, CMO, REMIC, 3.00%, 10/25/2040	2,547,962	2,608,668
Series 2011-51, Class CI, CMO, IO, REMIC, 6.00% - 1 Month USD LIBOR 3.98%, 6/25/2041 (b)	6,423,980	940,409
Series 2012-101, Class AP, CMO, REMIC, 2.00%, 8/25/2040	6,493,594	6,412,330
Series 2012-127, Class PA, CMO, REMIC, 2.75%, 11/25/2042	3,428,195	3,452,070
Series 2012-151, Class SB, CMO, REMIC, 6.00% - 1 Month USD LIBOR 2.85%, 1/25/2043 (b)	1,248,324	1,051,027
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	17,040,248	17,413,796
Series 2013-18, Class CD, CMO, REMIC, 1.50%, 10/25/2027	4,502,843	4,398,026
Series 2013-30, Class PS, CMO, REMIC, 6.00% - 1 Month USD LIBOR 2.85%, 4/25/2043 (b)	1,718,187	1,652,364
Series 2014-21, Class GZ, CMO, REMIC, 3.00%, 4/25/2044	6,512,708	6,562,870
Series 2014-39, Class ZA, CMO, REMIC, 3.00%, 7/25/2044	9,362,806	9,517,619
Series 2015-42, Class CA, CMO, REMIC, 3.00%, 3/25/2044	6,800,294	6,975,284
Series 2015-9, Class HA, CMO, REMIC, 3.00%, 1/25/2045	9,776,919	10,036,855
Series 2015-95, Class AP, CMO, REMIC, 3.00%, 8/25/2042	12,735,451	12,873,117
Security Description	Principal Amount	Value
Series 2016-21, Class BZ, CMO, REMIC, 3.00%, 4/25/2046	$4,810,119	$4,952,308
Series 2016-32, Class LA, CMO, REMIC, 3.00%, 10/25/2044	11,357,154	11,592,209
Series 2016-72, Class PA, CMO, REMIC, 3.00%, 7/25/2046	18,754,965	19,309,541
Series 2016-81, Class PA, CMO, REMIC, 3.00%, 2/25/2044	25,850,899	26,390,366
Series 2016-9, Class A, CMO, REMIC, 3.00%, 9/25/2043	9,868,672	10,065,758
Series 2016-92, Class A, CMO, REMIC, 3.00%, 4/25/2042	31,307,889	32,271,200
Series 2016-M3, Class A2, 2.70%, 2/25/2026	2,150,000	2,217,338
Series 2017-13, Class CA, CMO, REMIC, 2.50%, 10/25/2043	22,668,512	22,758,147
Series 2017-15, Class MA, CMO, REMIC, 3.00%, 2/25/2042	14,946,681	15,201,353
Series 2017-18, Class A, CMO, REMIC, 3.00%, 8/25/2042	38,075,201	38,992,311
Series 2017-32, Class CA, CMO, REMIC, 3.00%, 10/25/2042	36,383,026	37,034,605
Series 2017-87, Class BA, CMO, REMIC, 3.00%, 12/25/2042	27,708,872	28,014,237
Series 2017-9, Class EA, CMO, REMIC, 3.00%, 10/25/2042	61,212,262	62,374,793
Series 2018-27, Class JA, CMO, REMIC, 3.00%, 12/25/2047	14,403,449	14,536,554
Series 2018-38, Class JB, CMO, REMIC, 3.00%, 6/25/2048	11,447,563	11,634,210
Series 2018-M10, Class A1, 3.50%, 7/25/2028 (b)	20,288,907	21,754,490
Government National Mortgage Association:
Series 2013-169, Class SE, CMO, IO, REMIC, 6.05% - 1 Month USD LIBOR 4.02%, 11/16/2043 (b)	2,359,195	430,802
Series 2013-34, Class PL, CMO, REMIC, 3.00%, 3/20/2042	10,032,282	10,185,813

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2014-43, Class PS, CMO, IO, REMIC, 6.18% - 1 Month USD LIBOR 4.14%, 7/20/2042 (b)	$6,428,803	$820,342
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,366,114,026)		1,382,705,169
U.S. TREASURY OBLIGATIONS — 25.4%
Treasury Inflation Protected Indexed Notes 0.63%, 4/15/2023	27,887,490	28,119,276
Treasury Notes:
1.63%, 5/15/2026	117,900,000	117,955,266
2.13%, 2/29/2024	91,400,000	93,577,891
2.13%, 7/31/2024	108,200,000	110,981,079
2.25%, 11/15/2025	106,000,000	109,941,875
2.38%, 1/31/2023	27,900,000	28,610,578
2.38%, 5/15/2029	88,100,000	93,578,719
2.63%, 2/15/2029	18,500,000	20,026,250
2.88%, 8/15/2028	18,900,000	20,781,141
3.13%, 11/15/2028	8,800,000	9,880,750
U.S. Treasury Bill:
1.85%, 2/13/2020	48,300,000	47,978,503
2.41%, 2/27/2020	109,400,000	108,590,630
2.50%, 1/2/2020 (d)	64,100,000	63,800,152
TOTAL U.S. TREASURY OBLIGATIONS (Cost $834,548,983)		853,822,110
MORTGAGE-BACKED SECURITIES — 5.8%
Alternative Loan Trust:
Series 2005-79CB, Class A4, CMO, 5.50%, 1/25/2036	5,995,171	5,420,422
Series 2006-24CB, Class A9, CMO, 6.00%, 8/25/2036	3,806,716	3,168,972
Series 2006-43CB, Class 1A12, CMO, 5.75%, 2/25/2037	3,507,256	2,895,199
Angel Oak Mortgage Trust I Series 2018-1, Class A1, 3.26%, 4/27/2048 (a) (b)	4,862,763	4,875,213
Atrium Hotel Portfolio Trust Series 2017-ATRM, Class E, 1 Month USD LIBOR + 3.05%, 5.08%, 12/15/2036 (a) (b)	3,697,000	3,711,527
Banc of America Alternative Loan Trust Series 2005-9, Class 1CB2, CMO, 5.50%, 10/25/2035	4,142,127	4,152,675
Banc of America Funding Trust:
Security Description	Principal Amount	Value
Series 2006-8T2, Class A4, CMO, 5.83%, 10/25/2036 (f)	$3,630,319	$3,584,308
Series 2007-5, Class CA1, CMO, 6.00%, 7/25/2037	5,549,603	5,152,830
BANK Series 2017-BNK6, Class XA, IO, 1.00%, 7/15/2060 (b)	54,795,929	2,647,141
BBCMS Mortgage Trust:
Series 2017-DELC, Class C, 1 Month USD LIBOR + 1.20% 3.23%, 8/15/2036 (a) (b)	863,000	861,221
Series 2017-DELC, Class D, 1 Month USD LIBOR + 1.70% 3.73%, 8/15/2036 (a) (b)	983,000	984,606
Series 2017-DELC, Class E, 1 Month USD LIBOR + 2.50% 4.53%, 8/15/2036 (a) (b)	1,982,000	1,988,066
Series 2017-DELC, Class F, 1 Month USD LIBOR + 3.50% 5.53%, 8/15/2036 (a) (b)	1,974,000	1,989,882
BBCMS Trust Series 2018-BXH, Class A, 1 Month USD LIBOR + 1.00%, 3.03%, 10/15/2037 (a) (b)	205,725	205,312
BCAP LLC Trust Series 2010-RR4, Class 3212, CMO, 6.21%, 1/26/2037 (a) (b)	11,004,396	10,015,901
BHMS Series 2018-ATLS, Class A, 1 Month USD LIBOR + 1.25%, 3.28%, 7/15/2035 (a) (b)	3,284,000	3,284,681
BX Trust Series 2018-EXCL, Class A, 1 Month USD LIBOR + 1.09%, 3.12%, 9/15/2037 (a) (b)	223,671	223,437
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class A, 1 Month USD LIBOR + 1.07%, 3.10%, 12/15/2037 (a) (b)	1,068,000	1,069,872
CHL Mortgage PassThrough Trust:
Series 2005-J2, Class 3A14, CMO, 5.50%, 8/25/2035	1,204,805	1,112,412
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	3,656,826	3,268,859
CHT COSMO Mortgage Trust:

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-CSMO, Class E, 1 Month USD LIBOR + 3.00% 5.03%, 11/15/2036 (a) (b)	$2,407,000	$2,411,047
Series 2017-CSMO, Class F, 1 Month USD LIBOR + 3.74% 5.77%, 11/15/2036 (a) (b)	1,284,000	1,287,078
Citigroup Mortgage Loan Trust:
Series 2007-AR4, Class 1A1A, CMO, 4.61%, 3/25/2037 (b)	3,203,936	3,133,026
Series 2007-AR5, Class 1A2A, CMO, 4.54%, 4/25/2037 (b)	1,938,163	1,875,516
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A7, CMO, 6.00%, 1/25/2037	6,876,274	6,507,776
CLNS Trust Series 2017-IKPR, Class D, 1 Month USD LIBOR + 2.05%, 4.10%, 6/11/2032 (a) (b)	3,338,000	3,335,573
COMM Mortgage Trust Series 2018-HCLV, Class A, 1 Month USD LIBOR + 1.00%, 3.03%, 9/15/2033 (a) (b)	347,000	346,130
Credit Suisse Commercial Mortgage Trust Series 2018-TOP, Class A, 1 Month USD LIBOR + 1.00%, 3.03%, 8/15/2035 (a) (b)	790,000	789,430
Credit Suisse Mortgage Trust Series 2017-MOON, Class E, 3.30%, 7/10/2034 (a) (b)	3,181,000	3,166,476
CSAIL Commercial Mortgage Trust Series 2017-CX10, Class XA, IO, 0.86%, 11/15/2050 (b)	64,788,816	3,015,919
CSMC MortgageBacked Trust Series 2006-7, Class 7A7, CMO, 6.00%, 8/25/2036	2,026,067	2,026,067
CSMC Trust Series 2018-RPL2, Class A1, CMO, 4.03%, 8/25/2062 (a) (f)	1,713,741	1,722,564
DBGS BIOD Mortgage Trust Series 2018-BIOD, Class A, 1 Month USD LIBOR + 0.80%, 2.83%, 5/15/2035 (a) (b)	3,086,062	3,086,428
Exantas Capital Corp., Ltd. Series 2019-RSO7, Class A, 1 Month USD LIBOR + 1.00%, 3.02%, 4/15/2036 (a) (b)	3,260,164	3,260,164
FMC GMSR Issuer Trust Series 2019-GT2, Class A, CMO, VRN, 4.23%, 9/25/2024 (a) (b)	3,100,000	3,104,219
FWD Securitization Trust Series 2019-INV1, Class A3, 3.11%, 6/25/2049 (a) (b)	2,487,243	2,496,744
Security Description	Principal Amount	Value
GS Mortgage Securities Trust:
Series 2017-GS7, Class XA, IO, 1.28%, 8/10/2050 (b)	$40,658,198	$2,720,940
Series 2018-TWR, Class A, 1 Month USD LIBOR + 0.90% 2.93%, 7/15/2031 (a) (b)	650,000	649,027
Series 2018-TWR, Class D, 1 Month USD LIBOR + 1.60% 3.63%, 7/15/2031 (a) (b)	650,000	647,496
Series 2018-TWR, Class E, 1 Month USD LIBOR + 2.10% 4.13%, 7/15/2031 (a) (b)	650,000	651,916
Series 2018-TWR, Class F, 1 Month USD LIBOR + 2.80% 4.83%, 7/15/2031 (a) (b)	650,000	652,565
Series 2018-TWR, Class G, 1 Month USD LIBOR + 3.92% 5.95%, 7/15/2031 (a) (b)	650,000	654,170
Series 2019-SOHO, Class E, 1 Month USD LIBOR + 1.87% 3.90%, 6/15/2036 (a) (b)	3,411,000	3,403,642
Headlands Residential Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024 (a) (f)	4,100,000	4,121,115
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2018-LAQ, Class A, 1 Month USD LIBOR + 1.00%, 3.03%, 6/15/2032 (a) (b)	3,155,256	3,151,945
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX, Class AM, 5.46%, 1/15/2049 (b)	96,022	96,056
JPM ACMBS 2.41%, 10/25/2029	25,000,000	25,078,125
Morgan Stanley Capital I Trust Series 2016-UB12, Class XA, IO, 0.92%, 12/15/2049 (b)	56,238,382	2,165,957
NRPL Trust Series 2018-2A, Class A1, CMO, 4.25%, 7/25/2067 (a) (b)	4,794,024	4,811,957
OBX Trust Series 2018-1, Class A2, CMO, 1 Month USD LIBOR + 0.65%, 2.67%, 6/25/2057 (a) (b)	1,046,761	1,042,382
PMT Credit Risk Transfer Trust Series 2019-2R, Class A, 1 Month USD LIBOR + 2.75%, 4.89%, 5/27/2023 (a) (b)	4,462,768	4,478,051
Ready Capital Mortgage Trust Series 2019-5, Class A, 3.78%, 2/25/2052 (a)	2,099,809	2,159,804

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
ReadyCap Commercial Mortgage Trust Series 2019-FL3, Class A, 1 Month USD LIBOR + 1.00%, 3.02%, 3/25/2034 (a) (b)	$3,065,967	$3,056,787
Rosslyn Portfolio Trust:
Series 2017-ROSS, Class A, 1 Month USD LIBOR + 0.95% 2.98%, 6/15/2033 (a) (b)	3,945,000	3,948,789
Series 2017-ROSS, Class B, 1 Month USD LIBOR + 1.25% 3.28%, 6/15/2033 (a) (b)	1,686,000	1,692,716
STRU JPM 2367 COLL 2.42%, 12/25/2031	9,900,000	10,005,961
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3, CMO, 4.45%, 9/25/2036 (b)	781,900	790,182
Structured Asset Mortgage Investments II Trust Series 2004-AR3, Class M, CMO, 1 Month USD LIBOR + 0.68%, 2.73%, 7/19/2034 (b)	2,226,900	2,190,493
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.73%, 6/15/2050 (b)	22,882,579	2,061,361
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust Series 2007-2, Class 1A3, CMO, 6.00%, 4/25/2037	6,155,108	5,746,560
Washington Mutual Mortgage PassThrough Certificates WMALT Trust:
Series 2005-8, Class 2CB1, CMO, 5.50%, 10/25/2035	1,788,257	1,812,899
Series 2006-5, Class 3A2, CMO, 6.00%, 7/25/2036 (f)	3,065,353	1,272,121
Wells Fargo Commercial Mortgage Trust Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,568,000	1,701,532
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR4, Class A1, CMO, 4.85%, 8/25/2037 (b)	3,354,209	3,354,209
TOTAL MORTGAGE-BACKED SECURITIES (Cost $197,169,733)		196,295,451
Security Description	Principal Amount	Value
COMMERCIAL MORTGAGE BACKED SECURITIES — 4.3%
BANK:
Series 2017-BNK4, Class XA, IO, 1.59%, 5/15/2050 (b)	$30,168,952	$2,306,305
Series 2019-BN19, Class AS, 3.45%, 8/15/2061	3,489,000	3,704,307
BBCMS Trust Series 2015-STP, Class D, 4.43%, 9/10/2028 (a) (b)	1,750,000	1,772,515
BX Trust:
Series 2017-APPL, Class D, 1 Month USD LIBOR + 3.15% 4.08%, 7/15/2034 (a) (b)	1,142,400	1,143,172
Series 2017-APPL, Class E, 1 Month USD LIBOR + 3.15% 5.18%, 7/15/2034 (a) (b)	1,768,000	1,772,625
Series 2017-SLCT, Class D, 1 Month USD LIBOR + 2.05% 4.08%, 7/15/2034 (a) (b)	1,065,050	1,065,682
Series 2017-SLCT, Class E, 1 Month USD LIBOR + 3.15% 5.18%, 7/15/2034 (a) (b)	1,805,400	1,809,952
Series 2018-GW, Class A, 1 Month USD LIBOR + 0.80% 2.83%, 5/15/2035 (a) (b)	3,140,000	3,133,756
Series 2018-GW, Class D, 1 Month USD LIBOR + 1.77% 3.80%, 5/15/2035 (a) (b)	275,000	275,758
CD Mortgage Trust Series 2017-CD4, Class XA, IO, 1.47%, 5/10/2050 (b)	16,804,602	1,199,666
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XA, IO, 1.19%, 1/10/2048 (b)	24,267,328	1,310,649
Series 2016-C4, Class XA, IO, 1.88%, 5/10/2058 (b)	11,715,164	1,012,284
Series 2017-C8, Class XA, IO, 1.81%, 6/15/2050 (b)	27,424,941	2,396,859
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class D, 4.57%, 2/10/2048 (a) (b)	423,700	403,064
Series 2015-GC31, Class C, 4.19%, 6/10/2048 (b)	1,500,000	1,499,473
Series 2015-GC33, Class C, 4.72%, 9/10/2058 (b)	1,500,000	1,598,259
Series 2015-GC35, Class C, 4.65%, 11/10/2048 (b)	1,435,000	1,518,848

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2016-GC36, Class XA, IO, 1.44%, 2/10/2049 (b)	$21,328,806	$1,348,432
Series 2016-P4, Class A4, 2.90%, 7/10/2049	2,023,000	2,096,557
Series 2016-P6, Class A5, 3.72%, 12/10/2049 (b)	2,558,000	2,790,792
COMM Mortgage Trust:
Series 2013-CR12, Class XA, IO, 1.32%, 10/10/2046 (b)	28,491,039	1,087,232
Series 2015-CR22, Class D, 4.25%, 3/10/2048 (a) (b)	932,000	936,579
Series 2015-CR22, Class XA, IO, 1.08%, 3/10/2048 (b)	10,396,251	348,756
Series 2015-CR26, Class B, 4.63%, 10/10/2048 (b)	1,600,000	1,756,676
Series 2015-CR26, Class XA, IO, 1.10%, 10/10/2048 (b)	21,146,753	967,469
Series 2015-DC1, Class XA, IO, 1.25%, 2/10/2048 (b)	8,648,785	334,259
Series 2015-LC21, Class C, 4.44%, 7/10/2048 (b)	968,000	1,017,067
Series 2016-CR28, Class C, 4.80%, 2/10/2049 (b)	2,011,000	2,190,414
Series 2016-DC2, Class C, 4.79%, 2/10/2049 (b)	1,329,000	1,396,808
Series 2016-DC2, Class XA, IO, 1.17%, 2/10/2049 (b)	19,273,664	969,172
Series 2017-PANW, Class D, 4.34%, 10/10/2029 (a) (b)	1,388,000	1,462,010
Series 2017-PANW, Class E, 4.13%, 10/10/2029 (a) (b)	2,316,000	2,360,822
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057 (b)	900,000	953,378
Series 2015-C4, Class XA, IO, 1.04%, 11/15/2048 (b)	35,181,242	1,446,744
CSMC Trust Series 2017-MOON, Class D, 3.30%, 7/10/2034 (a) (b)	2,263,000	2,278,366
Great Wolf Trust:
Series 2017-WOLF, Class D, 1 Month USD LIBOR + 2.10% 4.13%, 9/15/2034 (a) (b)	1,798,000	1,798,351
Series 2017-WOLF, Class E, 1 Month USD LIBOR + 3.10% 5.13%, 9/15/2034 (a) (b)	2,787,000	2,790,064
Series 2017-WOLF, Class F, 1 Month USD LIBOR + 4.07% 6.10%, 9/15/2034 (a) (b)	1,484,000	1,485,717
GS Mortgage Securities Corp. Series 2017-GS8, Class C, 4.48%, 11/10/2050 (b)	469,000	516,364
Security Description	Principal Amount	Value
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA, IO, 1.65%, 2/10/2046 (b)	$12,918,152	$546,746
GS Mortgage Securities Trust:
Series 2014-GC24, Class XA, IO, 0.87%, 9/10/2047 (b)	29,036,648	891,643
Series 2015-GC32, Class XA, IO, 0.93%, 7/10/2048 (b)	25,236,915	869,985
Series 2015-GC34, Class XA, IO, 1.48%, 10/10/2048 (b)	16,903,013	1,018,763
Series 2015-GS1, Class XA, IO, 0.94%, 11/10/2048 (b)	26,367,235	1,087,247
Series 2016-GS3, Class XA, IO, 1.38%, 10/10/2049 (b)	28,128,346	1,810,988
Series 2019-GC38, Class XA, IO, 1.13%, 2/10/2052 (b)	40,707,502	2,982,558
HPLY Trust Series 2019-HIT, Class F, 1 Month USD LIBOR + 3.15%, 5.18%, 11/15/2036 (a) (b)	3,365,594	3,378,384
IMT Trust:
Series 2017-APTS, Class BFL, 1 Month USD LIBOR + 0.95% 2.98%, 6/15/2034 (a) (b)	2,144,000	2,144,031
Series 2017-APTS, Class CFL, 1 Month USD LIBOR + 1.10% 3.13%, 6/15/2034 (a) (b)	2,144,000	2,144,219
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2017-FL10, Class B, 1 Month USD LIBOR + 1.00% 3.03%, 6/15/2032 (a) (b)	386,394	384,843
Series 2017-FL10, Class C, 1 Month USD LIBOR + 1.25% 3.28%, 6/15/2032 (a) (b)	616,000	612,715
Series 2017-FL10, Class D, 1 Month USD LIBOR + 1.90% 3.93%, 6/15/2032 (a) (b)	1,994,000	1,980,515
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C8, Class B, 3.98%, 10/15/2045 (a) (b)	1,775,000	1,842,627
Series 2015-JP1, Class XA, IO, 1.25%, 1/15/2049 (b)	22,420,187	870,972
Series 2016-WIKI, Class E, 4.14%, 10/5/2031 (a) (b)	3,160,000	3,202,909
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C25, Class XA, IO, 1.01%, 11/15/2047 (b)	5,464,402	202,083
Series 2014-C26, Class C, 4.52%, 1/15/2048 (b)	1,500,000	1,593,515

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-C28, Class XA, IO, 1.25%, 10/15/2048 (b)	$10,864,329	$399,619
Series 2015-C30, Class XA, IO, 0.67%, 7/15/2048 (b)	27,286,196	694,040
Series 2015-C32, Class C, 4.82%, 11/15/2048 (b)	1,132,000	1,210,076
Series 2015-C33, Class C, 4.77%, 12/15/2048 (b)	1,739,000	1,862,936
Series 2016-C1, Class C, 4.90%, 3/15/2049 (b)	2,180,000	2,365,284
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.83%, 6/15/2049 (b)	21,621,594	1,484,117
LSTAR Commercial Mortgage Trust Series 2017-5, Class X, IO, 1.26%, 3/10/2050 (a) (b)	47,254,177	1,963,307
Merrill Lynch Mortgage Trust Series 2006-C1, Class AJ, 5.78%, 5/12/2039 (b)	86,862	88,277
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C12, Class XA, IO, 0.77%, 10/15/2046 (b)	13,398,642	274,926
Series 2013-C7, Class XA, IO, 1.49%, 2/15/2046 (b)	13,758,990	508,457
Series 2015-C20, Class C, 4.61%, 2/15/2048 (b)	500,000	529,693
Series 2015-C25, Class C, 4.68%, 10/15/2048 (b)	1,700,000	1,839,671
Series 2015-C27, Class C, 4.68%, 12/15/2047 (b)	1,219,000	1,281,202
Series 2015-C27, Class D, 3.24%, 12/15/2047 (a) (b)	1,750,000	1,651,208
Series 2016-C28, Class XA, IO, 1.40%, 1/15/2049 (b)	23,630,719	1,352,502
Series 2016-C30, Class XA, IO, 1.57%, 9/15/2049 (b)	18,575,646	1,397,467
Series 2016-C31, Class C, 4.46%, 11/15/2049 (b)	3,358,000	3,516,280
Series 2016-C32, Class A4, 3.72%, 12/15/2049	2,665,000	2,897,267
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class XA, IO, 1.05%, 12/15/2048 (b)	25,028,441	1,149,796
Series 2019-H7, Class AS, 3.52%, 7/15/2052	3,482,000	3,697,057
UBS Commercial Mortgage Trust Series 2017-C4, Class XA, IO, 1.25%, 10/15/2050 (b)	24,813,655	1,660,560
Waterfall Commercial Mortgage Trust Series 2015-SBC5, Class A, 4.10%, 9/14/2022 (a) (b)	4,931,663	5,084,297
Wells Fargo Commercial Mortgage Trust:
Security Description	Principal Amount	Value
Series 2014-LC16, Class D, 3.94%, 8/15/2050 (a)	$920,000	$706,617
Series 2015-C26, Class XA, IO, 1.36%, 2/15/2048 (b)	8,404,280	423,162
Series 2015-C27, Class C, 3.89%, 2/15/2048	750,000	762,185
Series 2015-C28, Class C, 4.25%, 5/15/2048 (b)	1,500,000	1,553,502
Series 2015-LC20, Class XA, IO, 1.48%, 4/15/2050 (b)	7,491,265	361,045
Series 2015-NXS1, Class XA, IO, 1.27%, 5/15/2048 (b)	9,551,905	401,400
Series 2015-NXS2, Class XA, IO, 0.87%, 7/15/2058 (b)	28,810,742	814,544
Series 2015-NXS3, Class C, 4.64%, 9/15/2057 (b)	1,600,000	1,700,549
Series 2015-P2, Class XA, IO, 1.13%, 12/15/2048 (b)	21,621,211	917,695
Series 2016-C32, Class C, 4.88%, 1/15/2059 (b)	1,581,000	1,640,506
Series 2016-C33, Class XA, IO, 1.92%, 3/15/2059 (b)	15,000,001	1,174,042
Series 2017-C38, Class XA, IO, 1.21%, 7/15/2050 (b)	38,602,837	2,371,714
Series 2017-RC1, Class XA, IO, 1.67%, 1/15/2060 (b)	24,748,969	1,945,124
Series 2019-C50, Class XA, IO, 1.63%, 5/15/2052 (b)	31,245,395	3,242,112
WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class XA, IO, 1.20%, 3/15/2047 (b)	9,179,946	316,608
Series 2014-C21, Class XA, IO, 1.20%, 8/15/2047 (b)	15,919,880	648,489
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $162,606,256)		143,707,279
	Shares
SHORT-TERM INVESTMENT — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (i) (j) (Cost $67,941,331)	67,941,331	67,941,331
TOTAL INVESTMENTS — 101.1% (Cost $3,362,503,434)		3,398,714,661
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(38,397,854)
NET ASSETS — 100.0%		$3,360,316,807

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 10.8% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Amount is less than 0.05% of net assets.
(d)	When-issued security.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2019. Maturity date shown is the final maturity.
(g)	The rate shown represents the rate at September 30, 2019.
(h)	Position is unsettled. Contract rate was not determined at September 30, 2019 and does not take effect until settlement date.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at September 30, 2019.
ABS	=Asset-Backed Security
CMO	=Collateralized Mortgage Obligation
CMT	=Constant Maturity Treasury
EMTN	=Euro Medium Term Note
GMTN	=Global Medium Term Note
IO	=Interest Only
LIBOR	=London Interbank Offered Rate
LP	=Limited Partnership
PIK	=Payment in Kind
REMIC	=Real Estate Mortgage Investment Conduit
VRN	=Variable Rate Note
At September 30, 2019, the Fund had unfunded loan commitments of $87,769, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Mavis Tire Express Services Corp.	25,156	24,685	(471)
Allied Universal Holdco LLC	62,613	62,779	166
			$(305)
See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$577,736,093	$—	$577,736,093
Asset-Backed Securities	—	74,771,334	—	74,771,334
Foreign Government Obligations	—	31,471,694	—	31,471,694
U.S. Government Agency Obligations	—	1,382,705,169	—	1,382,705,169
U.S. Treasury Obligations	—	853,822,110	—	853,822,110
Mortgage-Backed Securities	—	196,295,451	—	196,295,451
Commercial Mortgage Backed Securities	—	143,707,279	—	143,707,279
Senior Floating Rate Loans	—	70,264,200	—	70,264,200
Short-Term Investment	67,941,331	—	—	67,941,331
TOTAL INVESTMENTS	$67,941,331	$3,330,773,330	$—	$3,398,714,661
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans	—	(305)	—	(305)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(305)	$—	$(305)
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	84,316,399	$84,316,399	$317,413,054	$333,788,122	$—	$—	67,941,331	$67,941,331	$228,523
See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.1%
AUSTRALIA — 4.6%
BHP Group, Ltd.	634	$15,702
Mirvac Group REIT	3,259	6,726
Qantas Airways, Ltd.	2,566	10,886
Scentre Group REIT	5,927	15,710
Sonic Healthcare, Ltd.	758	14,340
Telstra Corp., Ltd.	5,705	13,506
Wesfarmers, Ltd.	858	23,031
Woodside Petroleum, Ltd.	400	8,735
		108,636
BELGIUM — 0.8%
Ageas	359	19,913
CANADA — 4.3%
BCE, Inc.	253	12,245
Kirkland Lake Gold, Ltd.	169	7,576
Loblaw Cos., Ltd.	85	4,845
Royal Bank of Canada	141	11,445
Sun Life Financial, Inc.	341	15,257
TELUS Corp.	610	21,723
Toronto-Dominion Bank	465	27,131
		100,222
DENMARK — 1.3%
Novo Nordisk A/S Class B	601	30,903
FRANCE — 1.6%
Peugeot SA	764	19,057
Sanofi	209	19,381
		38,438
GERMANY — 4.3%
Allianz SE	129	30,075
Deutsche Telekom AG	1,636	27,456
Merck KGaA	130	14,647
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	109	28,211
		100,389
HONG KONG — 2.1%
CLP Holdings, Ltd.	2,000	21,009
Hang Seng Bank, Ltd.	500	10,779
HKT Trust & HKT, Ltd.	7,000	11,108
Link REIT	500	5,514
		48,410
ITALY — 1.2%
Eni SpA	1,470	22,491
Snam SpA	1,138	5,749
		28,240
JAPAN — 10.6%
Astellas Pharma, Inc.	1,800	25,624
FUJIFILM Holdings Corp.	400	17,543
Fujitsu, Ltd.	100	8,008
ITOCHU Corp.	900	18,579
Security Description	Shares	Value
Japan Airlines Co., Ltd.	700	$20,804
Japan Post Holdings Co., Ltd.	2,400	22,096
Mitsui & Co., Ltd.	800	13,087
Mizuho Financial Group, Inc.	7,800	11,952
Nippon Telegraph & Telephone Corp.	600	28,625
NTT DOCOMO, Inc.	400	10,189
Sony Corp.	200	11,746
Sumitomo Mitsui Trust Holdings, Inc.	300	10,815
Tokio Marine Holdings, Inc.	200	10,694
Tokyo Gas Co., Ltd.	300	7,563
Toyota Motor Corp.	500	33,384
		250,709
NETHERLANDS — 1.3%
Koninklijke Ahold Delhaize NV	1,192	29,830
NEW ZEALAND — 0.7%
Spark New Zealand, Ltd.	6,222	17,206
NORWAY — 0.5%
DNB ASA	634	11,182
SINGAPORE — 0.4%
DBS Group Holdings, Ltd.	500	9,039
SPAIN — 0.6%
ACS Actividades de Construccion y Servicios SA	338	13,509
SWEDEN — 1.0%
Swedish Match AB	436	18,052
Telia Co. AB	1,271	5,697
		23,749
SWITZERLAND — 8.0%
Nestle SA	299	32,468
Novartis AG	342	29,681
Roche Holding AG	111	32,332
Swiss Life Holding AG	34	16,268
Swiss Re AG	286	29,858
Swisscom AG	39	19,255
Zurich Insurance Group AG	76	29,115
		188,977
UNITED KINGDOM — 0.5%
Direct Line Insurance Group PLC	3,228	11,941
UNITED STATES — 54.3%
Aflac, Inc.	539	28,201
Allstate Corp.	320	34,778
Ameren Corp.	288	23,054
American Electric Power Co., Inc.	136	12,742
American Express Co.	254	30,043
Anthem, Inc.	68	16,327
AutoZone, Inc. (a)	29	31,454
Baxter International, Inc.	411	35,950
Bristol-Myers Squibb Co.	6	304
Coca-Cola Co.	386	21,014
DTE Energy Co.	267	35,500
Eli Lilly & Co.	266	29,747
Entergy Corp.	183	21,477

See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Everest Re Group, Ltd.	58	$15,433
Eversource Energy	244	20,855
Exelon Corp.	533	25,749
H&R Block, Inc.	792	18,707
HCA Healthcare, Inc.	209	25,168
Hershey Co.	149	23,094
Home Depot, Inc.	129	29,931
HP, Inc.	232	4,389
International Business Machines Corp.	201	29,229
Johnson & Johnson	208	26,911
JPMorgan Chase & Co.	156	18,360
Kellogg Co.	232	14,929
Kimberly-Clark Corp.	207	29,404
Lockheed Martin Corp.	71	27,694
McDonald's Corp.	167	35,857
Medtronic PLC	289	31,391
Merck & Co., Inc.	407	34,261
Mondelez International, Inc. Class A	261	14,439
Motorola Solutions, Inc.	149	25,391
Newmont Goldcorp Corp.	244	9,252
PepsiCo, Inc.	235	32,219
Pfizer, Inc.	785	28,205
Philip Morris International, Inc.	277	21,033
Pinnacle West Capital Corp.	113	10,969
Procter & Gamble Co.	271	33,707
Public Service Enterprise Group, Inc.	322	19,990
Republic Services, Inc.	107	9,261
Simon Property Group, Inc. REIT	119	18,522
Starbucks Corp.	358	31,654
Sysco Corp.	415	32,951
Target Corp.	324	34,639
TJX Cos., Inc.	561	31,270
Travelers Cos., Inc.	76	11,300
UGI Corp.	121	6,083
Security Description	Shares	Value
UnitedHealth Group, Inc.	72	$15,647
US Bancorp	486	26,895
Ventas, Inc. REIT	139	10,151
VEREIT, Inc.	608	5,946
Verizon Communications, Inc.	491	29,637
Walmart, Inc.	275	32,637
Waste Management, Inc.	293	33,695
Yum! Brands, Inc.	186	21,098
		1,278,544
TOTAL COMMON STOCKS (Cost $2,050,327)		2,309,837

SHORT-TERM INVESTMENT — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (b) (c) (Cost $22,770)	22,768	22,770
TOTAL INVESTMENTS — 99.0% (Cost $2,073,097)		2,332,607
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		22,510
NET ASSETS — 100.0%		$2,355,117
(a)	Non-income producing security.
(b)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2019.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,309,837	$—	$—	$2,309,837
Short-Term Investment	22,770	—	—	22,770
TOTAL INVESTMENTS	$2,332,607	$—	$—	$2,332,607
See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$48,300	$25,530	$—	$—	22,768	$22,770	$72
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,308	10,308	25,494	35,802	—	—	—	—	20
Total		$10,308	$73,794	$61,332	$—	$—		$22,770	$92
See accompanying notes to schedule of investments.

SPDR MFS SYSTEMATIC CORE EQUITY ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
BANKS — 4.5%
Citigroup, Inc.	19,700	$1,360,876
Wells Fargo & Co.	4,726	238,379
		1,599,255
CHEMICALS — 0.5%
Corteva, Inc.	6,075	170,100
CONSUMER FINANCE — 3.3%
Discover Financial Services	5,234	424,425
Synchrony Financial	21,659	738,355
		1,162,780
ELECTRIC UTILITIES — 0.7%
Exelon Corp.	4,917	237,540
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.1%
EPR Properties REIT	12,632	970,896
STORE Capital Corp. REIT	31,496	1,178,265
		2,149,161
FOOD & STAPLES RETAILING — 2.7%
Walgreens Boots Alliance, Inc.	17,205	951,609
FOOD PRODUCTS — 3.3%
Tyson Foods, Inc. Class A	13,448	1,158,411
HEALTH CARE PROVIDERS & SERVICES — 4.5%
CVS Health Corp.	4,998	315,224
HCA Healthcare, Inc.	8,353	1,005,868
Molina Healthcare, Inc. (a)	2,423	265,852
		1,586,944
HOTELS, RESTAURANTS & LEISURE — 3.2%
Starbucks Corp.	12,932	1,143,447
HOUSEHOLD PRODUCTS — 0.7%
Procter & Gamble Co.	2,086	259,457
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 4.4%
AES Corp.	42,764	698,764
NRG Energy, Inc.	21,536	852,825
		1,551,589
INSURANCE — 5.5%
MetLife, Inc.	19,600	924,336
Prudential Financial, Inc.	11,259	1,012,747
		1,937,083
INTERACTIVE MEDIA & SERVICES — 3.7%
Alphabet, Inc. Class C (a)	916	1,116,604
Facebook, Inc. Class A (a)	1,080	192,326
		1,308,930
INTERNET & DIRECT MARKETING RETAIL — 3.2%
Amazon.com, Inc. (a)	665	1,154,380
Security Description	Shares	Value
IT SERVICES — 4.5%
International Business Machines Corp.	1,381	$200,825
PayPal Holdings, Inc. (a)	10,489	1,086,556
VeriSign, Inc. (a)	1,608	303,317
		1,590,698
MACHINERY — 7.2%
AGCO Corp.	8,856	670,399
Allison Transmission Holdings, Inc.	17,552	825,822
Cummins, Inc.	6,435	1,046,781
		2,543,002
MEDIA — 2.8%
Comcast Corp. Class A	22,265	1,003,706
OIL, GAS & CONSUMABLE FUELS — 3.8%
Exxon Mobil Corp.	7,564	534,094
Valero Energy Corp.	9,528	812,167
		1,346,261
PHARMACEUTICALS — 9.6%
Eli Lilly & Co.	9,287	1,038,565
Johnson & Johnson	10,432	1,349,692
Merck & Co., Inc.	11,869	999,133
		3,387,390
ROAD & RAIL — 0.5%
Union Pacific Corp.	1,128	182,713
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
Intel Corp.	27,290	1,406,254
SOFTWARE — 10.7%
Microsoft Corp.	18,560	2,580,397
Oracle Corp.	19,929	1,096,693
Zscaler, Inc. (a)	2,766	130,721
		3,807,811
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.2%
Apple, Inc.	9,871	2,210,808
TOBACCO — 3.5%
Philip Morris International, Inc.	16,491	1,252,162
TOTAL COMMON STOCKS (Cost $33,535,671)		35,101,491
SHORT-TERM INVESTMENT — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (b) (c) (Cost $295,039)	295,039	295,039
TOTAL INVESTMENTS — 99.9% (Cost $33,830,710)		35,396,530
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		24,576
NET ASSETS — 100.0%		$35,421,106

See accompanying notes to schedule of investments.

SPDR MFS SYSTEMATIC CORE EQUITY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2019.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$35,101,491	$—	$—	$35,101,491
Short-Term Investment	295,039	—	—	295,039
TOTAL INVESTMENTS	$35,396,530	$—	$—	$35,396,530
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	255,902	$255,902	$284,466	$245,329	$—	$—	295,039	$295,039	$1,734
See accompanying notes to schedule of investments.

SPDR MFS SYSTEMATIC GROWTH EQUITY ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.5%
BIOTECHNOLOGY — 2.2%
Biogen, Inc. (a)	1,412	$328,742
Gilead Sciences, Inc.	4,969	314,935
Incyte Corp. (a)	2,286	169,690
		813,367
COMMUNICATIONS EQUIPMENT — 0.4%
Cisco Systems, Inc.	3,335	164,782
CONSUMER FINANCE — 3.4%
American Express Co.	1,283	151,753
Capital One Financial Corp.	1,281	116,545
Synchrony Financial	29,517	1,006,235
		1,274,533
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.2%
Outfront Media, Inc. REIT	24,834	689,888
Public Storage REIT	2,128	521,935
		1,211,823
HEALTH CARE PROVIDERS & SERVICES — 8.9%
AmerisourceBergen Corp.	7,084	583,226
HCA Healthcare, Inc.	9,350	1,125,927
McKesson Corp.	3,793	518,351
Molina Healthcare, Inc. (a)	1,562	171,383
UnitedHealth Group, Inc.	4,373	950,340
		3,349,227
HEALTH CARE TECHNOLOGY — 0.4%
Veeva Systems, Inc. Class A (a)	887	135,436
HOTELS, RESTAURANTS & LEISURE — 4.0%
Starbucks Corp.	17,024	1,505,262
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.2%
NRG Energy, Inc.	11,773	466,211
INSURANCE — 2.8%
MetLife, Inc.	6,932	326,913
Prudential Financial, Inc.	7,880	708,806
		1,035,719
INTERACTIVE MEDIA & SERVICES — 4.3%
Alphabet, Inc. Class C (a)	816	994,704
Facebook, Inc. Class A (a)	3,387	603,157
		1,597,861
INTERNET & DIRECT MARKETING RETAIL — 7.0%
Amazon.com, Inc. (a)	1,516	2,631,640
IT SERVICES — 10.3%
International Business Machines Corp.	5,714	830,930
Okta, Inc. (a)	5,745	565,653
PayPal Holdings, Inc. (a)	13,909	1,440,833
VeriSign, Inc. (a)	5,294	998,607
		3,836,023
Security Description	Shares	Value
MACHINERY — 4.2%
AGCO Corp.	2,904	$219,833
Allison Transmission Holdings, Inc.	15,690	738,214
Cummins, Inc.	3,837	624,165
		1,582,212
MEDIA — 1.7%
Charter Communications, Inc. Class A (a)	1,583	652,386
MULTILINE RETAIL — 0.4%
Target Corp.	1,365	145,932
PHARMACEUTICALS — 7.3%
Eli Lilly & Co.	12,597	1,408,723
Johnson & Johnson	9,401	1,216,301
Merck & Co., Inc.	1,380	116,168
		2,741,192
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.6%
Broadcom, Inc.	4,261	1,176,334
NXP Semiconductors NV	11,716	1,278,450
		2,454,784
SOFTWARE — 17.0%
Adobe, Inc. (a)	2,174	600,568
Microsoft Corp.	18,044	2,508,657
Oracle Corp.	22,566	1,241,807
ServiceNow, Inc. (a)	4,706	1,194,618
Workday, Inc. Class A (a)	1,227	208,541
Zscaler, Inc. (a)	12,688	599,635
		6,353,826
SPECIALTY RETAIL — 1.7%
Best Buy Co., Inc.	9,131	629,948
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.4%
Apple, Inc.	14,018	3,139,612
TOBACCO — 3.1%
Altria Group, Inc.	27,987	1,144,668
TOTAL COMMON STOCKS (Cost $36,179,573)		36,866,444
SHORT-TERM INVESTMENT — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (b) (c) (Cost $540,846)	540,846	540,846
TOTAL INVESTMENTS — 99.9% (Cost $36,720,419)		37,407,290
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		27,566
NET ASSETS — 100.0%		$37,434,856

See accompanying notes to schedule of investments.

SPDR MFS SYSTEMATIC GROWTH EQUITY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2019.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$36,866,444	$—	$—	$36,866,444
Short-Term Investment	540,846	—	—	540,846
TOTAL INVESTMENTS	$37,407,290	$—	$—	$37,407,290
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	460,630	$460,630	$262,409	$182,193	$—	$—	540,846	$540,846	$2,947
See accompanying notes to schedule of investments.

SPDR MFS SYSTEMATIC VALUE EQUITY ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
BANKS — 8.7%
Bank of America Corp.	24,356	$710,464
Citigroup, Inc.	20,786	1,435,897
JPMorgan Chase & Co.	2,581	303,758
Wells Fargo & Co.	10,709	540,162
		2,990,281
BEVERAGES — 1.1%
Molson Coors Brewing Co. Class B	6,468	371,910
CAPITAL MARKETS — 3.0%
Charles Schwab Corp.	14,600	610,718
TD Ameritrade Holding Corp.	8,672	404,982
		1,015,700
CHEMICALS — 2.7%
DuPont de Nemours, Inc.	5,190	370,099
LyondellBasell Industries NV Class A	6,107	546,393
		916,492
COMMUNICATIONS EQUIPMENT — 2.4%
Cisco Systems, Inc.	16,533	816,896
CONSUMER FINANCE — 1.6%
Discover Financial Services	6,669	540,789
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
Verizon Communications, Inc.	7,273	438,998
ELECTRIC UTILITIES — 3.5%
Exelon Corp.	24,789	1,197,557
ELECTRICAL EQUIPMENT — 4.5%
Eaton Corp. PLC	11,225	933,359
Regal Beloit Corp.	8,334	607,132
		1,540,491
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.9%
Medical Properties Trust, Inc. REIT	38,910	761,080
Public Storage REIT	2,450	600,911
STORE Capital Corp. REIT	26,932	1,007,526
		2,369,517
FOOD & STAPLES RETAILING — 1.1%
Walgreens Boots Alliance, Inc.	6,841	378,376
FOOD PRODUCTS — 3.1%
Tyson Foods, Inc. Class A	12,147	1,046,343
HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Medtronic PLC	4,146	450,339
HEALTH CARE PROVIDERS & SERVICES — 7.8%
Anthem, Inc.	1,276	306,367
Cigna Corp.	2,025	307,375
CVS Health Corp.	11,298	712,565
HCA Healthcare, Inc.	5,740	691,211
Security Description	Shares	Value
McKesson Corp.	4,840	$661,434
		2,678,952
HOTELS, RESTAURANTS & LEISURE — 1.2%
Darden Restaurants, Inc.	3,470	410,223
HOUSEHOLD DURABLES — 2.8%
Toll Brothers, Inc.	23,751	974,979
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 4.9%
AES Corp.	35,377	578,060
NRG Energy, Inc.	10,715	424,314
Vistra Energy Corp.	25,597	684,208
		1,686,582
INSURANCE — 5.0%
Hartford Financial Services Group, Inc.	3,250	196,983
MetLife, Inc.	12,990	612,608
Prudential Financial, Inc.	7,192	646,920
Travelers Cos., Inc.	1,804	268,237
		1,724,748
IT SERVICES — 1.9%
Fiserv, Inc. (a)	6,180	640,186
MACHINERY — 4.3%
AGCO Corp.	9,600	726,720
Cummins, Inc.	4,664	758,693
		1,485,413
MEDIA — 2.8%
Comcast Corp. Class A	21,238	957,409
MULTILINE RETAIL — 2.3%
Target Corp.	7,481	799,794
OIL, GAS & CONSUMABLE FUELS — 9.3%
Chevron Corp.	1,786	211,820
Equitrans Midstream Corp.	15,784	229,657
Exxon Mobil Corp.	9,606	678,280
Phillips 66	11,008	1,127,219
Valero Energy Corp.	10,934	932,014
		3,178,990
PHARMACEUTICALS — 7.3%
Eli Lilly & Co.	7,256	811,439
Johnson & Johnson	9,627	1,245,541
Merck & Co., Inc.	5,145	433,106
		2,490,086
ROAD & RAIL — 1.0%
Union Pacific Corp.	2,087	338,052
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Intel Corp.	16,884	870,032
SOFTWARE — 2.2%
Microsoft Corp.	3,378	469,643
Oracle Corp.	4,906	269,977
		739,620

See accompanying notes to schedule of investments.

SPDR MFS SYSTEMATIC VALUE EQUITY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
TOBACCO — 2.6%
Philip Morris International, Inc.	11,569	$878,434
TOTAL COMMON STOCKS (Cost $32,134,336)		33,927,189
SHORT-TERM INVESTMENT — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (b) (c) (Cost $288,550)	288,550	288,550
TOTAL INVESTMENTS — 99.9% (Cost $32,422,886)		34,215,739
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		27,024
NET ASSETS — 100.0%		$34,242,763

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2019.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$33,927,189	$—	$—	$33,927,189
Short-Term Investment	288,550	—	—	288,550
TOTAL INVESTMENTS	$34,215,739	$—	$—	$34,215,739
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	286,017	$286,017	$280,792	$278,259	$—	$—	288,550	$288,550	$1,873
See accompanying notes to schedule of investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 85.8%
ARGENTINA — 2.2%
Banco Macro SA Series REGS, USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (a)	$800,000	$553,256
Pampa Energia SA Series REGS, 7.50%, 1/24/2027	600,000	458,778
YPF SA:
Series REGS, 6.95%, 7/21/2027	200,000	152,028
Series REGS, 8.50%, 7/28/2025	450,000	353,363
		1,517,425
BRAZIL — 5.1%
Banco BTG Pactual SA 5 Year CMT + 5.26%, 7.75%, 2/15/2029 (a)	500,000	521,925
Banco do Brasil SA Series REGS, 10 Year CMT + 4.40%, 6.25%, 4/15/2024 (a)	1,000,000	985,010
Braskem Finance, Ltd. 6.45%, 2/3/2024	600,000	660,486
CSN Islands XII Corp. Series REGS, 7.00%, 12/23/2019	900,000	787,491
CSN Resources SA 7.63%, 4/17/2026 (b)	200,000	207,112
MARB BondCo PLC Series REGS, 6.88%, 1/19/2025	300,000	313,650
		3,475,674
CANADA — 0.4%
Canacol Energy, Ltd. Series REGS, 7.25%, 5/3/2025	200,000	211,470
Stoneway Capital Corp. Series REGS, 10.00%, 3/1/2027	132,838	78,063
		289,533
CAYMAN ISLANDS — 1.2%
CK Hutchison Capital Securities 17, Ltd. Series REGS, 5 Year CMT + 2.07%, 4.00%, 5/12/2022 (a)	837,000	838,096
CHILE — 7.7%
Banco del Estado de Chile 2.67%, 1/8/2021 (b)	300,000	300,822
Banco Santander Chile Series REGS, 3.88%, 9/20/2022	263,000	273,099
Celulosa Arauco y Constitucion SA 5.50%, 4/30/2049 (b)	400,000	443,752
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	173,900	181,877
Empresa Nacional de Telecomunicaciones SA Series REGS, 4.75%, 8/1/2026	1,100,000	1,160,874
GNL Quintero SA Series REGS, 4.63%, 7/31/2029	200,000	214,614
Inversiones CMPC SA Series REGS, 4.50%, 4/25/2022	700,000	728,462
SACI Falabella Series REGS, 3.75%, 4/30/2023	1,000,000	1,030,260
Security Description	Principal Amount	Value
Sociedad Quimica y Minera de Chile SA Series REGS, 4.38%, 1/28/2025	$400,000	$422,876
Transelec SA Series REGS, 4.63%, 7/26/2023	500,000	532,600
		5,289,236
CHINA — 3.5%
CNOOC Finance 2011, Ltd. Series REGS, 4.25%, 1/26/2021	200,000	204,564
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	200,000	209,118
CNPC General Capital, Ltd. Series REGS, 3.95%, 4/19/2022	300,000	310,512
Gran Tierra Energy International Holdings, Ltd. Series REGS, 6.25%, 2/15/2025	600,000	546,012
Sinopec Group Overseas Development 2016, Ltd.:
Series REGS, 2.75%, 5/3/2021	400,000	401,872
Series REGS, 2.75%, 9/29/2026	700,000	701,638
		2,373,716
COLOMBIA — 3.7%
Banco de Bogota SA Series REGS, 6.25%, 5/12/2026	200,000	225,760
Bancolombia SA:
5.13%, 9/11/2022	300,000	315,573
6.13%, 7/26/2020	400,000	411,064
Empresas Publicas de Medellin ESP 4.25%, 7/18/2029 (b)	300,000	315,516
Grupo Aval, Ltd. Series REGS, 4.75%, 9/26/2022	1,200,000	1,239,024
		2,506,937
HONG KONG — 0.6%
CK Hutchison International 17, Ltd. Series REGS, 2.88%, 4/5/2022	400,000	403,616
INDIA — 8.9%
Adani Ports & Special Economic Zone, Ltd. Series REGS, 3.95%, 1/19/2022	400,000	409,192
Bharat Petroleum Corp., Ltd.:
Series EMTN, 4.00%, 5/8/2025	500,000	522,166
4.63%, 10/25/2022	600,000	631,536
Bharti Airtel International Netherlands B.V. Series REGS, 5.13%, 3/11/2023	700,000	738,129
Bharti Airtel, Ltd. Series REGS, 4.38%, 6/10/2025	500,000	517,285
Indian Oil Corp., Ltd. 5.75%, 8/1/2023	800,000	880,747
ONGC Videsh Vankorneft Pte, Ltd. 3.75%, 7/27/2026	600,000	621,768
ONGC Videsh, Ltd. 4.63%, 7/15/2024	250,000	267,854
Reliance Holding USA, Inc. Series REGS, 5.40%, 2/14/2022	1,050,000	1,115,814

See accompanying notes to schedule of investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Vedanta Resources PLC Series REGS, 6.13%, 8/9/2024	$400,000	$369,208
		6,073,699
INDONESIA — 5.0%
Pertamina Persero PT Series REGS, 4.88%, 5/3/2022	1,500,000	1,585,170
Perusahaan Listrik Negara PT Series REGS, 5.50%, 11/22/2021	1,500,000	1,592,640
Star Energy Geothermal Wayang Windu, Ltd. Series REGS, 6.75%, 4/24/2033	191,600	200,262
		3,378,072
IRELAND — 0.8%
C&W Senior Financing DAC 7.50%, 10/15/2026 (b)	500,000	531,285
ISRAEL — 0.3%
Israel Electric Corp., Ltd. Series 6, 5.00%, 11/12/2024 (b)	200,000	219,328
JAMAICA — 0.1%
Digicel Group Two, Ltd. PIK, 9.13%, 4/1/2024 (b)	401,711	41,416
LUXEMBOURG — 2.3%
JSL Europe SA Series REGS, 7.75%, 7/26/2024	300,000	319,686
Minerva Luxembourg SA Series REGS, 5.88%, 1/19/2028	400,000	401,528
Raizen Fuels Finance SA Series REGS, 5.30%, 1/20/2027	800,000	867,288
		1,588,502
MALAYSIA — 7.0%
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	1,000,000	1,009,674
Gohl Capital, Ltd. 4.25%, 1/24/2027	1,000,000	1,045,070
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (a)	1,000,000	1,016,540
Malaysia Sovereign Sukuk Bhd Series REGS, 3.04%, 4/22/2025	800,000	830,272
Malaysia Sukuk Global Bhd Series REGS, 3.18%, 4/27/2026	250,000	262,143
Petronas Capital, Ltd. Series REGS, 3.50%, 3/18/2025	600,000	632,970
		4,796,669
MAURITIUS — 0.8%
UPL Corp., Ltd. 4.50%, 3/8/2028	550,000	570,856
MEXICO — 11.7%
Banco Mercantil del Norte SA:
Series REGS, 10 Year CMT + 5.35%, 7.63%, 1/10/2028 (a)	700,000	712,670
10 Year CMT + 5.47%, 7.50%, 6/27/2029 (a)	800,000	809,672
Security Description	Principal Amount	Value
Banco Santander Mexico SA 5 Year CMT + 3.00%, 5.95%, 10/1/2028 (a)(b)	$350,000	$374,756
BBVA Bancomer SA:
Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (a)	200,000	199,034
5 year CMT + 4.31%, 5.88%, 9/13/2034 (a)(b)	1,100,000	1,096,040
Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	300,000	317,646
Cometa Energia SA de CV Series REGS, 6.38%, 4/24/2035	1,560,000	1,660,963
Credito Real SAB de CV:
9.50%, 2/7/2026 (b)	400,000	460,700
Series REGS, 5 Year CMT + 7.03%, 9.13%, 11/29/2022 (a)	200,000	205,352
Docuformas SAPI de CV 10.25%, 7/24/2024 (b)	300,000	295,038
El Puerto de Liverpool SAB de CV 3.88%, 10/6/2026	400,000	406,948
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	600,000	606,912
Grupo Idesa SA de CV Series REGS, 7.88%, 12/18/2020	200,000	146,262
Unifin Financiera SAB de CV Series REGS, 5 Year CMT + 6.31%, 8.88%, 1/29/2025 (a)	800,000	711,952
		8,003,945
NETHERLANDS — 4.6%
Minejesa Capital B.V.:
Series REGS, 4.63%, 8/10/2030	800,000	822,144
Series REGS, 5.63%, 8/10/2037	800,000	865,168
Syngenta Finance NV Series REGS, 5.68%, 4/24/2048	1,400,000	1,444,912
		3,132,224
PANAMA — 4.4%
Aeropuerto Internacional de Tocumen SA 5.63%, 5/18/2036	530,000	623,179
Banco General SA Series REGS, 4.13%, 8/7/2027	600,000	627,156
Empresa de Transmision Electrica SA 5.13%, 5/2/2049 (b)	500,000	577,095
Global Bank Corp.:
Series REGS, 4.50%, 10/20/2021	800,000	821,024
3 Month USD LIBOR + 3.30%, 5.25%, 4/16/2029 (a)(b)	300,000	319,161
		2,967,615
PERU — 1.9%
Banco Internacional del Peru SAA Interbank 3.38%, 1/18/2023	150,000	151,697
BBVA Banco Continental SA Series REGS, 5.00%, 8/26/2022	100,000	106,357
Kallpa Generacion SA Series REGS, 4.13%, 8/16/2027	1,000,000	1,036,360
		1,294,414

See accompanying notes to schedule of investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
PHILIPPINES — 1.4%
BDO Unibank, Inc.:
Series EMTN, 2.63%, 10/24/2021	$450,000	$450,814
Series EMTN, 2.95%, 3/6/2023	500,000	505,920
		956,734
SINGAPORE — 8.9%
DBS Group Holdings, Ltd. Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (a)	1,600,000	1,604,000
LLPL Capital Pte, Ltd. 6.88%, 2/4/2039 (b)	395,280	459,347
ONGC Videsh Vankorneft Pte, Ltd. 2.88%, 1/27/2022	400,000	400,020
Oversea-Chinese Banking Corp., Ltd. Series REGS, 4.25%, 6/19/2024	200,000	212,600
PSA International Pte, Ltd. Series GMTN, 3.88%, 2/11/2021	650,000	664,605
Temasek Financial I, Ltd. Series REGS, 2.38%, 1/23/2023	1,400,000	1,419,138
United Overseas Bank, Ltd.:
Series EMTN, USD 5 Year Swap Rate + 1.79%, 3.88%, 10/19/2023 (a)	1,100,000	1,103,870
Series EMTN, USD 5 Year Swap Rate + 2.24%, 3.50%, 9/16/2026 (a)	200,000	202,226
		6,065,806
SPAIN — 2.0%
AI Candelaria Spain SLU:
7.50%, 12/15/2028 (b)	400,000	455,740
Series REGS, 7.50%, 12/15/2028	823,000	937,685
		1,393,425
UNITED KINGDOM — 1.2%
Radiant Access, Ltd. 4.60%, 5/18/2020	800,000	784,000
UNITED STATES — 0.1%
Freeport-McMoRan, Inc. 5.40%, 11/14/2034	100,000	95,959
TOTAL CORPORATE BONDS & NOTES (Cost $56,760,045)		58,588,182
FOREIGN GOVERNMENT OBLIGATIONS — 10.8%
CHILE — 1.2%
Chile Government International Bond:
3.13%, 3/27/2025	200,000	209,694
3.13%, 1/21/2026	600,000	630,408
		840,102
Security Description	Principal Amount	Value
COLOMBIA — 0.4%
Colombia Government International Bond 5.20%, 5/15/2049	$200,000	$241,974
INDIA — 0.8%
Export-Import Bank of India Series EMTN, 4.00%, 1/14/2023	500,000	519,182
INDONESIA — 3.2%
Indonesia Government International Bond Series REGS, 3.75%, 4/25/2022	1,000,000	1,030,890
Perusahaan Penerbit SBSN Indonesia III:
Series REGS, 3.40%, 3/29/2022	200,000	204,558
Series 144A, 4.15%, 3/29/2027 (b)	900,000	964,377
		2,199,825
MEXICO — 1.8%
Banco Nacional de Costa Rica Series REGS, 5 year CMT + 3.00%, 3.80%, 8/11/2026 (a)	200,000	202,464
Mexico Government International Bond:
3.75%, 1/11/2028	200,000	206,076
4.00%, 10/2/2023	300,000	316,698
4.15%, 3/28/2027	500,000	529,900
		1,255,138
PANAMA — 1.3%
Panama Government International Bond 4.00%, 9/22/2024	800,000	854,520
PERU — 0.3%
Fondo MIVIVIENDA SA Series REGS, 3.50%, 1/31/2023	200,000	205,556
PHILIPPINES — 1.2%
Philippine Government International Bond:
4.00%, 1/15/2021	300,000	306,897
4.20%, 1/21/2024	500,000	542,435
		849,332
THAILAND — 0.6%
Export Import Bank of Thailand:
Series EMTN, 3 Month USD LIBOR + 0.85%, 3.00%, 5/23/2024 (a)	200,000	200,314
Series EMTN, 3 Month USD LIBOR + 0.90%, 3.04%, 11/20/2023 (a)	200,000	200,896
		401,210
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $7,138,449)		7,366,839

See accompanying notes to schedule of investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 3.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (c) (d) (Cost $2,545,550)	2,545,550	$2,545,550
TOTAL INVESTMENTS — 100.3% (Cost $66,444,044)		68,500,571
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(177,396)
NET ASSETS — 100.0%		$68,323,175
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 10.3% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.

CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
LIBOR	London Interbank Offered Rate
PIK	Payment in Kind

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$58,588,182	$—	$58,588,182
Foreign Government Obligations	—	7,366,839	—	7,366,839
Short-Term Investment	2,545,550	—	—	2,545,550
TOTAL INVESTMENTS	$2,545,550	$65,955,021	$—	$68,500,571
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	85,220	$85,220	$7,173,136	$4,712,806	$—	$—	2,545,550	$2,545,550	$12,452
See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 28.9%
ADVERTISING — 0.4%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.63%, 5/1/2022	$435,000	$450,834
AEROSPACE & DEFENSE — 0.4%
Bombardier, Inc. 6.00%, 10/15/2022 (a)	45,000	44,780
Northrop Grumman Corp. 2.08%, 10/15/2020	452,000	452,018
TransDigm, Inc.:
6.25%, 3/15/2026 (a)	50,000	53,692
6.38%, 6/15/2026	25,000	26,307
		576,797
AGRICULTURE — 0.5%
BAT Capital Corp. 2.76%, 8/15/2022	470,000	474,108
Reynolds American, Inc.:
3.25%, 6/12/2020	65,000	65,378
4.00%, 6/12/2022	85,000	88,488
		627,974
AIRLINES — 0.3%
Delta Air Lines, Inc. 3.40%, 4/19/2021	440,000	446,116
AUTO MANUFACTURERS — 0.9%
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	85,000	86,900
Daimler Finance North America LLC 2.30%, 2/12/2021 (a)	560,000	560,101
General Motors Financial Co., Inc. 3.20%, 7/6/2021	455,000	459,832
		1,106,833
AUTO PARTS & EQUIPMENT — 0.0% (b)
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc. 6.25%, 5/15/2026 (a)	50,000	52,619
BANKS — 5.1%
Banco de Reservas de la Republica Dominicana Series REGS, 7.00%, 2/1/2023	150,000	157,194
Banco del Estado de Chile 2.67%, 1/8/2021	200,000	200,548
Banco Internacional del Peru SAA 5.75%, 10/7/2020	100,000	103,275
Banco Mercantil del Norte SA Series REGS, 5 Year CMT + 5.04%, 6.88%, 7/6/2022 (c)	200,000	200,718
Banco Santander Chile 2.50%, 12/15/2020	150,000	150,564
Security Description	Principal Amount	Value
Bancolombia SA 5.95%, 6/3/2021	$200,000	$210,720
Bangkok Bank PCL 4.80%, 10/18/2020	200,000	205,016
Bank of America Corp. Series MTN, 3 Month USD LIBOR + 0.79%, 2.92%, 3/5/2024 (c)	435,000	435,600
Bank of Montreal Series MTN, 2.90%, 3/26/2022	215,000	219,014
BB&T Corp. Series MTN, 2.20%, 3/16/2023	220,000	220,055
BBVA Bancomer SA Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (c)	200,000	199,034
BDO Unibank, Inc. Series EMTN, 2.63%, 10/24/2021	200,000	200,362
Citigroup, Inc. 3 Month USD LIBOR + 1.02%, 3.16%, 6/1/2024 (c)	605,000	608,757
DBS Group Holdings, Ltd. Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (c)	200,000	200,500
Itau Unibanco Holding SA Series REGS, 6.20%, 12/21/2021	200,000	212,244
JPMorgan Chase & Co. 3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (c)	455,000	465,747
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (c)	200,000	203,650
Mitsubishi UFJ Financial Group, Inc. 3.22%, 3/7/2022	340,000	347,555
Morgan Stanley 3 Month USD LIBOR + 0.93%, 3.21%, 7/22/2022 (c)	675,000	679,880
Sumitomo Mitsui Financial Group, Inc. 2.06%, 7/14/2021	690,000	687,882
Toronto-Dominion Bank Series MTN, 3.25%, 6/11/2021	425,000	434,006
United Overseas Bank, Ltd. Series EMTN, USD 5 Year Swap Rate + 1.65%, 2.88%, 3/8/2027 (c)	200,000	199,784
		6,542,105
BEVERAGES — 0.3%
Coca-Cola Femsa SAB de CV 4.63%, 2/15/2020	100,000	100,736
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)	95,000	98,588
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	200,000	202,304
		401,628

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
BUILDING MATERIALS — 0.0% (b)
Builders FirstSource, Inc. 5.63%, 9/1/2024 (a)	$44,000	$45,854
CHEMICALS — 0.4%
Avantor, Inc. 9.00%, 10/1/2025 (a)	65,000	73,169
Braskem Finance, Ltd. 7.00%, 5/7/2020	100,000	102,282
DowDuPont, Inc. 3.77%, 11/15/2020	140,000	142,478
UPL Corp., Ltd. Series REGS, 3.25%, 10/13/2021	200,000	201,104
		519,033
COAL — 0.1%
Peabody Energy Corp. 6.00%, 3/31/2022 (a)	65,000	65,237
COMMERCIAL SERVICES — 0.9%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.63%, 7/15/2026 (a)	50,000	52,775
Cintas Corp. No. 2 2.90%, 4/1/2022	430,000	438,957
Financial & Risk US Holdings, Inc. 6.25%, 5/15/2026 (a)	65,000	69,805
Garda World Security Corp. 8.75%, 5/15/2025 (a)	50,000	51,434
PayPal Holdings, Inc. 2.20%, 9/26/2022	350,000	351,372
Star Merger Sub, Inc. 6.88%, 8/15/2026 (a)	50,000	54,592
United Rentals North America, Inc.:
5.25%, 1/15/2030	35,000	36,724
6.50%, 12/15/2026	55,000	59,968
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	50,000	53,293
		1,168,920
COMPUTERS — 0.1%
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	75,000	77,280
DIVERSIFIED FINANCIAL SERVICES — 1.0%
Air Lease Corp. 2.50%, 3/1/2021	245,000	245,630
American Express Co. 3.70%, 11/5/2021	400,000	412,824
B3 SA - Brasil Bolsa Balcao 5.50%, 7/16/2020	100,000	102,093
Capital One Financial Corp. 2.40%, 10/30/2020	217,000	217,419
Global Aircraft Leasing Co., Ltd. 6.50%, 9/15/2024 (a)	55,000	55,694
Security Description	Principal Amount	Value
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 6.38%, 12/15/2025	$35,000	$36,840
Nationstar Mortgage Holdings, Inc. 8.13%, 7/15/2023 (a)	50,000	52,068
NFP Corp. 6.88%, 7/15/2025 (a)	75,000	74,549
Springleaf Finance Corp. 6.63%, 1/15/2028	40,000	43,186
		1,240,303
ELECTRIC — 1.9%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It Series REGS, 7.95%, 5/11/2026	200,000	213,102
AES Gener SA USD 5 Year Swap Rate + 4.64%, 7.13%, 3/26/2079 (a) (c)	200,000	210,684
Calpine Corp. 5.25%, 6/1/2026 (a)	55,000	56,984
Consolidated Edison, Inc. 2.00%, 5/15/2021	430,000	429,205
DTE Energy Co. Series C, 2.53%, 10/1/2024	215,000	215,602
Israel Electric Corp., Ltd. Series REGS, 6.88%, 6/21/2023	200,000	227,970
NextEra Energy Capital Holdings, Inc. 2.90%, 4/1/2022	425,000	432,624
NRG Energy, Inc. 5.25%, 6/15/2029 (a)	40,000	43,005
Perusahaan Listrik Negara PT Series REGS, 5.50%, 11/22/2021	200,000	212,352
PSEG Power LLC 3.85%, 6/1/2023	330,000	347,117
		2,388,645
ENGINEERING & CONSTRUCTION — 0.1%
AECOM 5.13%, 3/15/2027	100,000	104,916
ENTERTAINMENT — 0.2%
Cedar Fair L.P. 5.25%, 7/15/2029 (a)	55,000	58,947
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024 (a)	65,000	68,789
Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	80,000	82,648
		210,384
ENVIRONMENTAL CONTROL — 0.6%
Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	60,000	62,840
GFL Environmental, Inc. 8.50%, 5/1/2027 (a)	25,000	27,714

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Republic Services, Inc. 2.50%, 8/15/2024	$200,000	$202,386
Tervita Corp. 7.63%, 12/1/2021 (a)	50,000	50,845
Waste Management, Inc. 2.95%, 6/15/2024	445,000	460,393
		804,178
FOOD — 1.0%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons L.P./Albertson's LLC 5.88%, 2/15/2028 (a)	70,000	74,199
B&G Foods, Inc.:
5.25%, 4/1/2025	50,000	51,205
5.25%, 9/15/2027	35,000	35,852
Grupo Bimbo SAB de CV 4.88%, 6/30/2020	200,000	203,476
JBS USA LUX SA/JBS USA Finance, Inc.:
5.75%, 6/15/2025 (a)	5,000	5,206
5.88%, 7/15/2024 (a)	10,000	10,298
6.75%, 2/15/2028 (a)	50,000	55,368
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 6.50%, 4/15/2029 (a)	40,000	44,450
MARB BondCo PLC Series REGS, 7.00%, 3/15/2024	200,000	208,638
Mondelez International, Inc.:
3.00%, 5/7/2020	410,000	411,997
3.63%, 5/7/2023	25,000	26,162
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (a)	70,000	75,305
Post Holdings, Inc.:
5.50%, 3/1/2025 (a)	60,000	62,828
5.50%, 12/15/2029 (a)	20,000	20,878
		1,285,862
FOOD SERVICE — 0.1%
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	100,000	104,115
FOREST PRODUCTS & PAPER — 0.2%
Inversiones CMPC SA Series REGS, 4.50%, 4/25/2022	200,000	208,132
HAND & MACHINE TOOLS — 0.1%
Colfax Corp. 6.38%, 2/15/2026 (a)	70,000	75,384
HEALTH CARE PRODUCTS — 0.3%
Thermo Fisher Scientific, Inc. 3.60%, 8/15/2021	425,000	436,126
HEALTH CARE SERVICES — 0.7%
Anthem, Inc.:
Security Description	Principal Amount	Value
2.50%, 11/21/2020	$360,000	$361,310
3.30%, 1/15/2023	75,000	77,418
Centene Escrow I Corp. 5.38%, 6/1/2026 (a)	100,000	104,649
Eagle Holding Co. II LLC 7.75%, 5/15/2022 (a)	35,000	35,317
HCA, Inc. 5.38%, 9/1/2026	75,000	82,328
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	50,000	46,135
Select Medical Corp. 6.25%, 8/15/2026 (a)	50,000	52,480
Tenet Healthcare Corp. 5.13%, 11/1/2027 (a)	60,000	61,959
WellCare Health Plans, Inc. 5.38%, 8/15/2026 (a)	95,000	101,495
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (a)	15,000	13,880
		936,971
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.50%, 6/15/2026	75,000	78,338
INSURANCE — 0.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 8.25%, 8/1/2023 (a)	50,000	51,103
Marsh & McLennan Cos., Inc. 3 Month USD LIBOR + 1.20%, 3.29%, 12/29/2021 (c)	305,000	304,738
Prudential Financial, Inc.:
Series MTN, 3.50%, 5/15/2024	255,000	271,052
Series MTN, 4.50%, 11/16/2021	55,000	57,745
		684,638
INTERNET — 0.6%
Alibaba Group Holding, Ltd. 3.13%, 11/28/2021	200,000	203,262
eBay, Inc. 2.75%, 1/30/2023	445,000	451,297
Match Group, Inc. 5.00%, 12/15/2027 (a)	55,000	57,294
Uber Technologies, Inc. 7.50%, 9/15/2027 (a)	35,000	34,861
		746,714
INVESTMENT COMPANY SECURITY — 0.4%
Grupo de Inversiones Suramericana SA Series REGS, 5.70%, 5/18/2021	200,000	209,124
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 6.25%, 5/15/2026 (a)	55,000	57,756
Temasek Financial I, Ltd. Series REGS, 2.38%, 1/23/2023	250,000	253,418
		520,298

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
LEISURE TIME — 0.1%
Viking Cruises, Ltd. 5.88%, 9/15/2027 (a)	$65,000	$68,793
LODGING — 0.1%
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024	65,000	66,233
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp. Series MTN, 1.90%, 9/6/2022	185,000	184,908
MEDIA — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.75%, 2/15/2026 (a)	95,000	100,346
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	45,000	41,383
Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027 (a)	50,000	52,217
Comcast Corp. 3.45%, 10/1/2021	435,000	448,294
CSC Holdings LLC 5.25%, 6/1/2024	100,000	107,527
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 8/15/2026 (a)	35,000	36,319
Gray Escrow, Inc. 7.00%, 5/15/2027 (a)	50,000	54,903
iHeartCommunications, Inc.:
5.25%, 8/15/2027 (a)	35,000	36,527
6.38%, 5/1/2026	15,000	16,244
8.38%, 5/1/2027	10,000	10,812
Sirius XM Radio, Inc.:
5.38%, 7/15/2026 (a)	70,000	73,575
5.50%, 7/1/2029 (a)	30,000	32,023
VTR Finance B.V. Series REGS, 6.88%, 1/15/2024	200,000	205,836
		1,216,006
MINING — 0.4%
Corp. Nacional del Cobre de Chile 3.88%, 11/3/2021	200,000	205,810
Southern Copper Corp. 5.38%, 4/16/2020	250,000	253,817
		459,627
MISCELLANEOUS MANUFACTURER — 0.2%
General Electric Co. 2.70%, 10/9/2022	320,000	320,800
OIL & GAS — 2.4%
Bharat Petroleum Corp., Ltd. 4.38%, 1/24/2022	200,000	207,212
Security Description	Principal Amount	Value
CNOOC Finance 2015 Australia Pty, Ltd. 2.63%, 5/5/2020	$200,000	$200,240
CNPC General Capital, Ltd. Series REGS, 3.95%, 4/19/2022	200,000	207,008
Gulfport Energy Corp. 6.38%, 5/15/2025	45,000	31,923
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	69,000	72,081
Hilcorp Energy I L.P./Hilcorp Finance Co. 6.25%, 11/1/2028 (a)	35,000	32,855
Indian Oil Corp., Ltd. 5.63%, 8/2/2021	200,000	210,574
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	20,000	18,051
Oasis Petroleum, Inc. 6.88%, 3/15/2022	20,000	18,833
Occidental Petroleum Corp. 2.70%, 8/15/2022	230,000	232,109
ONGC Videsh, Ltd. 3.75%, 5/7/2023	250,000	257,623
Parkland Fuel Corp. 5.88%, 7/15/2027 (a)	40,000	41,963
Parsley Energy LLC/Parsley Finance Corp. 5.63%, 10/15/2027 (a)	70,000	72,377
Pertamina Persero PT Series REGS, 4.88%, 5/3/2022	200,000	211,356
Petrobras Global Finance B.V. 5.38%, 1/27/2021	200,000	206,748
Petronas Global Sukuk, Ltd. Series REGS, 2.71%, 3/18/2020	200,000	200,266
PTTEP Canada International Finance, Ltd. 5.69%, 4/5/2021	200,000	209,356
QEP Resources, Inc. 5.63%, 3/1/2026	40,000	34,524
Reliance Holding USA, Inc. Series REGS, 4.50%, 10/19/2020	250,000	255,080
Sinopec Group Overseas Development 2016, Ltd. Series REGS, 2.00%, 9/29/2021	200,000	198,254
Sunoco L.P./Sunoco Finance Corp. 6.00%, 4/15/2027	70,000	74,657
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	75,000	78,700
Transocean, Inc. 7.25%, 11/1/2025 (a)	25,000	22,033
		3,093,823
OIL & GAS SERVICES — 0.3%
Schlumberger Holdings Corp. 3.75%, 5/1/2024 (a)	320,000	336,701

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 9/1/2027 (a)	$80,000	$82,603
		419,304
PACKAGING & CONTAINERS — 0.1%
Crown Americas LLC/Crown Americas Capital Corp. 4.75%, 2/1/2026	75,000	78,632
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (a)	30,000	27,452
		106,084
PHARMACEUTICALS — 2.1%
AstraZeneca PLC:
2.38%, 11/16/2020	605,000	606,748
2.38%, 6/12/2022	55,000	55,369
Bausch Health Cos., Inc.:
5.75%, 8/15/2027 (a)	50,000	53,993
7.00%, 1/15/2028 (a)	35,000	37,660
7.25%, 5/30/2029 (a)	35,000	38,268
Bristol-Myers Squibb Co. 2.60%, 5/16/2022 (a)	430,000	437,185
Cardinal Health, Inc. 2.62%, 6/15/2022	650,000	653,887
Cigna Corp. 3.40%, 9/17/2021	450,000	459,941
CVS Health Corp. 3.70%, 3/9/2023	400,000	416,516
		2,759,567
PIPELINES — 0.3%
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.75%, 3/1/2027 (a)	35,000	29,247
Cheniere Energy Partners L.P.:
4.50%, 10/1/2029 (a)	25,000	25,667
5.25%, 10/1/2025	35,000	36,341
5.63%, 10/1/2026	90,000	95,562
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 4/15/2026 (a)	25,000	25,156
Oleoducto Central SA Series REGS, 4.00%, 5/7/2021	200,000	204,516
		416,489
REAL ESTATE — 0.2%
Sinochem Overseas Capital Co., Ltd. 4.50%, 11/12/2020	200,000	204,320
REAL ESTATE INVESTMENT TRUSTS — 0.8%
ESH Hospitality, Inc.:
4.63%, 10/1/2027 (a)	25,000	25,165
5.25%, 5/1/2025 (a)	75,000	77,539
Security Description	Principal Amount	Value
Iron Mountain, Inc. 4.88%, 9/15/2029 (a)	$45,000	$45,785
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 5.75%, 2/1/2027 (a)	50,000	56,214
MPT Operating Partnership L.P./MPT Finance Corp.:
4.63%, 8/1/2029	30,000	30,923
5.25%, 8/1/2026	70,000	73,425
Simon Property Group L.P. 2.00%, 9/13/2024	315,000	312,237
Welltower, Inc. 3.63%, 3/15/2024	435,000	456,267
		1,077,555
RETAIL — 0.2%
1011778 BC ULC/New Red Finance, Inc. 5.00%, 10/15/2025 (a)	50,000	51,787
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a)	75,000	73,549
Carvana Co. 8.88%, 10/1/2023 (a)	30,000	30,915
Golden Nugget, Inc. 6.75%, 10/15/2024 (a)	60,000	60,816
PetSmart, Inc. 5.88%, 6/1/2025 (a)	42,000	41,989
Staples, Inc. 7.50%, 4/15/2026 (a)	60,000	61,772
		320,828
SEMICONDUCTORS — 0.7%
Analog Devices, Inc. 2.95%, 1/12/2021	440,000	443,757
Microchip Technology, Inc. 3.92%, 6/1/2021	430,000	438,953
		882,710
SOFTWARE — 0.2%
CDK Global, Inc. 5.25%, 5/15/2029 (a)	15,000	15,569
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	45,000	48,709
Informatica LLC 7.13%, 7/15/2023 (a)	80,000	81,467
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	85,000	88,715
		234,460
TELECOMMUNICATIONS — 1.6%
AT&T, Inc. 2.80%, 2/17/2021	430,000	433,702
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	200,000	201,935

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	$25,000	$23,199
Colombia Telecomunicaciones 8.50%, 12/29/2049	250,000	256,087
CommScope, Inc. 5.50%, 3/1/2024 (a)	45,000	46,234
Comunicaciones Celulares SA Via Comcel Trust 6.88%, 2/6/2024	200,000	206,530
Frontier Communications Corp. 8.00%, 4/1/2027 (a)	70,000	73,956
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	50,000	53,601
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	30,000	16,786
Level 3 Financing, Inc.:
4.63%, 9/15/2027 (a)	55,000	55,751
5.38%, 1/15/2024	70,000	71,424
Sprint Capital Corp. 6.88%, 11/15/2028	50,000	54,502
Sprint Corp. 7.13%, 6/15/2024	50,000	53,862
Telesat Canada/Telesat LLC 6.50%, 10/15/2027 (a)	20,000	20,387
T-Mobile USA, Inc. 4.50%, 2/1/2026	75,000	77,286
Verizon Communications, Inc. 3 Month USD LIBOR + 1.10%, 3.26%, 5/15/2025 (c)	430,000	436,545
		2,081,787
TRANSPORTATION — 0.7%
Penske Truck Leasing Co. L.P./PTL Finance Corp. 2.70%, 11/1/2024 (a)	440,000	441,945
Union Pacific Corp. 3.20%, 6/8/2021	440,000	447,977
		889,922
TRUCKING & LEASING — 0.3%
Avolon Holdings Funding, Ltd.:
3.63%, 5/1/2022 (a)	375,000	380,171
5.25%, 5/15/2024 (a)	60,000	64,359
		444,530
TOTAL CORPORATE BONDS & NOTES (Cost $36,587,822)		37,153,980
ASSET-BACKED SECURITIES — 3.6%
AUTOMOBILE — 0.3%
Westlake Automobile Receivables Trust Series 2017-2A, Class C, 2.59%, 12/15/2022 (a)	400,000	400,287
Security Description	Principal Amount	Value
OTHER ABS — 2.8%
Ajax Mortgage Loan Trust Series 2018-E, Class A, 4.38%, 6/25/2058 (a) (c)	$483,978	$489,190
Arbor Realty Commercial Real Estate Notes 2018-FL1, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 1.15%, 3.18%, 6/15/2028 (a) (c)	71,000	71,067
BDS, Ltd. Series 2019-FL4, Class A, 1 Month USD LIBOR + 1.10%, 3.13%, 8/15/2036 (a) (c)	100,000	100,031
BSPRT Issuer, Ltd. Series 2019-FL5, Class A, 1 Month USD LIBOR + 1.15%, 3.63%, 5/15/2029 (a) (c)	100,000	100,031
Consumer Loan Underlying Bond Credit Trust 2018-P1 Series 2018-P1, Class A, 3.39%, 7/15/2025 (a)	170,195	170,881
LoanCore 2018-CRE1 Issuer, Ltd. Series 2018-CRE1, Class A, 1 Month USD LIBOR + 1.13%, 3.16%, 5/15/2028 (a) (c)	100,000	99,913
LoanCore Issuer, Ltd. Series 2019-CRE2, Class AS, 1 Month USD LIBOR + 1.50%, 3.53%, 5/15/2036 (a) (c)	100,000	100,250
Marathon CRE 2018 FL1, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 1.15%, 3.18%, 6/15/2028 (a) (c)	100,000	100,063
Marlette Funding Trust:
Series 2019-2A, Class A, 3.13%, 7/16/2029 (a)	408,924	411,890
Series 2018-3A, Class A, 3.20%, 9/15/2028 (a)	169,240	169,659
NLY Commercial Mortgage Trust Series 2019-FL2, Class AS, 1 Month USD LIBOR + 1.60%, 3.63%, 2/15/2036 (a) (c)	120,000	120,450
OneMain Financial Issuance Trust Series 2017-1A, Class A1, 2.37%, 9/14/2032 (a)	250,000	249,808
Sofi Consumer Loan Program 2018-2 Trust Series 2018-2, Class A1, 2.93%, 4/26/2027 (a)	36,780	36,814
Sofi Consumer Loan Program LLC:
Series 2017-6, Class A2, 2.82%, 11/25/2026 (a)	276,113	276,935
Series 2017-1, Class A, 3.28%, 1/26/2026 (a)	104,673	105,270
STWD, Ltd. Series 2019-FL1, Class AS, 1 Month USD LIBOR + 1.40%, 3.67%, 7/15/2038 (a) (c)	100,000	100,187

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Textainer Marine Containers VII, Ltd. Series 2019-1A, Class A, 3.96%, 4/20/2044 (a)	$483,333	$486,701
Vericrest Opportunity Loan Trust Series 2019-NPL3, Class A1, 3.97%, 3/25/2049 (a) (d)	389,367	391,543
		3,580,683
STUDENT LOAN ABS — 0.5%
Laurel Road Prime Student Loan Trust Series 2019-A, Class A1FX, 2.34%, 10/25/2048 (a)	697,042	697,548
TOTAL ASSET-BACKED SECURITIES (Cost $4,659,869)		4,678,518
FOREIGN GOVERNMENT OBLIGATIONS — 1.8%
BRAZIL — 0.5%
Banco Bradesco (Cayman) 5.90%, 1/16/2021	200,000	207,030
Banco do Brasil SA 8.50%, 10/29/2049	200,000	210,282
Brazilian Government International Bond 4.88%, 1/22/2021	200,000	206,832
		624,144
CHILE — 0.2%
Chile Government International Bond 3.88%, 8/5/2020	200,000	202,860
SOC Quimica Y Minera de 5.50%, 4/21/2020	100,000	101,381
		304,241
COLOMBIA — 0.2%
Colombia Government International Bond 4.38%, 7/12/2021	200,000	207,020
DOMINICAN REPUBLIC — 0.2%
Dominican Republic International Bond Series REGS, 7.50%, 5/6/2021	266,666	278,853
INDONESIA — 0.2%
Indonesia Government International Bond Series REGS, 4.88%, 5/5/2021	200,000	207,356
MALAYSIA — 0.2%
Wakala Global Sukuk Bhd 4.65%, 7/6/2021	250,000	260,440
MEXICO — 0.1%
Nacional Financiera SNC Series REGS, 3.38%, 11/5/2020	200,000	200,980
Security Description	Principal Amount	Value
THAILAND — 0.2%
Export Import Bank of Thailand Series EMTN, 3 Month USD LIBOR + 0.85%, 3.00%, 5/23/2024 (c)	$250,000	$250,393
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,332,124)		2,333,427
U.S. GOVERNMENT AGENCY OBLIGATIONS — 22.0%
Federal Home Loan Mortgage Corp.:
3.00%, 10/1/2034	1,000,000	1,022,985
3.50%, 9/1/2032	717,427	744,117
Series 264, Class F1, 1 Month USD LIBOR + 0.55%, 2.58%, 7/15/2042 (c)	1,845,201	1,852,853
Series 4125, Class FH, 1 Month USD LIBOR + 0.35%, 2.38%, 11/15/2042 (c)	730,320	725,080
Series 3798, Class FG, CMO, 1 Month USD LIBOR + 0.51%, 2.54%, 1/15/2041 (c)	2,352,335	2,358,349
Series 4030, Class AN, CMO, REMIC, 1.75%, 4/15/2027	1,539,878	1,517,064
Series 4060, Class QA, CMO, REMIC, 1.50%, 9/15/2026	537,834	532,035
Series 4125, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.35%, 2.38%, 11/15/2042 (c)	421,395	418,480
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030 (c)	252,288	247,048
Series 4582, Class HA, CMO, REMIC, 3.00%, 9/15/2045	604,375	623,455
Series 4738, Class LA, CMO, REMIC, 3.00%, 11/15/2043 (c)	808,420	822,023
Series 4764, Class WF, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 1.86%, 2/15/2048 (c)	880,091	875,149
Series K722, Class X1, IO, 1.44%, 3/25/2023 (c)	476,403	16,636
Federal National Mortgage Association:
3.00%, 11/1/2033	1,604,813	1,652,432
3.00%, 11/1/2036	490,170	505,102
Series 2010-141, Class FB, 1 Month USD LIBOR + 0.47%, 2.49%, 12/25/2040 (c)	301,104	301,156
Series 2016-23, Class FT, 1 Month USD LIBOR + 0.50%, 2.52%, 11/25/2045 (c)	905,210	905,477
Series 2012-56, Class FA, CMO, 1 Month USD LIBOR + 0.55%, 2.57%, 6/25/2042 (c)	1,723,770	1,735,643

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-77, Class FA, CMO, 1 Month USD LIBOR + 0.30%, 2.32%, 10/25/2048 (c)	$813,184	$805,530
Series 2007-54, Class FW, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 2.27%, 6/25/2037 (c)	619,045	613,910
Series 2012-32, Class DA, CMO, REMIC, 2.00%, 11/25/2026	1,767,045	1,759,551
Series 2015-59, Class A, CMO, REMIC, 3.00%, 6/25/2041	455,498	462,331
Series 2016-8, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.45%, 0.88%, 3/25/2046 (c)	598,596	595,915
Series 2017-13, Class ML, CMO, REMIC, 3.00%, 8/25/2041	774,748	787,576
Series 2017-2, Class HA, CMO, REMIC, 3.00%, 9/25/2041	695,875	706,944
Series 2018-27, Class FJ, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 2.32%, 12/25/2047 (c)	811,462	804,919
Series 2018-30, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 2.32%, 5/25/2048 (c)	844,461	840,046
Series 2018-39, Class EF, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 2.32%, 6/25/2048 (c)	759,353	754,924
Series 2018-39, Class FG, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 2.27%, 11/25/2033 (c)	766,137	757,630
Series 2018-45, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 2.20%, 6/25/2048 (c)	763,171	755,972
Government National Mortgage Association:
Series 2014-94, Class FB, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 2.29%, 9/20/2035 (c)	684,622	680,135
Series 2017-116, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 2.40%, 11/20/2043 (c)	562,170	558,845
Series 2017-116, Class FB, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 2.29%, 5/20/2044 (c)	643,382	639,692
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $28,422,186)		28,379,004
U.S. TREASURY OBLIGATIONS — 32.2%
Treasury Notes:
1.63%, 4/30/2023	4,040,000	4,046,313
2.25%, 3/31/2020	4,990,000	4,998,967
2.25%, 12/31/2023	3,620,000	3,720,681
U.S. Treasury Bill:
1.58%, 10/3/2019	5,000,000	4,999,545
Security Description	Principal Amount	Value
1.83%, 10/29/2019	$1,100,000	$1,098,402
1.83%, 11/5/2019	900,000	898,457
1.85%, 2/13/2020	5,000,000	4,966,719
1.92%, 12/5/2019	4,000,000	3,987,107
2.13%, 10/10/2019	7,010,000	7,006,902
2.31%, 11/7/2019	5,780,000	5,769,782
TOTAL U.S. TREASURY OBLIGATIONS (Cost $41,272,165)		41,492,875
MORTGAGE-BACKED SECURITIES — 10.5%
Alternative Loan Trust Series 2006-41CB, Class 1A3, CMO, 6.00%, 1/25/2037	358,816	297,128
AREIT Trust Series 2018-CRE1, Class B, 1 Month USD LIBOR + 1.65%, 3.68%, 2/14/2035 (a) (c)	81,000	80,975
Atrium Hotel Portfolio Trust Series 2017-ATRM, Class E, 1 Month USD LIBOR + 3.05%, 5.08%, 12/15/2036 (a) (c)	36,000	36,141
Atrium Hotel Portfolio Trust 2018-ATRM Series 2018-ATRM, Class A, 1 Month USD LIBOR + 0.95%, 2.98%, 6/15/2035 (a) (c)	100,000	100,013
Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class A, 1 Month USD LIBOR + 1.00%, 3.03%, 3/15/2036 (a) (c)	84,566	84,566
BANK Series 2017-BNK6, Class XA, IO, 1.00%, 7/15/2060 (c)	1,125,054	54,350
BBCMS Mortgage Trust:
Series 2017-DELC, Class C, 1 Month USD LIBOR + 1.20%, 3.23%, 8/15/2036 (a) (c)	17,000	16,965
Series 2017-DELC, Class D, 1 Month USD LIBOR + 1.70%, 3.73%, 8/15/2036 (a) (c)	19,000	19,031
Series 2017-DELC, Class E, 1 Month USD LIBOR + 2.50%, 4.53%, 8/15/2036 (a) (c)	38,000	38,116
Series 2017-DELC, Class F, 1 Month USD LIBOR + 3.50%, 5.53%, 8/15/2036 (a) (c)	38,000	38,306
Series 2018-TALL, Class A, 1 Month USD LIBOR + 0.72%, 2.75%, 3/15/2037 (a) (c)	101,000	100,755
BBCMS Trust Series 2018-BXH, Class A, 1 Month USD LIBOR + 1.00%, 3.03%, 10/15/2037 (a) (c)	12,519	12,494
Bellemeade Re, Ltd. Series 2017-1, Class M1, 1 Month USD LIBOR + 1.70%, 3.72%, 10/25/2027 (a) (c)	235,951	236,728

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
BENCHMARK Mortgage Trust Series 2018-B1, Class XA, IO, 0.66%, 1/15/2051 (c)	$2,262,242	$76,367
BHMS Series 2018-ATLS, Class A, 1 Month USD LIBOR + 1.25%, 3.28%, 7/15/2035 (a) (c)	75,000	75,016
BHP Trust:
Series 2019-BXHP, Class A, 1 Month USD LIBOR + 0.98%, 3.00%, 8/15/2036 (a) (c)	100,000	99,363
Series 2019-BXHP, Class C, 1 Month USD LIBOR + 1.52%, 3.55%, 8/15/2036 (a) (c)	100,000	99,436
Braemar Hotels & Resorts Trust 2018-Prime Series 2018-PRME, Class A, 1 Month USD LIBOR + 0.82%, 2.85%, 6/15/2035 (a) (c)	115,000	114,482
BX Commercial Mortgage Trust Series 2018-BIOA, Class E, 1 Month USD LIBOR + 1.95%, 3.98%, 3/15/2037 (a) (c)	257,000	257,062
BX Trust:
Series 2017-APPL, Class B, 1 Month USD LIBOR + 1.15%, 3.18%, 7/15/2034 (a) (c)	75,650	75,629
Series 2018-EXCL, Class A, 1 Month USD LIBOR + 1.09%, 3.12%, 9/15/2037 (a) (c)	13,611	13,597
BX Trust 2018-BILT Series 2018-BILT, Class A, 1 Month USD LIBOR + 0.80%, 2.83%, 5/15/2030 (a) (c)	115,000	114,891
BX Trust 2018-MCSF Series 2018-MCSF, Class F, 1 Month USD LIBOR + 2.65%, 4.67%, 4/15/2035 (a) (c)	47,000	47,235
BX Trust 2019-MMP Series 2019-MMP, Class B, 1 Month USD LIBOR + 1.30%, 3.33%, 8/15/2036 (a) (c)	116,000	116,373
BXMT, Ltd. Series 2017-FL1, Class C, 1 Month USD LIBOR + 1.95%, 3.97%, 6/15/2035 (a) (c)	150,000	149,475
Caesars Palace Las Vegas Trust:
Series 2017-VICI, Class A, 3.53%, 10/15/2034 (a)	110,000	114,347
Series 2017-VICI, Class B, 3.83%, 10/15/2034 (a)	110,000	114,569
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class A, 1 Month USD LIBOR + 1.07%, 3.10%, 12/15/2037 (a) (c)	79,000	79,138
Cantor Commercial Real Estate:
Series 2019-CF1, Class 65A, 4.41%, 5/15/2052	163,000	172,673
Series 2019-CF1, Class 65B, 4.14%, 5/15/2052	163,000	168,101
Security Description	Principal Amount	Value
CF Trust Series 2019-MF1, Class A, 1 Month USD LIBOR + 1.05%, 3.08%, 8/21/2032 (a) (c)	$100,000	$99,954
CFCRE Commercial Mortgage Trust:
Series 2018-TAN, Class B, 4.69%, 2/15/2033 (a)	55,000	58,119
Series 2018-TAN, Class C, 5.29%, 2/15/2033 (a)	55,000	57,904
Series 2018-TAN, Class D, 6.10%, 2/15/2033 (a)	33,000	35,349
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class A, 1 Month USD LIBOR + 0.79%, 2.82%, 7/15/2032 (a) (c)	100,000	100,000
CGGS Commercial Mortgage Trust Series 2018-WSS, Class D, 1 Month USD LIBOR + 2.30%, 4.33%, 2/15/2037 (a) (c)	100,000	99,900
CGGS Commercial Mortgage Trust 2018-WSS Series 2018-WSS, Class A, 1 Month USD LIBOR + 0.90%, 2.93%, 2/15/2037 (a) (c)	100,000	99,633
CHT COSMO Mortgage Trust:
Series 2017-CSMO, Class E, 1 Month USD LIBOR + 3.00%, 5.03%, 11/15/2036 (a) (c)	59,000	59,099
Series 2017-CSMO, Class F, 1 Month USD LIBOR + 3.74%, 5.77%, 11/15/2036 (a) (c)	131,000	131,314
Citigroup Commercial Mortgage Trust:
Series 2018-TBR, Class D, 1 Month USD LIBOR + 1.80%, 3.83%, 12/15/2036 (a) (c)	95,000	94,988
Series 2016-GC37, Class XA, IO, 1.93%, 4/10/2049 (c)	497,000	44,546
CLNS Trust:
Series 2017-IKPR, Class C, 1 Month USD LIBOR + 1.10%, 3.15%, 6/11/2032 (a) (c)	81,000	80,829
Series 2017-IKPR, Class D, 1 Month USD LIBOR + 2.05%, 4.10%, 6/11/2032 (a) (c)	18,000	17,987
Series 2017-IKPR, Class E, 1 Month USD LIBOR + 3.50%, 5.55%, 6/11/2032 (a) (c)	18,000	18,030
COLT Mortgage Loan Trust Series 2018-1, Class A1, CMO, 2.93%, 2/25/2048 (a) (c)	100,130	100,073
COMM Mortgage Trust:
Series 2014-FL5, Class D, 1 Month USD LIBOR + 4.00%, 3.58%, 10/15/2031 (a) (c)	100,000	99,056
Series 2018-HCLV, Class A, 1 Month USD LIBOR + 1.00%, 3.03%, 9/15/2033 (a) (c)	70,000	69,824

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-CR25, Class XA, IO, 1.04%, 8/10/2048 (c)	$1,320,652	$56,062
Credit Suisse Mortgage Capital Certificates:
Series 2017-CHOP, Class D, 1 Month USD LIBOR + 1.90%, 3.93%, 7/15/2032 (a) (c)	29,000	29,075
Series 2019-ICE4, Class A, 1 Month USD LIBOR + 0.98%, 3.01%, 5/15/2036 (a) (c)	102,000	102,128
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class XA, IO, 1.39%, 6/15/2050 (c)	341,049	19,088
Series 2017-CX10, Class XA, IO, 0.86%, 11/15/2050 (c)	993,693	46,256
Series 2017-CX9, Class XA, IO, 1.03%, 9/15/2050 (c)	1,840,846	64,945
DBGS BIOD Mortgage Trust Series 2018-BIOD, Class A, 1 Month USD LIBOR + 0.80%, 2.83%, 5/15/2035 (a) (c)	139,221	139,237
Exantas Capital Corp., Ltd. Series 2019-RSO7, Class A, 1 Month USD LIBOR + 1.00%, 3.02%, 4/15/2036 (a) (c)	99,974	99,974
Federal Home Loan Mortgage Corp.:
Series 4703, Class FA, 1 Month USD LIBOR + 0.35%, 1.58%, 7/15/2047 (c)	1,080,909	1,074,789
Series 4818, Class FC, 1 Month USD LIBOR + 0.30%, 2.33%, 4/15/2048 (c)	639,297	633,757
Federal National Mortgage Association:
Series 2012-56, Class FK, 1 Month USD LIBOR + 0.45%, 2.47%, 6/25/2042 (c)	1,055,369	1,050,815
Series 2017-96, Class FA, 1 Month USD LIBOR + 0.40%, 2.42%, 12/25/2057 (c)	938,010	932,989
Series 2018-55, Class FA, 1 Month USD LIBOR + 0.30%, 2.37%, 8/25/2048 (c)	787,193	777,071
GPMT 2018-FL1, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 0.90%, 2.94%, 11/21/2035 (a) (c)	59,070	59,033
GPT 2018-GPP Mortgage Trust Series 2018-GPP, Class B, 1 Month USD LIBOR + 1.28%, 3.31%, 6/15/2035 (a) (c)	37,500	37,330
Great Wolf Trust Series 2017-WOLF, Class B, 1 Month USD LIBOR + 1.10%, 3.13%, 9/15/2034 (a) (c)	100,000	99,976
GS Mortgage Securities Corp. Trust Series 2018-FBLU, Class E, 1 Month USD LIBOR + 2.75%, 4.78%, 11/15/2035 (a) (c)	53,000	53,112
Security Description	Principal Amount	Value
GS Mortgage Securities Trust:
Series 2017-500K, Class E, 1 Month USD LIBOR + 1.50%, 3.53%, 7/15/2032 (a) (c)	$50,000	$50,070
Series 2017-500K, Class F, 1 Month USD LIBOR + 1.80%, 3.83%, 7/15/2032 (a) (c)	107,000	107,284
Series 2018-TWR, Class A, 1 Month USD LIBOR + 0.90%, 2.93%, 7/15/2031 (a) (c)	100,000	99,850
Series 2018-TWR, Class D, 1 Month USD LIBOR + 1.60%, 3.63%, 7/15/2031 (a) (c)	100,000	99,615
Series 2017-GS7, Class XA, IO, 1.28%, 8/10/2050 (c)	391,604	26,207
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2018-LAQ, Class A, 1 Month USD LIBOR + 1.00%, 3.03%, 6/15/2032 (a) (c)	95,992	95,891
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2007-LDPX, Class AM, 5.46%, 1/15/2049 (c)	3,236	3,237
Series 2018-WPT, Class EFL, 1 Month USD LIBOR + 2.60%, 4.67%, 7/5/2033 (a) (c)	100,000	100,313
Series 2019-MFP, Class A, 1 Month USD LIBOR + 0.96% , 3.03%, 7/15/2036 (a) (c)	107,000	106,864
Series 2016-JP4, Class XA, IO, 0.88%, 12/15/2049 (c)	1,661,860	55,193
LMREC 2015-CRE1, Inc. Series 2015-CRE1, Class AR, 1 Month USD LIBOR + 0.98% , 2.88%, 2/22/2032 (a) (c)	28,071	28,071
LoanCore 2019-CRE3 Issuer, Ltd. Series 2019-CRE3, Class A, 1 Month USD LIBOR + 1.05%, 3.08%, 4/15/2034 (a) (c)	100,000	100,000
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C15, Class XA, IO, 1.14%, 4/15/2047 (c)	827,959	29,497
Series 2014-C19, Class LNCX, IO, 0.60%, 12/15/2046 (a)	1,213,720	34,171
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class B, 6.39%, 10/15/2042 (c)	116,000	117,057
Series 2018-SUN, Class A, 1 Month USD LIBOR + 0.90%, 2.93%, 7/15/2035 (a) (c)	74,000	73,963
Series 2019-PLND, Class B, 1 Month USD LIBOR + 1.30%, 3.33%, 5/15/2036 (a) (c)	163,000	162,978
Series 2016-UB12, Class XA, IO, 0.92%, 12/15/2049 (c)	1,589,304	61,210

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Motel 6 Trust Series 2017-MTL6, Class D, 1 Month USD LIBOR + 2.15%, 4.18%, 8/15/2034 (a) (c)	$62,194	$62,260
MSCG Trust Series 2018-SELF, Class A, 1 Month USD LIBOR + 0.90%, 2.93%, 10/15/2037 (a) (c)	79,000	79,110
Natixis Commercial Mortgage Securities Trust 2018-850T:
Series 2018-850T, Class C, 1 Month USD LIBOR + 0.15%, 3.18%, 7/15/2033 (a) (c)	100,000	99,612
Series 2018-850T, Class D, 1 Month USD LIBOR + 0.14%, 3.48%, 7/15/2033 (a) (c)	100,000	99,794
Natixis Commercial Mortgage Securities Trust 2018-FL1 Series 2018-FL1, Class A, 1 Month USD LIBOR + 0.95%, 3.15%, 6/15/2035 (a) (c)	93,459	93,167
PFP, Ltd. Series 2019-5, Class A, 1 Month USD LIBOR + 0.97%, 3.00%, 4/14/2036 (a) (c)	99,991	100,053
RAIT Trust Series 2017-FL7, Class AS, 1 Month USD LIBOR + 1.30%, 3.33%, 6/15/2037 (a) (c)	6,000	5,966
Ready Capital Mortgage Trust Series 2019-5, Class A, 3.78%, 2/25/2052 (a)	94,800	97,508
ReadyCap Commercial Mortgage Trust Series 2019-FL3, Class A, 1 Month USD LIBOR + 1.00%, 3.02%, 3/25/2034 (a) (c)	100,000	99,701
Rosslyn Portfolio Trust:
Series 2017-ROSS, Class A, 1 Month USD LIBOR + 0.95%, 2.98%, 6/15/2033 (a) (c)	15,000	15,014
Series 2017-ROSS, Class B, 1 Month USD LIBOR + 1.25%, 3.28%, 6/15/2033 (a) (c)	15,000	15,060
Shelter Growth CRE 2019-FL2 Issuer, Ltd. Series 2019-FL2, Class B, 1 Month USD LIBOR + 1.80%, 4.33%, 5/15/2036 (a) (c)	100,000	100,125
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.73%, 6/15/2050 (c)	801,060	72,163
Velocity Commercial Capital Loan Trust:
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (c)	811,439	827,752
Series 2016-1, Class AFX, ABS, 3.53%, 4/25/2046 (a) (c)	13,769	13,744
Security Description	Principal Amount	Value
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8, Class 2CB3, CMO, 1 Month USD LIBOR + 0.41%, 2.43%, 10/25/2035 (c)	$758,878	$706,972
Wells Fargo Commercial Mortgage Trust Series 2019-C51, Class XA, 1.53%, 6/15/2052 (c)	1,034,964	102,090
WFRBS Commercial Mortgage Trust Series 2013-C18, Class XA, IO, 0.89%, 12/15/2046 (c)	1,132,513	27,528
TOTAL MORTGAGE-BACKED SECURITIES (Cost $13,798,529)		13,514,654
	Shares
SHORT-TERM INVESTMENT — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (e) (f) (Cost $1,562,536)	1,562,536	1,562,536
TOTAL INVESTMENTS — 100.2% (Cost $128,635,231)		129,114,994
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(282,639)
NET ASSETS — 100.0%		$128,832,355
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 14.6% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2019. Maturity date shown is the final maturity.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2019.
ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$37,153,980	$—	$37,153,980
Asset-Backed Securities	—	4,678,518	—	4,678,518
Foreign Government Obligations	—	2,333,427	—	2,333,427
U.S. Government Agency Obligations	—	28,379,004	—	28,379,004
U.S. Treasury Obligations	—	41,492,875	—	41,492,875
Mortgage-Backed Securities	—	13,514,654	—	13,514,654
Short-Term Investment	1,562,536	—	—	1,562,536
TOTAL INVESTMENTS	$1,562,536	$127,552,458	$—	$129,114,994
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,248,841	$6,248,841	$12,757,401	$17,443,706	$—	$—	1,562,536	$1,562,536	$20,797
See accompanying notes to schedule of investments.

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
DOMESTIC FIXED INCOME — 99.8%
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (a)	22,098	$2,023,956
SPDR Bloomberg Barclays High Yield Bond ETF (a)	15,847	1,723,203
SPDR Bloomberg Barclays Intermediate Term Treasury ETF (a)	106,706	3,336,697
SPDR Bloomberg Barclays Mortgage Backed Bond ETF (a)	156,220	4,103,899
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	50,568	1,784,039
SPDR Portfolio Long Term Corporate Bond ETF (a)	120,609	3,629,125
SPDR Portfolio Long Term Treasury ETF (a)	16,967	696,156
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $16,957,370)		17,297,075
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (b)(c) (Cost $36,703)	36,703	36,703
TOTAL INVESTMENTS—100.0% (Cost $16,994,073)		17,333,778
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.0)%(d)		(4,189)
NET ASSETS—100.0%		$17,329,589

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2019.
(d)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$17,297,075	$—	$—	$17,297,075
Short-Term Investment	36,703	—	—	36,703
TOTAL INVESTMENTS	$17,333,778	$—	$—	$17,333,778
See accompanying notes to schedule of investments.

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	3,742	$342,805	$3,278,574	$1,597,826	$(1,073)	$1,476	22,098	$2,023,956	$9,072
SPDR Bloomberg Barclays High Yield Bond ETF	5,218	568,449	1,180,275	27,001	(6)	1,486	15,847	1,723,203	14,992
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	23,909	1,477,576	1,863,117	33,901	(365)	30,270	106,706	3,336,697	10,902
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	136,205	3,560,399	2,224,590	1,697,238	(2,466)	18,614	156,220	4,103,899	33,647
SPDR Portfolio Intermediate Term Corporate Bond ETF	31,956	1,116,223	1,824,496	1,167,696	20,346	(9,330)	50,568	1,784,039	5,704
SPDR Portfolio Long Term Corporate Bond ETF	114,074	3,279,628	2,580,353	2,347,254	137,595	(21,197)	120,609	3,629,125	24,516
SPDR Portfolio Long Term Treasury ETF	13,503	515,274	627,122	459,082	4,198	8,644	16,967	696,156	2,372
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,198	19,198	32,649	15,144	—	—	36,703	36,703	119
Total		$10,879,552	$13,611,176	$7,345,142	$158,229	$29,963		$17,333,778	$101,324
See accompanying notes to schedule of investments.

SPDR SSGA US SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
DOMESTIC EQUITY — 88.0%
The Communication Services Select Sector SPDR Fund (a)	71,879	$3,559,448
The Financial Select Sector SPDR Fund (a)	99,338	2,781,464
The Health Care Select Sector SPDR Fund (a)	57,286	5,163,187
The Industrial Select Sector SPDR Fund (a)	51,764	4,018,439
The Technology Select Sector SPDR Fund (a)	126,852	10,215,392
		25,737,930
REAL ESTATE — 11.8%
The Real Estate Select Sector SPDR Fund (a)	87,581	3,445,437
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $28,587,555)		29,183,367
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (b)(c) (Cost $65,392)	65,392	65,392
TOTAL INVESTMENTS—100.0% (Cost $28,652,947)		29,248,759
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.0)%(d)		(11,341)
NET ASSETS—100.0%		$29,237,418

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2019.
(d)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$29,183,367	$—	$—	$29,183,367
Short-Term Investment	65,392	—	—	65,392
TOTAL INVESTMENTS	$29,248,759	$—	$—	$29,248,759
See accompanying notes to schedule of investments.

SPDR SSGA US SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	43,535	$43,535	$147,240	$125,383	$—	$—	65,392	$65,392	$169
The Communication Services Select Sector SPDR Fund	—	—	3,658,219	—	—	(98,771)	71,879	3,559,448	8,577
The Consumer Staples Select Sector SPDR Fund	26,360	1,530,725	119,870	1,683,193	10,954	21,644	—	—	—
The Financial Select Sector SPDR Fund	—	—	2,781,027	—	—	437	99,338	2,781,464	14,332
The Health Care Select Sector SPDR Fund	43,744	4,052,444	3,481,540	2,235,308	(32,596)	(102,893)	57,286	5,163,187	21,740
The Industrial Select Sector SPDR Fund	43,980	3,404,932	3,400,142	2,869,553	34,131	48,787	51,764	4,018,439	21,459
The Real Estate Select Sector SPDR Fund	37,107	1,364,424	3,580,611	1,694,081	11,463	183,020	87,581	3,445,437	23,053
The Technology Select Sector SPDR Fund	47,988	3,744,984	6,705,499	413,754	(9,437)	188,100	126,852	10,215,392	32,056
Total		$14,141,044	$23,874,148	$9,021,272	$14,515	$240,324		$29,248,759	$121,386
See accompanying notes to schedule of investments.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Valuation
Each Portfolio's or Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Portfolio’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Portfolio's or Fund's NAV and the prices used by the Portfolios' or Funds' underlying benchmark. Various inputs are used in determining the value of the Portfolios' or Funds' investments.
The Portfolios or Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Portfolio’s or Fund's investments according to the fair value hierarchy as of September 30, 2019, is disclosed in the Portfolio’s or Fund's respective Schedules of Investments.
Loan Agreements
The Blackstone / GSO Senior Loan Portfolio, SPDR DoubleLine Total Return Tactical ETF and SPDR DoubleLine Short Duration Total Return Tactical ETF invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Portfolios and the Fund do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Portfolios and the Fund as the issuers of such loans.
Other Transactions with Affiliates
The Portfolios or Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios or Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2019 are disclosed in the Portfolios' or Funds' respective Schedules of Investments.
Aggregate Unrealized Appreciation and Depreciation
As of September 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR SSGA Multi-Asset Real Return ETF	$112,197,495	$2,094,116	$6,226,846	$(4,132,730)
SPDR SSGA Income Allocation ETF	138,374,354	3,232,464	913,367	2,319,097
SPDR SSGA Global Allocation ETF	255,365,148	18,894,806	960,397	17,934,409
SPDR Blackstone / GSO Senior Loan ETF	2,444,455,439	15,582,512	35,124,970	(19,542,458)
SPDR SSGA Ultra Short Term Bond ETF	210,992,748	280,267	58,834	221,433
SPDR DoubleLine Total Return Tactical ETF	3,362,681,806	79,244,650	43,218,963	36,025,687
State Street Defensive Global Equity Portfolio	2,015,541	362,190	45,124	317,066
SPDR MFS Systematic Core Equity ETF	33,830,905	2,658,699	1,093,074	1,565,625
SPDR MFS Systematic Growth Equity ETF	36,720,386	2,438,738	1,751,834	686,904
SPDR MFS Systematic Value Equity ETF	32,421,398	2,784,763	990,422	1,794,341
SPDR DoubleLine Emerging Markets Fixed Income ETF	66,444,044	2,855,926	799,399	2,056,527
SPDR DoubleLine Short Duration Total Return Tactical ETF	128,640,261	983,940	509,207	474,733
SPDR SSGA Fixed Income Sector Rotation ETF	16,994,073	339,705	—	339,705
SPDR SSGA US Sector Rotation ETF	28,652,947	694,583	98,771	595,812

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolios or Funds through the date on which the FORM N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the FORM N-PORT filings.
Other information regarding the Portfolios or Funds is available in the Fund's most recent Report to Shareholders. This information is also available on the Fund's website at www.spdrs.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.